UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number 811-5149
                                   811-10631

Name of Fund:  Merrill Lynch Funds for Institutions Series
                        Merrill Lynch Premier Institutional Fund
                        Merrill Lynch Institutional Fund
                        Merrill Lynch Institutional Tax-Exempt Fund
                        Merrill Lynch Government Fund
                        Merrill Lynch Treasury Fund
               Master Institutional Money Market Trust
                        Master Premier Institutional Fund
                        Master Institutional Fund
                        Master Institutional Tax-Exempt Fund

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
     Funds for Institutions Series and Master Institutional Money Market Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/04

Date of reporting period: 05/01/03 - 04/30/04

Item 1 - Report to Stockholders

Annual Report

[Merrill Lynch Investment Managers logo]

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
--------------------------------------------------------------------------------

Merrill Lynch Premier Institutional Fund
Merrill Lynch Institutional Fund
Merrill Lynch Government Fund
Merrill Lynch Treasury Fund
Merrill Lynch Institutional Tax-Exempt Fund


April 30, 2004

--------------------------------------------------------------------------------
Dear Shareholder:
     We are pleased to provide you with this Annual Report for the Merrill
Lynch Funds For Institutions Series.

Market Environment
     Short-term interest rates were quite volatile during the 12-month period ended April 30, 2004, and ended the year significantly higher than where they began. The yield on the two-year U.S. Treasury note opened the period at 1.49% on April 30, 2003 and closed at 2.32% on April 30, 2004.

     Early in the period, when fears of poor economic data and deflation were at their highest, the short end of the yield curve rallied amid speculation that the Federal Reserve Board would potentially slash interest rates to a level below 1.00%. The Fed had reduced the target Federal Funds rate to 1.00% in June 2003. Consequently, as fiscal stimulus and the effects of lower interest rates began to have a positive effect on the economy, the yield curve steepened. Following an extended period of limited job growth, the U.S. Department of Labor reported that non-farm payrolls jumped by 308,000 and 288,000 in March and April 2004, respectively. The yield curve steepening accelerated in response to the employment data. The curve between the Federal Funds rate and the two-year Treasury note was as steep as 1.60%, reflecting the markets' perception that the Fed was behind the curve and would need to tighten monetary policy aggressively.

Fund Performance

Merrill Lynch Premier Institutional Fund

     The Fund's net yield for the year ended April 30, 2004 was 1.05%. The Fund's seven-day net annualized yield as of April 30, 2004 was .98%. The Master Premier Institutional Fund's average portfolio maturity at April 30, 2004 was 67 days, compared to 65 days at October 31, 2003.

Merrill Lynch Institutional Fund

     The Fund's net yield for the year ended April 30, 2004 was .97%. The Fund's seven-day net annualized yield as of April 30, 2004 was .90%. The Master Institutional Fund's average portfolio maturity at April 30, 2004 was 57 days, unchanged from 57 days at October 31, 2003.

Merrill Lynch Government Fund

     The Fund's net yield for the year ended April 30, 2004 was .94%. The Fund's seven-day net annualized yield as of April 30, 2004 was .87%. The Fund's average portfolio maturity at April 30, 2004 was 58 days, compared to 57 days at October 31, 2003.

Merrill Lynch Treasury Fund

     The Fund's net yield for the year ended April 30, 2004 was .80%. The Fund's seven-day net annualized yield as of April 30, 2004 was .75%. The Fund's average portfolio maturity at April 30, 2004 was 60 days, compared to 58 days at October 31, 2003.

Merrill Lynch Institutional Tax-Exempt Fund

     The Fund's net yield for the year ended April 30, 2004 was .84%. The Fund's seven-day net annualized yield as of April 30, 2004 was .88%. The Master Institutional Tax-Exempt Fund's average portfolio maturity at April 30, 2004 was 48 days, compared to 54 days at October 31, 2003.

Portfolio Strategy

Merrill Lynch Premier Institutional Fund
Merrill Lynch Institutional Fund

     Early in the period, we believed the Federal Reserve Board would leave short-term interest rates low as long as the employment situation was weak and deflation remained a concern. With that in mind, we added some longer-dated callable U.S. agency securities to the portfolios because they offered yield enhancement and the potential for price appreciation. Yield spreads on callable agency securities relative to straight bullet issues were wide, as interest rate volatility remained at the higher end of the historical range for most of the year.

     We continued to position the Funds in a barbelled manner. Investments were split in the longer-dated callable U.S. agency securities and the three-month-and-under sectors. We employed this strategy because there was no pick-up in yield in the three-month to one-year sectors. The yield curve was flat in this area, with no increase in yield until the 15-month to two-year sector. For the balance of the period, almost 50% of the portfolios' net assets were invested in variable-rate products, which we consider consistent with the short end of our investment spectrum. This position served as part of the barbell trade and to protect the portfolio in case an unforeseen rise in interest rates did occur.

     Based on our belief that the Fed will tighten monetary policy at one of its next two meetings, we recently restricted our investments to those that would mature before the Federal Open Market Committee meeting on June 30, 2004. Although some longer-dated investments appear attractive to us at current levels, we believe it is prudent to maintain maximum liquidity, especially in the early stages of a tightening cycle.

Merrill Lynch Government Fund

     As the period began, we sought to maintain the Fund's average life in the upper 50-day range. Our strategy was to reduce our dependence on the overnight market while emphasizing fixed-rate structures and floating-rate notes. Against a backdrop of mixed economic reports, a steeper yield curve developed, which enabled us to add longer-dated agency bullets and callable securities with longer non-call features at attractive levels versus Treasury issues. On the floating-rate front, we added prime rate and LIBOR-based floaters that recently were trading at historically tight levels to money market products. For most of the period, our portfolio was concentrated in securities that would mature in 90 days or less and, on the longer end, our focus varied between one and two years, given interest rate levels and the shape of the yield curve. By the end of the period, our goal was to protect the Fund against eventual higher interest rates by increasing our holdings in floating-rate products to nearly half of the portfolio's assets.

     Recent employment gains have suggested that job growth is catching up with the overall economy. Given that measured interest rate hikes are likely forthcoming, we will look to increase the Fund's liquidity profile, a strategy we believe is prudent in the early stages of a higher interest rate cycle.

Merrill Lynch Treasury Fund

     Throughout most of the period, we sought to maintain the Fund's average life at or near the 60-day limit. We continued to use four-week Treasury bills as a liquidity base for maturing bills and adjusted our focus in the Fund's longer-dated investments as the yield curve shifted directions frequently. As the yield curve steepened and as the market appeared oversold, we extended our focus from the six- to nine-month sector to the 18- to 24-month sector. In the front end of the curve, we sought to enhance yield by selling bills at profits prior to the announcements of their reopenings. We used gains to offset any losses while extending out on the curve for modest incremental yield. We then would reinvest the proceeds from maturing bills into the new bills at higher levels.

     Currently, the Treasury calendar has favored issuance in the longer end. Increased tax receipts have allowed bill supply to be somewhat stable, and recent steepening in the yield curve suggests a shift of market sentiment toward higher interest rates. Our current structure will favor increasing liquidity, although some longer-dated maturities appear to have value.

Merrill Lynch Institutional Tax-Exempt Fund

     Throughout the period, we used a neutral investment strategy in our approach to the short-term municipal market. Although the period was characterized by improvement in most sectors of the economy, a lack of job growth led market participants to believe that the Federal Reserve Board would keep interest rates low for an extended period of time. Fixed-rate municipal notes continued to offer some incremental yield over variable-rate demand note
(VRDN) securities, given the Federal Reserve's bias toward keeping short-term interest rates at their current levels. Although the majority of the municipalities had already brought their annual issuance to market, we looked to maintain our allocation to fixed-rate municipal note holdings close to our peer group average by focusing on attractively priced smaller municipal note deals. However, as the Fund continued to grow, we were obligated at times to pursue volatile VRDN securities and tax-exempt commercial paper (TECP) as investment alternatives.

     After the Fund's net assets reached a record high of $10.4 billion on December 8, 2003, we began to concentrate on increasing our exposure to highly liquid daily VRDN securities to combat the anticipated high redemptions that ultimately reduced the Fund's assets to $9.5 billion by the end of December. The redemptions were the result of Florida shareholders adjusting their portfolios because of the resident intangibles tax that is still in place. At the same time, we began to anticipate the timing of large subscriptions that would occur as Florida shareholders readjusted their portfolios in January by replacing VRDN securities sold at year-end. Because of the yield advantage of tax-exempt securities versus the after-tax yields of their taxable counterparts, the Fund's assets continued to rise to a record $12.1 billion on March 10, 2004. Fixed-rate municipal note yields declined to approximately 1.05% as limited new municipal issuance gave way to large seasonal demand. In addition, VRDN security and TECP yields traded in the .85% to 1% range. Although we continued to try to match our fixed-rate note percentage to our peer group average, we were selective in our pursuit as yields hovered near historic lows. As the period came to a close, we were experiencing seasonal tax-related redemptions, which allowed the Fund's assets to end the period at $11.0 billion. In addition, we experienced the first indications that economic growth was finally translating into job growth while a rise in oil prices was contributing to an upswing in inflation.

     In light of the changing economic environment and rhetoric from various Federal Reserve Board members, we are monitoring market participant reaction and are looking to adjust our investment strategy in the upcoming period to a more cautious approach to the short-term municipal market. We are anticipating matching our peer group average in fixed-rate note percentage. However, because of timing issues and our cautious investment approach, the Fund may at times have an average life below our peer group average. As municipalities' annual issuance begins in the upcoming period, we will be selective in our pursuit of fixed-rate notes. We continue to closely monitor credit quality while offering shareholders an attractive tax-exempt yield.

     We thank you for your investment in Merrill Lynch Funds For Institutions Series, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,

/s/ Terry K. Glenn                             /s/ P. Michael Walsh

Terry K. Glenn                                 P. Michael Walsh
President and Trustee                          Vice President and Portfolio Manager
Merrill Lynch Funds For Institutions Series    Merrill Lynch Premier Institutional Fund
                                               Merrill Lynch Institutional Fund


/s/ Kevin A. Schiatta                          /s/ John Ng

Kevin A. Schiatta                              John Ng
Vice President and Portfolio Manager           Vice President and Portfolio Manager
Merrill Lynch Institutional Tax-Exempt Fund    Merrill Lynch Government Fund
                                               Merrill Lynch Treasury Fund



June 21, 2004

--------------------------------------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Statement of Assets and Liabilities
April 30, 2004
--------------------------------------------------------------------------------------------------------------
Assets:
Investment in the Master Premier Institutional Fund, at value
 (identified cost $45,729,036,230) (Note 1a) ................................................  $45,728,348,231
Prepaid expense .............................................................................          430,529
                                                                                               ---------------
   Total assets .............................................................................   45,728,778,760
                                                                                               ---------------
Liabilities:
Administration fee payable (Note 2) .........................................................        4,749,362
Dividends payable ...........................................................................       14,925,139
Accrued expenses ............................................................................          394,142
                                                                                               ---------------
   Total liabilities ........................................................................       20,068,643
                                                                                               ---------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 45,709,398,116 shares of beneficial interest outstanding) ..................................  $45,708,710,117
                                                                                               ===============
Net Assets Consist of:
Paid-in capital .............................................................................  $45,709,398,116
Unrealized depreciation .....................................................................         (687,999)
                                                                                               ---------------
Total .......................................................................................  $45,708,710,117
                                                                                               ===============

--------------------------------------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Statement of Operations
For the Year Ended April 30, 2004
--------------------------------------------------------------------------------------------------------------
Investment Income:
Investment income allocated from Master Premier Institutional Fund ..........................    $ 603,599,961
Expenses allocated from Master Premier Institutional Fund ...................................      (26,123,796)
                                                                                                 -------------
   Total investment income ..................................................................      577,476,165
                                                                                                 -------------
Expenses:
Administration fee (Note 2) .................................................................       50,138,201
Registration fees ...........................................................................        3,257,563
Accounting services .........................................................................          460,109
Legal and audit fees ........................................................................          386,696
Dividend and transfer agency fees ...........................................................          320,748
Insurance ...................................................................................          293,163
Trustees' fees (Note 5) .....................................................................          170,837
Printing and shareholder reports ............................................................          167,296
Miscellaneous ...............................................................................          240,332
                                                                                                 -------------
   Total expense ............................................................................       55,434,945
                                                                                                 -------------
   Net investment income ....................................................................      522,041,220
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions allocated from Master Premier
 Institutional Fund ........................................................    $   3,079,426
Net unrealized depreciation of investments .................................      (28,102,314)
                                                                                -------------
   Net realized and unrealized loss on investments ..........................................      (25,022,888)
                                                                                                 -------------
Net Increase in Net Assets Resulting From Operations ........................................    $ 497,018,332
                                                                                                 =============


See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund                                                              Year Ended April 30,
Statements of Changes in Net Assets                                                          --------------------------------------
                                                                                                   2004                  2003
----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net assets:
Operations:
Net investment income ..................................................................     $   522,041,220      $    775,590,322
Net realized gain from investment transactions .........................................           3,079,426             6,270,875
Net unrealized appreciation (depreciation) of investments ..............................         (28,102,314)            1,610,421
                                                                                             ---------------      ----------------
Net increase in net assets resulting from operations ...................................         497,018,332           783,471,618
Total declared as dividends to shareholders (Note 4) ...................................        (525,120,646)         (781,861,197)
Capital share transactions (Note 3) ....................................................       1,160,152,122        (1,793,140,116)
                                                                                             ---------------      ----------------
Net increase (decrease) in net assets ..................................................       1,132,049,808        (1,791,529,695)
Net Assets:
Beginning of year ......................................................................      44,576,660,309        46,368,190,004
                                                                                             ---------------      ----------------
End of year ............................................................................     $45,708,710,117      $ 44,576,660,309
                                                                                             ===============      ================

----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Financial Highlights
                                                                               Year Ended April 30,
                                                    ------------------------------------------------------------------------------
                                                          2004              2003            2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of year ...........          $ 1.00            $ 1.00          $ 1.00          $ 1.00          $ 1.00
Income from Investment Operations:
 Net investment income .......................            .011              .016            .030            .061            .054
Less Distributions:
 Dividends from net investment income ........           (.011)            (.016)          (.030)          (.061)          (.054)
 Dividends from net realized gain ............              --(1)             --              --              --              --
                                                        ------            ------          ------          ------          ------
Net Asset Value, end of year .................          $ 1.00            $ 1.00          $ 1.00          $ 1.00          $ 1.00
                                                        ======            ======          ======          ======          ======
Total Return .................................            1.06%             1.61%           3.00%           6.32%           5.51%
Ratios/Supplemental Data:
 Net Assets, end of year (000) ...............     $45,708,710       $44,576,660     $46,368,190     $27,661,546     $14,524,859
 Ratio of expenses to average net assets .....             .16%              .16%            .17%            .18%            .18%
 Ratio of net investment income to average
   net assets ................................            1.04%             1.59%           2.82%           6.25%           5.40%

(1) Amount represents less than $0.01 per share.

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Assets and Liabilities
April 30, 2004
------------------------------------------------------------------------------------------------------
Assets:
Investment in the Master Institutional Fund, at value
 (identified cost $10,602,949,456) (Note 1a) ......................................    $10,603,172,859
Prepaid expense ...................................................................            198,923
                                                                                       ---------------
   Total assets ...................................................................     10,603,371,782
                                                                                       ---------------
Liabilities:
Administration fee payable (Note 2) ...............................................          1,585,679
Dividends payable .................................................................            528,534
Accrued expenses ..................................................................            228,857
                                                                                       ---------------
   Total liabilities ..............................................................          2,343,070
                                                                                       ---------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 10,600,805,309 shares of beneficial interest outstanding) ........................    $10,601,028,712
                                                                                       ===============
Net Assets Consist of:
Paid-in capital ...................................................................    $10,600,805,309
Unrealized appreciation ...........................................................            223,403
                                                                                       ---------------
Total .............................................................................    $10,601,028,712
                                                                                       ===============

------------------------------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Operations
For the Year Ended April 30, 2004
------------------------------------------------------------------------------------------------------
TABLE>
Investment Income:
Interest and discount allocated from Master Institutional Fund .....................      $144,153,245
Expenses allocated from Master Institutional Fund ..................................        (6,355,237)
                                                                                          ------------
   Total investment income .........................................................       137,798,008
                                                                                          ------------
Expenses:
Administration fee (Note 2) ........................................................        18,172,012
Dividend and transfer agency fees ..................................................         1,647,725
Registration fees ..................................................................         1,134,263
Accounting services ................................................................           241,575
Legal and audit fees ...............................................................           100,090
Insurance ..........................................................................            74,139
Printing and shareholder reports ...................................................            62,609
Trustees' fees (Note 5) ............................................................            42,949
Miscellaneous ......................................................................            95,878
                                                                                          ------------
   Total expense ...................................................................        21,571,240
                                                                                          ------------
   Net investment income ...........................................................       116,226,768
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions allocated from Master
 Institutional Fund ................................................    $    580,917
Net unrealized depreciation of investments .........................      (5,844,766)
                                                                        ------------
   Net realized and unrealized loss on investments .................................        (5,263,849)
                                                                                          ------------
Net Increase in Net Assets Resulting From Operations ...............................      $110,962,919
                                                                                          ============



See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Institutional Fund                                                                    Year Ended April 30,
Statements of Changes in Net Assets                                                        --------------------------------------
                                                                                                  2004                  2003
---------------------------------------------------------------------------------------------------------------------------------
Decrease in Net assets:
Operations:
Net investment income .................................................................    $    116,226,768      $    201,649,749
Net realized gain from investment transactions ........................................             580,917             1,558,230
Net unrealized depreciation of investments ............................................          (5,844,766)             (177,624)
                                                                                           ----------------      ----------------
Net increase in net assets resulting from operations ..................................         110,962,919           203,030,355
Total declared as dividends to shareholders (Note 4) ..................................        (116,807,685)         (203,207,979)
Capital share transactions (Note 3) ...................................................      (1,052,145,990)       (1,175,716,541)
                                                                                           ----------------      ----------------
Net decrease in net assets ............................................................      (1,057,990,756)       (1,175,894,165)
Net Assets:
Beginning of year .....................................................................      11,659,019,468        12,834,913,633
                                                                                           ----------------      ----------------
End of year ...........................................................................    $ 10,601,028,712      $ 11,659,019,468
                                                                                           ================      ================

---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Institutional Fund                                               Year Ended April 30,
Financial Highlights                                -----------------------------------------------------------------------------
                                                           2004             2003            2002            2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of year ...........           $ 1.00           $ 1.00          $ 1.00          $ 1.00         $ 1.00
Income from Investment Operations:
 Net investment income .......................             .010             .015            .029            .061           .053
Less Distributions:
 Dividends from net investment income ........            (.010)           (.015)          (.029)          (.061)         (.053)
 Dividends from net realized gain ............               --(1)            --              --              --             --
                                                         -------          ------          ------          ------         ------
Net Asset Value, end of year .................           $ 1.00           $ 1.00          $ 1.00          $ 1.00         $ 1.00
                                                         =======          ======          ======          ======         ======
Total Return .................................              .97%            1.54%           2.89%           6.25%          5.45%
Ratios/Supplemental Data:
 Net Assets, end of year (000) ...............      $10,601,029      $11,659,019     $12,834,914     $10,815,790     $8,080,268
 Ratio of expenses to average net assets
   (before waiver) ...........................              .23%             .23%            .32%            .37%           .37%
 Ratio of expenses to average net assets
   (after waiver) ............................               --               --             .23%            .24%           .24%
 Ratio of net investment income to average
   net assets (before waiver) ................              .96%            1.53%           2.73%           6.01%          5.14%
 Ratio of net investment income to average
   net assets (after waiver) .................               --               --            2.82%           6.14%          5.27%

(1) Amount represents less than $0.01 per share.

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments
April 30, 2004
-------------------------------------------------------------------------------------------------------------------
                                                                              Interest     Maturity        Value
                     Face Amount                                                Rate*        Date        (Note 1a)
-------------------------------------------------------------------------------------------------------------------
U.S.               $   50,000,000   U.S. Treasury Notes ....................     1.75%     12/31/04     $50,140,625
Government &           50,000,000   Fannie Mae .............................     7.13      02/15/05      52,187,500
Agency                 30,000,000   Fannie Mae .............................     1.75      05/23/05      30,000,000
Issues -- 16.0%        15,000,000   Fannie Mae .............................     1.45      07/08/05      14,934,375
                       15,000,000   Fannie Mae .............................     2.34      09/16/05      15,042,187
                       14,275,000   Fannie Mae .............................     2.00      10/21/05      14,252,695
                       15,000,000   Fannie Mae .............................     2.30      11/14/05      15,004,687
                       20,000,000   Federal Farm Credit Banks ..............     1.97      10/20/04      20,075,000
                       17,000,000   Federal Farm Credit Banks ..............     1.50      04/01/05      16,962,812
                        7,000,000   Federal Farm Credit Banks ..............     5.85      06/10/05       7,312,025
                       25,000,000   Federal Home Loan Banks ................     2.13      12/15/04      25,125,000
                       50,000,000   Federal Home Loan Banks ................     4.13      01/14/05      50,937,500
                       25,000,000   Federal Home Loan Banks ................     1.20      04/01/05      24,914,063
                       25,000,000   Federal Home Loan Banks ................     1.63      06/15/05      24,960,937
                       25,000,000   Federal Home Loan Banks ................     1.63      07/29/05      24,929,688
                       10,000,000   Federal Home Loan Banks ................     2.00      10/20/05       9,990,625
                       30,000,000   Federal Home Loan Banks ................     2.25      12/15/05      30,009,375
                       27,000,000   Freddie Mac ............................     1.46      11/17/04      27,028,620
                       25,000,000   Freddie Mac ............................     3.88      02/15/05      25,460,938
                       15,000,000   Freddie Mac ............................     2.29      10/28/05      15,038,565
                       10,000,000   Freddie Mac ............................     2.13      11/15/05      10,003,125
                       15,000,000   Freddie Mac ............................     2.14      02/24/06      14,945,565
                       23,000,000   Student Loan Marketing Assoc. ..........     3.38      07/15/04      23,107,812
                       25,000,000   Fannie Mae D/N .........................     1.36      09/17/04      24,897,500
                       50,000,000   Fannie Mae D/N .........................     1.22      02/04/05      49,449,995
                       25,000,000   Federal Home Loan Banks D/N ............     1.20      03/24/05      24,667,500
                        9,505,000   Freddie Mac D/N ........................     1.25      11/04/04       9,445,119
                       38,000,000   Freddie Mac D/N ........................     1.22      12/06/04      37,703,600
                       75,000,000   Freddie Mac D/N ........................     1.09      12/27/04      74,362,493
                       25,000,000   Freddie Mac D/N ........................     1.38      12/30/04      24,785,000
                      100,000,000   Freddie Mac D/N ........................     1.22      01/11/05      99,030,000
                        4,000,000   Freddie Mac D/N ........................     1.16      03/08/05       3,949,600
-------------------------------------------------------------------------------------------------------------------
                                    Total U.S. Government & Agency Issues
                                    (Cost $891,129,825) ....................                            890,654,526
-------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
April 30, 2004
---------------------------------------------------------------------------------------------------------------------
                                                                              Interest     Maturity         Value
                     Face Amount                                                Rate*        Date         (Note 1a)
---------------------------------------------------------------------------------------------------------------------
U.S.               $  100,000,000   Fannie Mae ..............................    0.97%     05/27/04     $  99,996,781
Government            100,000,000   Fannie Mae ..............................    1.00      09/10/04        99,990,057
Agency                 50,000,000   Fannie Mae ..............................    1.00      10/28/04        49,992,603
Issues --              50,000,000   Fannie Mae ..............................    1.04      01/18/05        49,989,210
Variable               50,000,000   Fannie Mae ..............................    1.07      01/28/05        49,984,550
Rate -- 50.1%          50,000,000   Fannie Mae ..............................    1.04      02/18/05        49,993,874
                      250,000,000   Fannie Mae ..............................    1.06      04/28/05       249,962,507
                      500,000,000   Fannie Mae ..............................    1.07      07/29/05       499,906,142
                       75,000,000   Fannie Mae ..............................    0.98      08/29/05        74,952,382
                       75,000,000   Fannie Mae ..............................    1.01      02/17/06        74,966,766
                      100,000,000   Federal Farm Credit Banks ...............    0.98      08/24/04        99,988,943
                       50,000,000   Federal Farm Credit Banks ...............    1.05      12/02/04        50,000,000
                      100,000,000   Federal Farm Credit Banks ...............    1.01      12/15/04        99,996,902
                       48,400,000   Federal Farm Credit Banks ...............    1.02      02/28/05        48,395,988
                      100,000,000   Federal Farm Credit Banks ...............    1.02      03/24/05        99,982,107
                       75,000,000   Federal Farm Credit Banks ...............    0.98      10/03/05        74,957,212
                      100,000,000   Federal Farm Credit Banks ...............    1.03      10/27/05        99,940,237
                       25,000,000   Federal Farm Credit Banks ...............    1.01      12/01/05        24,995,996
                       50,000,000   Federal Farm Credit Banks ...............    1.02      12/05/05        49,991,871
                      150,000,000   Federal Farm Credit Banks ...............    1.01      01/04/06       149,968,492
                       28,000,000   Federal Farm Credit Banks ...............    0.99      01/05/06        27,985,982
                      100,000,000   Federal Farm Credit Banks ...............    1.02      02/13/06        99,982,134
                       39,200,000   Federal Home Loan Banks .................    1.01      08/19/04        39,197,635
                      100,000,000   Federal Home Loan Banks .................    0.98      09/17/04        99,984,745
                       25,000,000   Federal Home Loan Banks .................    0.99      09/27/04        24,996,814
                       60,000,000   Federal Home Loan Banks .................    1.04      03/03/05        60,000,000
                      100,000,000   Federal Home Loan Banks .................    1.01      07/26/05        99,975,047
                       50,000,000   Federal Home Loan Banks .................    1.00      08/26/05        49,970,172
                      150,000,000   Freddie Mac .............................    1.09      09/09/05       150,036,058
                       33,962,000   Freddie Mac .............................    1.09      11/07/05        33,968,349
---------------------------------------------------------------------------------------------------------------------
                                    Total U.S. Government Agency
                                    Issues --  Variable Rate
                                    (Cost $2,784,053,807) ...................                           2,784,049,556
---------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
April 30, 2004
-------------------------------------------------------------------------------------------------------------------------------
                                                                                       Interest    Maturity          Value
                     Face Amount                                                         Rate*       Date          (Note 1a)
-------------------------------------------------------------------------------------------------------------------------------
Repurchase        $  373,237,000   ABN AMRO Inc.,
Agreements**                         purchased on 04/30/04 ..........................    1.04%     05/03/04      $  373,237,000
-- 33.7%             460,000,000   Barclays Capital Inc.,
                                     purchased on 04/30/04 ..........................    1.04      05/03/04         460,000,000
                     700,000,000   HSBC Securities (USA) Inc.,
                                     purchased on 04/30/04 ..........................    1.05      05/03/04         700,000,000
                      67,000,000   State Street Bank & Trust,
                                     purchased on 04/30/04 ..........................    0.99      05/03/04          67,000,000
                     275,000,000   UBS Warburg LLC,
                                     purchased on 04/30/04 ..........................    1.03      05/03/04         275,000,000
-------------------------------------------------------------------------------------------------------------------------------
                                   Total Repurchase Agreements
                                   (Cost $1,875,237,000) ..........................                               1,875,237,000
-------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments -- 99.8%
                                   (Cost $5,550,420,632) ..........................                               5,549,941,082
-------------------------------------------------------------------------------------------------------------------------------
                                   Other Assets Less Liabilities -- 0.2% ..........                                   9,092,636
-------------------------------------------------------------------------------------------------------------------------------
                                   Net Assets -- Equivalent to $1.00
                                   Per Share on 5,559,513,268
                                   Shares of Beneficial Interest
                                   Outstanding -- 100.0% ..........................                              $5,559,033,718

===============================================================================================================================

   Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 2004, net unrealized depreciation amounted to $479,550 and is comprised of $387,205 in appreciation and $866,755 in depreciation.

* Repurchase Agreements bear interest payable at fixed dates or upon maturity. Some U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 2004. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

** Repurchase Agreements are fully collateralized by U.S. Government and Agency
   Obligations.

   D/N--Discount Notes


See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Assets and Liabilities
April 30, 2004
-------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in securities subject to repurchase agreements ........................    $1,875,237,000
Investments in other marketable securities ........................................     3,674,704,082
                                                                                       --------------
   Total investments at value (identified cost $5,550,420,632) (Note 1a) ............................      $5,549,941,082
Cash ................................................................................................           5,321,421
Interest receivable .................................................................................           5,282,075
Prepaid expense .....................................................................................              11,169
                                                                                                           --------------
   Total assets .....................................................................................       5,560,555,747
                                                                                                           --------------
Liabilities:
Advisory fee payable (Note 2) .......................................................................           1,124,802
Dividends payable ...................................................................................             278,294
Accrued expenses ....................................................................................             118,933
                                                                                                           --------------
   Total liabilities ................................................................................           1,522,029
                                                                                                           --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 5,559,513,268 shares of beneficial interest outstanding) ...........................................      $5,559,033,718
                                                                                                           ==============
Net Assets Consist of:
Paid-in capital .....................................................................................      $5,559,513,268
Unrealized depreciation .............................................................................            (479,550)
                                                                                                           --------------
Total ...............................................................................................      $5,559,033,718
                                                                                                           ==============

-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Operations
For the Year Ended April 30, 2004
-------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest and discount earned ........................................................................        $ 67,414,442
                                                                                                             ------------
Expenses:
Investment advisory fee (Note 2) ......................................................  $ 17,840,979
Registration fees .....................................................................     1,003,310
Dividend and transfer agency fees .....................................................       321,248
Accounting and custodian services .....................................................       242,753
Legal and audit fees ..................................................................        47,554
Insurance .............................................................................        32,278
Trustees' fees (Note 5) ...............................................................        20,420
Printing and shareholder reports ......................................................        12,251
Miscellaneous .........................................................................        62,329
                                                                                         ------------
   Total expense ......................................................................    19,583,122
Waived investment advisory fee (Note 2) ...............................................    (6,205,326)         13,377,796
                                                                                         ------------        ------------
   Net investment income ............................................................................          54,036,646
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions ........................................       212,509
Net unrealized depreciation of investments ............................................    (3,326,277)
                                                                                         ------------
   Net realized and unrealized loss from investments ................................................          (3,113,768)
                                                                                                             ------------
Net Increase in Net Assets Resulting From Operations ................................................        $ 50,922,878
                                                                                                             ============


See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Government Fund                                                                   Year Ended April 30,
Statements of Changes in Net Assets                                                     ------------------------------------
                                                                                             2004                 2003
----------------------------------------------------------------------------------------------------------------------------
Increase in Net assets:
Operations:
Net investment income .............................................................     $   54,036,646       $   87,907,382
Net realized gain from investment transactions ....................................            212,509            1,203,104
Net unrealized appreciation (depreciation) of investments .........................         (3,326,277)             461,391
                                                                                        --------------       --------------
Net increase in net assets resulting from operations ..............................         50,922,878           89,571,877
Total declared as dividends to shareholders (Note 4) ..............................        (54,249,155)         (89,110,486)
Capital share transactions (Note 3) ...............................................        228,228,885          552,686,807
                                                                                        --------------       --------------
Net increase in net assets ........................................................        224,902,608          553,148,198
Net Assets:
Beginning of year .................................................................      5,334,131,110        4,780,982,912
                                                                                        --------------       --------------
End of year .......................................................................     $5,559,033,718       $5,334,131,110
                                                                                        ==============       ==============

----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Government Fund
Financial Highlights
                                                                            Year Ended April 30,
                                                ----------------------------------------------------------------------------
                                                         2004            2003           2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of year ............        $ 1.00          $ 1.00         $ 1.00         $ 1.00         $ 1.00
Income from Investment Operations:
 Net investment income ........................          .009            .015           .028           .060           .052
Less Distributions:
 Dividends from net investment income .........         (.009)          (.015)         (.028)         (.060)         (.052)
 Dividends from net realized gain .............            --(1)           --             --             --             --
                                                       -------         ------         ------         ------         ------
Net Asset Value, end of year ..................        $ 1.00          $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                                       ======          ======         ======         ======         ======
Total Return ..................................           .94%           1.52%          2.80%          6.17%          5.34%
Ratios/Supplemental Data:
 Net Assets, end of year (000) ................    $5,559,034      $5,334,131     $4,780,983     $2,961,793     $2,603,208
 Ratio of expenses to average net assets
   (before waiver) ............................           .34%            .33%           .35%           .36%           .35%
 Ratio of expenses to average net assets
   (after waiver) .............................           .23%            .22%           .24%           .24%           .24%
 Ratio of net investment income to average
   net assets (before waiver) .................           .82%           1.39%          2.59%          5.94%          5.07%
 Ratio of net investment income to average
   net assets (after waiver) ..................           .93%           1.50%          2.70%          6.06%          5.18%

(1) Amount represents less than $0.01 per share.

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Schedule of Investments
April 30, 2004
-----------------------------------------------------------------------------------------------------------
                                                                      Interest   Maturity         Value
                      Face Amount                                       Rate*      Date         (Note 1a)
-----------------------------------------------------------------------------------------------------------
U.S.               $   120,718,000    U.S. Treasury Bills ..........     0.93%    05/06/04     $120,702,490
Government              30,513,000    U.S. Treasury Bills ..........     0.87     05/13/04       30,504,202
Issues -- 103.2%        20,000,000    U.S. Treasury Bills ..........     0.89     05/13/04       19,994,067
                        18,000,000    U.S. Treasury Bills ..........     0.90     05/13/04       17,994,600
                         5,000,000    U.S. Treasury Bills ..........     0.93     05/13/04        4,998,458
                       135,000,000    U.S. Treasury Bills ..........     0.92     05/20/04      134,934,594
                         4,304,000    U.S. Treasury Bills ..........     0.93     05/20/04        4,301,899
                         5,064,000    U.S. Treasury Bills ..........     0.85     05/27/04        5,060,888
                       125,000,000    U.S. Treasury Bills ..........     0.89     05/27/04      124,919,797
                        50,000,000    U.S. Treasury Bills ..........     0.93     05/27/04       49,966,597
                        46,000,000    U.S. Treasury Bills ..........     0.94     05/27/04       45,968,937
                        70,000,000    U.S. Treasury Bills ..........     0.93     06/10/04       69,927,514
                        50,000,000    U.S. Treasury Bills ..........     0.94     06/10/04       49,948,000
                        15,000,000    U.S. Treasury Bills ..........     0.92     06/17/04       14,981,983
                        70,000,000    U.S. Treasury Bills ..........     0.94     06/24/04       69,901,825
                        25,000,000    U.S. Treasury Bills ..........     0.93     07/01/04       24,961,250
                        50,000,000    U.S. Treasury Bills ..........     0.95     07/01/04       49,922,500
                        50,000,000    U.S. Treasury Bills ..........     0.92     07/08/04       49,910,875
                        26,481,000    U.S. Treasury Bills ..........     0.95     07/08/04       26,433,798
                        25,000,000    U.S. Treasury Bills ..........     0.97     07/08/04       24,955,438
                        25,000,000    U.S. Treasury Bills ..........     0.93     07/15/04       24,951,181
                         3,537,000    U.S. Treasury Bills ..........     0.94     07/15/04        3,529,981
                        50,000,000    U.S. Treasury Bills ..........     0.95     07/22/04       49,891,640
                        55,000,000    U.S. Treasury Bills ..........     0.95     07/29/04       54,867,285
                        25,000,000    U.S. Treasury Bills ..........     0.96     07/29/04       24,939,378
                        50,000,000    U.S. Treasury Bills ..........     1.04     09/09/04       49,809,335
                         9,000,000    U.S. Treasury Bills ..........     1.00     09/30/04        8,959,073
                        10,000,000    U.S. Treasury Bills ..........     1.01     09/30/04        9,954,526
                        30,000,000    U.S. Treasury Bills ..........     1.02     10/07/04       29,853,333
                        10,000,000    U.S. Treasury Bills ..........     1.03     10/14/04        9,948,972
                        10,000,000    U.S. Treasury Bills ..........     1.09     10/14/04        9,948,972
                         5,000,000    U.S. Treasury Bills ..........     1.14     10/21/04        4,972,451
                        99,000,000    U.S. Treasury Notes ..........     2.88     06/30/04       99,309,375
                        10,700,000    U.S. Treasury Notes ..........     2.25     07/31/04       10,733,438
                        15,000,000    U.S. Treasury Notes ..........     2.13     08/31/04       15,051,563

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Schedule of Investments -- Continued
April 30, 2004
--------------------------------------------------------------------------------------------------------------
                                                                       Interest    Maturity           Value
                     Face Amount                                        Rate*        Date           (Note 1a)
--------------------------------------------------------------------------------------------------------------
U.S.              $   10,000,000    U.S. Treasury Notes .............    1.88%    09/30/04      $   10,031,250
Government            15,000,000    U.S. Treasury Notes .............    1.75     12/31/04          15,042,188
Issues                 2,000,000    U.S. Treasury Notes .............    1.50     02/28/05           2,000,625
(continued)           10,000,000    U.S. Treasury Notes .............    1.63     03/31/05          10,009,375
                       2,500,000    U.S. Treasury Notes .............    1.63     09/30/05           2,490,625
--------------------------------------------------------------------------------------------------------------
                                    Total Investments -- 103.2%
                                    (Cost $1,386,550,033) ...........                            1,386,584,278
--------------------------------------------------------------------------------------------------------------
                                    Liabilities in Excess of Other
                                    Assets -- (3.2%) ................                              (42,510,576)
--------------------------------------------------------------------------------------------------------------
                                    Net Assets -- Equivalent to $1.00
                                    Per Share on 1,344,039,457
                                    Shares of Beneficial Interest
                                    Outstanding -- 100.0% ...........                           $1,344,073,702
==============================================================================================================

   Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 2004, net unrealized appreciation amounted to $34,245 and is comprised of $104,310 in appreciation and $70,065 in depreciation.

* U.S. Treasury Bills are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates or upon maturity.


See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statement of Assets and Liabilities
April 30, 2004
------------------------------------------------------------------------------------------------------
Assets:
Total investments at value (identified cost $1,386,550,033) (Note 1a) ...............  $1,386,584,278
Cash ................................................................................      28,010,250
Interest receivable .................................................................       1,193,974
Receivable for investments sold .....................................................         435,738
Prepaid expense .....................................................................          45,027
                                                                                       --------------
   Total assets .....................................................................   1,416,269,267
                                                                                       --------------
Liabilities:
Advisory fee payable (Note 2) .......................................................         261,289
Payable for fund shares repurchased .................................................      46,940,744
Payable for investments purchased ...................................................      24,951,180
Accrued expenses ....................................................................          28,982
Dividends payable ...................................................................          13,370
                                                                                       --------------
   Total liabilities ................................................................      72,195,565
                                                                                       --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 1,344,039,457 shares of beneficial interest outstanding) ...........................  $1,344,073,702
                                                                                       ==============
Net Assets Consist of:
Paid-in capital .....................................................................  $1,344,039,457
Unrealized appreciation .............................................................          34,245
                                                                                       --------------
Total ...............................................................................  $1,344,073,702
                                                                                       ==============

------------------------------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statement of Operations
For the Year Ended April 30, 2004
------------------------------------------------------------------------------------------------------
Investment Income:
Interest and discount earned ........................................................      $13,649,667
                                                                                           -----------
Expenses:
Investment advisory fee (Note 2) ....................................    $  4,416,857
Dividend and transfer agency fees ...................................         131,992
Registration fees ...................................................         122,207
Accounting and custodian services ...................................         116,320
Legal and audit fees ................................................          15,122
Insurance ...........................................................           9,331
Trustees' fees (Note 5) .............................................           5,907
Printing and shareholder reports ....................................           3,971
Miscellaneous .......................................................          35,257
                                                                         ------------
   Total expense ....................................................       4,856,964
Waived investment advisory fee (Note 2) .............................      (1,734,934)       3,122,030
                                                                         ------------      -----------
   Net investment income ............................................................       10,527,637
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions ......................         110,131
Net unrealized depreciation of investments ..........................        (435,562)
                                                                         ------------
   Net realized and unrealized loss from investments ................................         (325,431)
                                                                                           -----------
Net Increase in Net Assets Resulting From Operations ................................      $10,202,206
                                                                                           ===========

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Treasury Fund                                                                 Year Ended April 30,
Statements of Changes in Net Assets                                                 ------------------------------------
                                                                                          2004                 2003
------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net assets:
Operations:
Net investment income .........................................................     $   10,527,637       $   18,765,709
Net realized gain from investment transactions ................................            110,131              159,895
Net unrealized appreciation (depreciation) of investments .....................           (435,562)              32,060
                                                                                    --------------       --------------
Net increase in net assets resulting from operations ..........................         10,202,206           18,957,664
Total declared as dividends to shareholders (Note 4) ..........................        (10,637,768)         (18,925,604)
Capital share transactions (Note 3) ...........................................       (143,476,256)         417,096,556
                                                                                    --------------       --------------
Net increase (decrease) in net assets .........................................       (143,911,818)         417,128,616
Net Assets:
Beginning of year .............................................................      1,487,985,520        1,070,856,904
                                                                                    --------------       --------------
End of year ...................................................................     $1,344,073,702       $1,487,985,520
                                                                                    ==============       ==============

------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Treasury Fund                                               Year Ended April 30,
Financial Highlights                              ----------------------------------------------------------------------
                                                        2004           2003           2002           2001         2000
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of year ............       $ 1.00         $ 1.00         $ 1.00         $ 1.00       $ 1.00
Income from Investment Operations:
 Net investment income ........................         .008           .014           .026           .056         .048
Less Distributions:
 Dividends from net investment income .........        (.008)         (.014)         (.026)         (.056)       (.048)
                                                      ------         ------         ------         ------       ------
Net Asset Value, end of year ..................       $ 1.00         $ 1.00         $ 1.00         $ 1.00       $ 1.00
                                                      ======         ======         ======         ======       ======
Total Return ..................................          .80%          1.37%          2.60%          5.78%        4.94%
Ratios/Supplemental Data:
 Net Assets, end of year (000) ................   $1,344,074     $1,487,986     $1,070,857     $1,052,009     $678,841
 Ratio of expenses to average net assets
   (before waiver) ............................          .36%           .35%           .36%           .39%         .39%
 Ratio of expenses to average net assets
   (after waiver) .............................          .23%           .22%           .23%           .25%         .25%
 Ratio of net investment income to average
   net assets (before waiver) .................          .66%          1.19%          2.37%          5.45%        4.69%
 Ratio of net investment income to average
   net assets (after waiver) ..................          .79%          1.32%          2.50%          5.59%        4.83%



See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Assets and Liabilities
April 30, 2004
------------------------------------------------------------------------------------------------------
Assets:
Investment in the Master Institutional Tax-Exempt Fund, at value (Note 1a) ........    $11,025,427,485
Prepaid expense ...................................................................             19,689
                                                                                       ---------------
   Total assets ...................................................................     11,025,447,174
                                                                                       ---------------
Liabilities:
Administration fee payable (Note 2) ...............................................          1,660,325
Dividends payable .................................................................            244,949
Accrued expenses ..................................................................            229,387
                                                                                       ---------------
   Total liabilities ..............................................................          2,134,661
                                                                                       ---------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 11,023,041,976 shares of beneficial interest outstanding) ........................    $11,023,312,513
                                                                                       ===============
Net Assets Consist of:
Paid-in capital ...................................................................    $11,023,134,139
Accumulated net realized gain .....................................................            177,833
Undistributed net investment income ...............................................                541
                                                                                       ---------------
Total .............................................................................    $11,023,312,513
                                                                                       ===============

------------------------------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Operations
For the Year Ended April 30, 2004
------------------------------------------------------------------------------------------------------
Investment Income:
Interest allocated from Master Institutional Tax-Exempt Fund ......................      $107,909,026
Expenses allocated from Master Institutional Tax-Exempt Fund ......................        (5,362,007)
                                                                                         ------------
   Total investment income ........................................................       102,547,019
                                                                                         ------------
Expenses:
Administration fee (Note 2) .......................................................        15,293,396
Dividend and transfer agency fees .................................................           745,813
Registration fees .................................................................           741,721
Accounting services ...............................................................           223,896
Legal and audit fees ..............................................................            71,389
Insurance .........................................................................            57,631
Printing and shareholder reports ..................................................            34,414
Trustees' fees (Note 5) ...........................................................            33,253
Miscellaneous .....................................................................            46,629
                                                                                         ------------
   Total expense ..................................................................        17,248,142
                                                                                         ------------
   Net investment income ..........................................................        85,298,877
Net realized gain on investment transactions allocated from the
 Master Institutional Tax-Exempt Fund .............................................           160,307
                                                                                         ------------
Net Increase in Net Assets Resulting From Operations ..............................      $ 85,459,184
                                                                                         ============



See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund                                                      Year Ended April 30,
Statements of Changes in Net Assets                                                     ------------------------------------
                                                                                              2004                 2003
----------------------------------------------------------------------------------------------------------------------------
Increase in Net assets:
Operations:
Net investment income .............................................................     $    85,298,877       $   78,196,947
Net realized gain from investment transactions ....................................             160,307               15,224
                                                                                        ---------------       --------------
Net increase in net assets resulting from operations ..............................          85,459,184           78,212,171
Total declared as dividends to shareholders (Note 4) ..............................         (85,277,561)         (78,196,216)
Capital share transactions (Note 3) ...............................................       2,837,610,314        3,712,701,241
                                                                                        ---------------       --------------
Net increase in net assets ........................................................       2,837,791,937        3,712,717,196
Net Assets:
Beginning of year .................................................................       8,185,520,576        4,472,803,380
                                                                                        ---------------       --------------
End of year, including undistributed net investment income of $541 at the
 end of both periods (Note 1f) ....................................................     $11,023,312,513       $8,185,520,576
                                                                                        ===============       ==============

----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund                                 Year Ended April 30,
Financial Highlights                               -------------------------------------------------------------------------
                                                          2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of year ...........           $1.00          $1.00          $1.00          $1.00          $1.00
Income from Investment Operations:
 Net investment income .......................             .01            .01            .02            .04            .03
Less Distributions:
 Dividends from net investment income ........            (.01)          (.01)          (.02)          (.04)          (.03)
                                                         -----          -----          -----          -----          -----
Net Asset Value, end of year .................           $1.00          $1.00          $1.00          $1.00          $1.00
                                                         =====          =====          =====          =====          =====
Total Return .................................             .85%          1.23%          2.01%          3.96%          3.41%
Ratios/Supplemental Data:
 Net Assets, end of year (000) ...............     $11,023,313     $8,185,521     $4,472,803     $3,147,370     $2,055,674
 Ratio of expenses to average net assets
   (before waiver) ...........................             .22%           .22%           .38%           .46%           .48%
 Ratio of expenses to average net assets
   (after waiver) ............................              --             --            .23%           .23%           .24%
 Ratio of net investment income to average
   net assets (before waiver) ................             .84%          1.19%          1.77%          3.61%          3.12%
 Ratio of net investment income to average
   net assets (after waiver) .................              --             --           1.92%          3.84%          3.36%



See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Merrill Lynch Funds For Institutions Series (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. The Trust consists of five series, Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Treasury Fund, and Merrill Lynch Institutional Tax Exempt Fund, (collectively, the "Funds"). The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements.

     The Premier Institutional, Institutional and Institutional Tax Exempt Funds (the "Feeder Funds") invest all of their investable assets in interests in the Master Premier Institutional Fund, Master Institutional Fund, and Master Institutional Tax Exempt Fund (the "Master Funds"), respectively, each a registered investment company having the same investment objective as the Feeder Funds.

     The value of the Feeder Funds' investments in the Master Funds reflect the Feeder Funds proportionate interest in the Master Funds (approximately 100% for each of the Feeder Funds at April 30, 2004). The results of operations and performance of the Feeder Funds are directly affected by the performance of the Master Funds.

     The financial statements of the Master Funds, including their schedules of investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

     The following is a summary of significant accounting policies consistently followed by the Trust in conformity with accounting principles generally accepted in the United States of America.

     (a) Valuation of securities by each of the Master Funds is discussed in
Note 1(a) of the Master Funds Notes to Financial Statements which are included elsewhere in this report. The value of the Government and Treasury Funds portfolio securities is determined on the basis of fair value as determined in good faith by the Board of Trustees (the "Trustees") of the Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgement of Fund Asset Management L.P., ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method.

     For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

     The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML&Co."), which is the limited partner.

     (b) It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investments companies and to distribute all of its taxable and tax exempt income to its shareholders. Therefore, no federal income tax provision is required.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------

     (c) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

     The Feeder Funds' net investment income includes the Feeder Funds' pro-rata share of the net investment income of the respective Master Funds.

     The Government Fund and Treasury Fund record interest income (after adjustment for amortization of premium or accretion of discount) as earned.

     (d) Prepaid registration fees are charged to income as the related shares are sold.

     (e) Repurchase agreements -- The Government Fund invests in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Government Fund takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.

     (f) Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $20,775 has been reclassified between undistributed net investment income and accumulated net realized gain and $92,163 has been reclassified between accumulated net realized gain and paid-in capital as a result of permanent differences attributable to amortization methods on fixed income securities and expired capital loss carryforwards. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Fees and Other Transactions with Affiliates
FAM, a subsidiary of Merrill Lynch & Co., Inc., provides investment advisory and corporate administrative services to the Government Fund and Treasury Fund for a fee, subject to certain limitations, at the annual rates listed below.

                           Percentage of Average Daily Net Assets
                          ---------------------------------------
Government Fund and
Treasury Fund .........    .35% up to and including $500,000,000
                          plus .335% over $500,000,000 up to and
                           including $750,000,000
                          plus .32% over $750,000,000 up to and
                           including $1,000,000,000
                          plus .30% over $1,000,000,000

     FAM has agreed to waive a portion of its advisory fees for the Government and Treasury Funds. The effective fee payable to FAM will be at the annual rate of 0.20% for each of the Government and Treasury Funds' average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice.

     For the year ended April 30, 2004, FAM waived a portion of its fees amounting to $6,205,326 for the Government Fund and $1,734,934 for the Treasury Fund.

     FAM provides certain administrative services to the Premier Institutional Fund, Institutional Fund and Institutional Tax-Exempt Fund, for a fee at an annual rate of 0.10%, 0.15% and 0.15%, respectively, of average daily net assets.

     All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------

3. Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund ($.01 par value) and Institutional Tax-Exempt Fund ($.10 par value) of a single class.

     Transactions in shares at a constant net asset value of $1.00 per share were as follows:

                                              Year                Year
                                             Ended                Ended
                                            April 30,            April 30,
Premier Institutional Fund                    2004                2003
--------------------------              ---------------     ---------------
Shares sold .........................   554,226,255,613     524,536,432,823
Shares issued to shareholders in
  reinvestment of dividends .........       312,747,388        460,366,923
                                        ---------------     ---------------
  Total .............................   554,539,003,001     524,996,799,746
Shares redeemed .....................   553,378,850,879     526,789,939,862
                                        ---------------     ---------------
  Net increase (decrease) ...........     1,160,152,122      (1,793,140,116)
                                        ===============     ===============

                                              Year                Year
                                             Ended               Ended
                                            April 30,           April 30,
Institutional Fund                            2004                2003
------------------                       --------------      --------------
Shares sold .........................    75,814,508,839      91,023,986,780
Shares issued to shareholders in
  reinvestment of dividends .........        99,162,602         155,576,796
                                         --------------      --------------
  Total .............................    75,913,671,441      91,179,563,576
Shares redeemed .....................    76,965,817,431      92,355,280,117
                                         --------------      --------------
  Net decrease ......................    (1,052,145,990)     (1,175,716,541)
                                         ==============      ==============

                                              Year                 Year
                                             Ended               Ended
                                            April 30,           April 30,
Government Fund                               2004                2003
---------------                          --------------      --------------
Shares sold .........................    37,443,523,337      51,608,815,481
Shares issued to shareholders in
  reinvestment of dividends .........        48,721,944          74,368,743
                                         --------------      --------------
  Total .............................    37,492,245,281      51,683,184,224
Shares redeemed .....................    37,264,016,396      51,130,497,417
                                         --------------      --------------
  Net increase ......................       228,228,885         552,686,807
                                         ==============      ==============

                                               Year               Year
                                              Ended               Ended
                                            April 30,           April 30,
Treasury Fund                                  2004               2003
-------------                             -------------       -------------
Shares sold .........................     4,139,225,382       5,628,122,617
Shares issued to shareholders in
  reinvestment of dividends .........       10,147,943           17,509,583
                                          -------------       -------------
  Total .............................     4,149,373,325       5,645,632,200
Shares redeemed .....................     4,292,849,581       5,228,535,644
                                          -------------       -------------
  Net increase (decrease) ...........     (143,476,256)         417,096,556
                                          =============       =============

                                               Year                 Year
                                               Ended               Ended
Institutional                                April 30,           April 30,
Tax-Exempt Fund                                2004                 2003
---------------                          --------------      --------------
Shares sold .........................    37,984,362,489      26,166,998,472
Shares issued to shareholders in
  reinvestment of dividends .........        78,878,999          72,683,660
                                         --------------      --------------
  Total .............................    38,063,241,488      26,239,682,132
Shares redeemed .....................    35,225,631,174      22,526,980,891
                                         --------------      --------------
  Net increase ......................     2,837,610,314       3,712,701,241
                                         ==============      ==============

4. Distributions

The Funds declare dividends daily, pay dividends monthly and automatically reinvest such dividends in additional Fund shares at net asset value, unless shareholders request payment in cash. Dividends for the Premier Institutional, Institutional, Government and Treasury Funds are declared from the total net investment income plus or minus realized gains or losses, if any, on investments.

     Dividends for the Institutional Tax-Exempt Fund are declared from net investment income excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually, after deducting prior years' loss carryovers. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------

5. Trustees' Fees
Each Trustee who is not affiliated with the Trust or its adviser is paid an annual retainer fee of $40,000 plus an additional fee of $2,500 for each board meeting attended. Trustees' fees are allocated among the five series of the Trust based on the net assets under management.

--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
Merrill Lynch Funds for Institutions Series:

We have audited the accompanying statements of assets and liabilities of Merrill Lynch Funds for Institutions Series (the "Trust"), consisting of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund, and Merrill Lynch Institutional Tax-Exempt Fund (the "Funds"), each a separate series of the Trust, including the schedules of investments of Merrill Lynch Government Fund and Merrill Lynch Treasury Fund, as of April 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds of Merrill Lynch Funds for Institutions Series as of April 30, 2004, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Boston, Massachusetts


June 21, 2004

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Important Tax Information (Unaudited)
--------------------------------------------------------------------------------

Merrill Lynch Premier Institutional Fund
Of the Fund's ordinary income distributions paid during the fiscal year ended April 30, 2004, 13.7% was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis.

     The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

     Additionally, the Fund paid long-term capital gain distributions of $0.000001743 per share to shareholders of record on April 30, 2004.

Merrill Lynch Institutional Fund
Of the Fund's ordinary income distributions paid during the fiscal year ended April 30, 2004, 12.9% was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis.

     The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

     Additionally, the Fund paid long-term capital gain distributions of $0.000002725 per share to shareholders of record on April 30, 2004.

Merrill Lynch Government Fund
Of the Fund's ordinary income distributions paid during the fiscal year ended April 30, 2004, 34.2% was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis.

     The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

     Additionally, the Fund paid long-term capital gain distributions of $0.000000422 per share to shareholders of record on April 30, 2004.

Merrill Lynch Treasury Fund
Of the Fund's ordinary income distributions paid during the fiscal year ended April 30, 2004, 100.0% was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis. Additionally, at least 50% of the assets of the Fund was invested in Federal obligations at the end of each fiscal quarter.

     The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Important Tax Information (Unaudited) -- Continued
--------------------------------------------------------------------------------

Merrill Lynch Institutional Tax-Exempt Fund
All of the net investment income distributions paid by the Fund during the fiscal year ended April 30, 2004 qualify as tax-exempt interest dividends for Federal income tax purposes.

     For Federal income tax purposes, interest income derived from certain tax-exempt bonds (know as Private Activity Bonds) is treated as a tax preference item in computing the alternative minimum tax. In fiscal year 2004, the Fund attributed 17.30% of its earnings to Private Activity Bonds.

     The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

------------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments
April 30, 2004
------------------------------------------------------------------------------------------------------------------
                                                                               Interest   Maturity        Value
                     Face Amount                                                 Rate*      Date        (Note 1a)
------------------------------------------------------------------------------------------------------------------
U.S. Government    $  150,000,000     U.S. Treasury Notes ...................     1.63%   10/31/05   $ 149,250,000
& Agency               75,000,000     U.S. Treasury Notes ...................     1.50    03/31/06      73,945,312
Issues -- 8.2%        100,000,000     Fannie Mae ............................     5.63    05/14/04     100,104,510
       300,000,000     Fannie Mae ............................     3.88    03/15/05     306,093,750
                      100,000,000     Fannie Mae ............................     7.00    07/15/05     106,093,750
                      150,000,000     Fannie Mae ............................     2.11    08/26/05     150,187,500
                      200,000,000     Fannie Mae ............................     1.88    09/15/05     199,763,976
                      100,000,000     Fannie Mae ............................     2.34    09/16/05     100,281,250
                      174,000,000     Fannie Mae ............................     2.10    10/21/05     174,000,000
                      152,800,000     Fannie Mae ............................     2.50    11/20/05     152,418,000
                      150,000,000     Fannie Mae ............................     2.60    11/28/05     149,578,125
                       69,400,000     Fannie Mae ............................     2.25    02/28/06      69,204,813
                      100,000,000     Federal Home Loan Banks ...............     1.50    05/13/05      99,812,500
                      175,000,000     Federal Home Loan Banks ...............     1.75    08/15/05     174,671,875
                      100,000,000     Federal Home Loan Banks ...............     3.00    08/15/05     101,375,000
                      321,500,000     Federal Home Loan Banks ...............     1.50    08/26/05     319,792,031
                      220,000,000     Freddie Mac ...........................     1.50    05/13/05     219,578,898
                      100,000,000     Freddie Mac ...........................     2.15    10/28/05     100,089,000
                      125,000,000     Freddie Mac ...........................     2.29    10/28/05     125,321,375
                      177,700,000     Freddie Mac ...........................     2.41    11/04/05     178,118,146
                      170,000,000     Freddie Mac ...........................     2.30    11/17/05     170,425,000
                      200,000,000     Freddie Mac ...........................     2.41    11/17/05     200,522,620
                       87,360,000     Freddie Mac ...........................     2.20    12/01/05      87,430,237
                      140,000,000     Freddie Mac ...........................     2.35    12/09/05     140,389,046
                      125,000,000     Freddie Mac ...........................     2.50    12/15/05     124,882,375
------------------------------------------------------------------------------------------------------------------
                                      Total U.S. Government & Agency
                                      Issues (Cost $3,773,579,294) ..........                        3,773,329,089
------------------------------------------------------------------------------------------------------------------
U.S. Government       800,000,000     Fannie Mae ............................     0.97    05/27/04     799,974,245
Agency Issues --      200,000,000     Fannie Mae ............................     1.00    10/28/04     199,970,413
Variable              650,000,000     Fannie Mae ............................     1.05    10/29/04     649,940,915
Rate -- 34.0%         650,000,000     Fannie Mae ............................     1.02    01/28/05     649,878,587
                      400,000,000     Fannie Mae ............................     1.04    02/18/05     399,950,989
                      800,000,000     Fannie Mae ............................     1.04    03/16/05     799,964,916
                      550,000,000     Fannie Mae ............................     1.04    03/23/05     549,901,238
                    1,500,000,000     Fannie Mae ............................     1.00    08/17/05   1,499,416,316


See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2004
-------------------------------------------------------------------------------------------------------------------
                                                                               Interest   Maturity        Value
                        Face Amount                                              Rate*      Date        (Note 1a)
-------------------------------------------------------------------------------------------------------------------
U.S. Government      $  1,500,000,000    Fannie Mae ..........................    0.98%   08/29/05   $1,499,047,636
Agency Issues --          800,000,000    Fannie Mae ..........................    0.99    09/06/05      799,356,957
Variable Rate           1,900,000,000    Fannie Mae ..........................    0.98    09/15/05    1,898,686,797
(continued)               650,000,000    Fannie Mae ..........................    0.98    10/03/05      649,684,815
                          100,000,000    Federal Farm Credit Banks ...........    1.00    10/28/04       99,990,180
                          158,500,000    Federal Farm Credit Banks ...........    1.02    11/04/04      158,500,000
                          300,000,000    Federal Farm Credit Banks ...........    1.00    11/22/04      299,966,347
                          200,000,000    Federal Farm Credit Banks ...........    1.00    12/02/04      199,988,218
                           98,000,000    Federal Farm Credit Banks ...........    1.00    05/02/05       97,980,373
                          100,000,000    Federal Farm Credit Banks ...........    1.01    05/19/05       99,989,521
                          196,000,000    Federal Farm Credit Banks ...........    1.02    06/13/05      195,978,121
                           75,000,000    Federal Farm Credit Banks ...........    1.03    09/19/05       74,999,378
                          163,900,000    Federal Farm Credit Banks ...........    1.02    02/21/06      163,840,691
                          190,000,000    Federal Farm Credit Banks ...........    1.02    05/19/06      189,922,197
                           80,000,000    Federal Farm Credit Banks ...........    1.03    02/12/07       79,977,730
                          116,000,000    Federal Farm Credit Banks ...........    1.05    02/20/08      115,955,849
                          100,000,000    Federal Farm Credit Banks ...........    1.06    03/20/08      100,000,000
                           24,000,000    Federal Farm Credit Banks ...........    1.05    06/20/08       23,989,943
                          100,000,000    Federal Farm Credit Banks ...........    1.04    07/17/08       99,957,909
                          100,000,000    Federal Farm Credit Banks ...........    1.05    01/14/09       99,908,734
                          500,000,000    Federal Home Loan Banks .............    1.00    07/14/04      499,965,000
                          301,000,000    Federal Home Loan Banks .............    1.01    08/19/04      300,981,841
                          425,000,000    Federal Home Loan Banks .............    1.04    03/30/05      424,911,983
                          200,000,000    Federal Home Loan Banks .............    1.00    08/02/05      199,962,268
                        1,000,000,000    Federal Home Loan Banks .............    0.99    09/12/05      999,242,593
                          300,000,000    Federal Home Loan Banks .............    0.99    10/03/05      299,801,434
                          150,000,000    Freddie Mac .........................    1.10    10/07/05      149,974,200
                          100,000,000    Freddie Mac .........................    1.05    08/28/06       99,953,522
                           80,000,000    Freddie Mac .........................    1.03    02/12/09       79,923,459
-------------------------------------------------------------------------------------------------------------------
                                         Total U.S. Government Agency
                                         Issues -- Variable Rate
                                         (Cost $15,551,234,717) ..............                       15,551,435,315
-------------------------------------------------------------------------------------------------------------------
Certificates of           350,000,000    Citibank, NA ........................    1.04    05/24/04      350,000,000
Deposit -- 3.0%           300,000,000    Washington Mutual Bank ..............    1.06    06/07/04      300,000,000
                          100,000,000    Washington Mutual Bank, FA ..........    1.11    07/15/04      100,002,000

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2004
-------------------------------------------------------------------------------------------------------------------
                                                                                 Interest  Maturity       Value
                     Face Amount                                                   Rate*     Date       (Note 1a)
-------------------------------------------------------------------------------------------------------------------
Certificates of    $  600,000,000    Wells Fargo Bank, NA .....................    1.03%   05/18/04   $ 600,000,000
Deposit
(continued)
-------------------------------------------------------------------------------------------------------------------
                                     Total Certificates of Deposit
                                     (Cost $1,350,000,000) ....................                       1,350,002,000
-------------------------------------------------------------------------------------------------------------------
Euro                   65,000,000    BNP Paribas, London ......................    1.03    06/15/04      64,998,290
Certificates of       190,000,000    Credit Agricole Indosuez, NY .............    1.13    12/30/04     189,578,409
Deposit -- 3.5%       300,000,000    HBOS Treasury Services PLC ...............    1.06    06/01/04     300,000,000
                      300,000,000    HBOS Treasury Services PLC ...............    1.04    06/14/04     300,000,000
                       50,000,000    KBC Bank, NV .............................    1.05    05/17/04      50,000,222
                      300,000,000    Royal Bank of Scotland ...................    1.07    07/19/04     299,973,390
                      400,000,000    Societe Generale North America Inc. ......    1.03    06/15/04     400,000,000
-------------------------------------------------------------------------------------------------------------------
                                     Total Euro Certificates of Deposit
                                     (Cost $1,604,985,619) ....................                       1,604,550,311
-------------------------------------------------------------------------------------------------------------------
Yankee                150,000,000    Royal Bank of Scotland ...................    1.06    07/30/04     149,971,275
Certificates of        50,000,000    SwedBank, NY .............................    1.39    11/15/04      50,004,725
Deposit -- 0.9%       200,000,000    Toronto-Dominion Bank, NY ................    1.04    06/21/04     200,000,000
-------------------------------------------------------------------------------------------------------------------
                                     Total Yankee Certificates of Deposit
                                     (Cost $399,984,712) ......................                         399,976,000
-------------------------------------------------------------------------------------------------------------------
Yankee                200,000,000    BNP Paribas, NY ..........................    1.04    06/10/04     199,995,628
Certificates of       335,000,000    BNP Paribas, NY ..........................    1.05    04/26/05     334,933,455
Deposit --            290,000,000    Canadian Imperial Bank of
Variable                               Commerce, NY ...........................    1.05    05/28/04     290,000,000
Rate -- 5.2%          210,000,000    Canadian Imperial Bank of
                                       Commerce ...............................    1.15    05/13/05     210,000,000
                      210,000,000    Credit Agricole Indosuez, NY .............    1.05    04/19/05     209,969,658
                      400,000,000    Rabobank Nederland N.V., NY ..............    1.04    05/03/05     399,910,000
                      500,000,000    Svenska Handelsbanken AB, NY .............    1.04    04/25/05     499,901,006
                      100,000,000    SwedBank .................................    1.05    01/21/05      99,989,031
                      124,000,000    Westpac Banking Corp. NY .................    1.10    03/11/05     124,000,000
-------------------------------------------------------------------------------------------------------------------
                                     Total Yankee Certificates of
                                     Deposit -- Variable Rate
                                     (Cost $2,368,698,778) ....................                       2,368,698,778
-------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2004
-----------------------------------------------------------------------------------------------------------------
                                                                                Interest   Maturity       Value
                   Face Amount                                                    Rate*      Date     (Note 1a)
-----------------------------------------------------------------------------------------------------------------
Bank Notes --     $  50,000,000    Bank One, NA, Chicago ......................    1.03%   05/20/04  $ 49,999,230
Variable
Rate -- 0.1%
-----------------------------------------------------------------------------------------------------------------
                                   Total Bank Notes -- Variable Rate
                                   (Cost $49,999,230) .........................                        49,999,230
-----------------------------------------------------------------------------------------------------------------
Corporate            29,000,000    BMW U.S. Capital Corp. .....................    4.07    06/07/04    29,083,024
Notes -- 0.2%        50,000,000    Links Finance LLC ..........................    1.50    11/15/04    50,000,000

-----------------------------------------------------------------------------------------------------------------
                                   Total Corporate Notes
                                   (Cost $79,083,024)..........................                        79,083,024
-----------------------------------------------------------------------------------------------------------------
Corporate            84,000,000    Associates Corp. of North America ..........    1.21    06/25/04    84,000,000
Notes -- Variable   200,000,000    Beta Finance Inc. ..........................    1.04    02/15/05   199,969,200
Rate -- 8.9%         55,000,000    CC (USA) Inc., (Centauri) ..................    1.07    10/12/04    54,998,020
                     55,000,000    CC (USA) Inc., (Centauri) ..................    1.05    03/07/05    54,988,840
                     77,000,000    CC (USA) Inc., (Centauri) ..................    1.04    03/10/05    76,982,667
                    225,000,000    Dorada Finance Inc. ........................    1.06    04/26/05   224,946,450
                    200,000,000    General Electric Capital Corp. .............    1.18    05/17/05   200,189,400
                    213,000,000    Household Finance Corp. ....................    1.12    08/18/04   213,035,550
                    250,000,000    K2 (USA) LLC ...............................    1.06    06/15/04   250,000,000
                    100,000,000    K2 (USA) LLC ...............................    1.06    07/06/04    99,999,500
                    150,000,000    Lehman Brothers Holdings Inc. ..............    1.10    05/20/05   149,992,785
                    200,000,000    Links Finance LLC ..........................    1.06    05/17/04   199,999,563
                    100,000,000    Links Finance LLC ..........................    1.04    04/15/05    99,992,200
                     50,000,000    Links Finance LLC ..........................    1.07    05/13/05    49,989,305
                    108,000,000    Metlife Global Funding I ...................    1.11    05/13/05   107,998,272
                    234,000,000    Morgan Stanley .............................    1.09    05/04/05   233,970,516
                     50,000,000    Morgan Stanley .............................    1.22    05/13/05    50,031,405
                    197,200,000    Morgan Stanley .............................    1.11    05/27/05   197,191,520
                    140,000,000    Nationwide Building Society ................    1.10    04/28/05   140,030,100
                    215,000,000    Northern Rock PLC ..........................    1.13    04/08/05   215,000,236
                     60,000,000    Parkland Finance Corporation ...............    1.08    05/17/04    60,000,000
                    140,000,000    Racers Series 2004-1-MM Trust
                                     Certificate ..............................    1.20    05/15/05   140,000,000
                     50,000,000    Sigma Finance Inc. .........................    1.06    06/18/04    49,999,016

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2004
------------------------------------------------------------------------------------------------------------------------
                                                                                      Interest  Maturity        Value
                      Face Amount                                                       Rate*     Date        (Note 1a)
------------------------------------------------------------------------------------------------------------------------

Corporate            $  50,000,000    Sigma Finance Inc. ...........................    1.06%   06/28/04   $  49,998,818
Notes -- Variable      100,000,000    Sigma Finance Inc. ...........................    1.07    09/22/04      99,985,000
Rate                   157,000,000    Sigma Finance Inc. ...........................    1.06    01/20/05     157,000,000
(continued)             75,000,000    Sigma Finance Inc. ...........................    1.05    02/15/05      74,985,000
                        65,000,000    Sigma Finance Inc. ...........................    1.07    03/10/05      64,990,250
                       150,000,000    SLM Corp .....................................    1.09    05/01/05     149,993,853
                        35,000,000    Tango Finance Corporation ....................    1.05    03/01/05      34,993,280
                        54,000,000    Tango Finance Corporation ....................    1.06    03/08/05      53,989,092
                       106,500,000    Tango Finance Corporation ....................    1.06    03/15/05     106,477,220
                        50,000,000    White Pine Corporation .......................    1.08    03/29/05      49,995,150
                        75,000,000    White Pine Corporation .......................    1.05    03/29/05      74,982,225
------------------------------------------------------------------------------------------------------------------------
                                      Total Corporate Notes -- Variable
                                      Rate (Cost $4,070,518,263) ...................                       4,070,694,433
------------------------------------------------------------------------------------------------------------------------
Extendable             250,000,000    Citibank Credit Card Issuance Trust ..........    1.04    05/05/04     249,971,111
Commercial             375,000,000    Citibank Credit Card Issuance Trust ..........    1.05    06/22/04     374,431,250
Notes -- 5.2%           96,500,000    DaimlerChrysler Revolving Auto
                                        Conduit ....................................    1.04    05/05/04      96,488,849
                        80,000,000    DaimlerChrysler Revolving Auto
                                        Conduit ....................................    1.04    05/25/04      79,944,533
                       103,000,000    Discover Card Master Trust 1 2000-A               1.04    05/12/04     102,967,269
                       123,555,000    Discover Card Master Trust 1 2000-A               1.05    05/13/04     123,511,756
                       100,000,000    Discover Card Master Trust 1 2000-A               1.05    06/22/04      99,848,333
                       127,000,000    MBNA Master Credit Card Trust II .............    1.05    05/05/04     126,985,183
                       178,000,000    MBNA Master Credit Card Trust II .............    1.07    06/23/04     177,719,600
                       194,252,000    MBNA Master Credit Card Trust II .............    1.07    07/07/04     193,726,601
                        45,000,000    Park Granada LLC .............................    1.07    05/06/04      44,993,313
                       120,000,000    Park Granada LLC .............................    1.06    05/11/04     119,964,667
                       100,000,000    Park Granada LLC .............................    1.06    06/01/04      99,908,722
                       118,414,000    Park Granada LLC .............................    1.06    06/07/04     118,284,994

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2004
-------------------------------------------------------------------------------------------------------------------------
                                                                                       Interest   Maturity        Value
                   Face Amount                                                          Rate*       Date        (Note 1a)
-------------------------------------------------------------------------------------------------------------------------

Extendable        $  41,000,000    Park Granada LLC .................................    1.07%   06/15/04   $  40,945,163
Commercial           95,246,000    Park Granada LLC .................................    1.08    07/12/04      94,971,234
Notes               100,000,000    Park Granada LLC .................................    1.09    07/15/04      99,724,472
(continued)         155,000,000    Park Granada LLC .................................    1.12    08/09/04     154,435,800
-------------------------------------------------------------------------------------------------------------------------
                                   Total Extendable Commercial Notes
                                   (Cost $2,399,160,875).............................                       2,398,822,850
-------------------------------------------------------------------------------------------------------------------------
Master Notes --     100,000,000    Allstate Life Insurance Co. (a) ..................    1.18    06/15/04     100,000,000
Variable            360,000,000    J.P. Morgan Chase & Co. (a) ......................    1.16    11/23/04     360,000,000
Rate -- 4.8%         50,000,000    GE Life and Annuity Assurance Co. (a) ............    1.14    10/01/04      50,000,000
                     50,000,000    GE Life and Annuity Assurance Co. (a) ............    1.15    11/01/04      50,000,000
                    150,000,000    Goldman Sachs Group, Inc. (a) ....................    1.14    09/07/04     150,000,000
                    150,000,000    Goldman Sachs Group, Inc. (a) ....................    1.21    10/01/04     150,000,000
                    100,000,000    Hartford Life Insurance Co. (a) ..................    1.18    05/03/04     100,000,000
                     50,000,000    Hartford Life Insurance Co. (a) ..................    1.18    12/01/04      50,000,000
                    100,000,000    Hartford Life Insurance Co. (a) ..................    1.19    05/02/05     100,000,000
                     60,000,000    ING USA Annuity and Life
                                     Insurance Co. (a) ..............................    1.18    06/24/04      60,000,000
                    100,000,000    ING USA Annuity and Life
                                     Insurance Co. (a) ..............................    1.19    01/20/05     100,000,000
                     40,000,000    Jackson National Life Insurance Co. (a) ..........    1.17    05/03/04      40,000,000
                    210,000,000    Metropolitan Life Insurance
                                     Company (a) ....................................    1.16    09/01/04     210,000,000
                     60,000,000    Monumental Life Insurance Co. (a) ................    1.24    08/13/04      60,000,000
                     90,000,000    Monumental Life Insurance Co. (a) ................    1.25    05/23/05      90,000,000
                    100,000,000    New York Life Insurance Company (a) ..............    1.16    05/28/04     100,000,000
                    136,000,000    New York Life Insurance Company (a) ..............    1.20    10/20/04     136,000,000
                    150,000,000    New York Life Insurance Company (a) ..............    1.20    12/08/04     150,000,000
                     35,000,000    Travelers Insurance Company (The) (a) ............    1.15    03/01/05      35,000,000
                    100,000,000    United of Omaha Life Insurance
                                     Company (a) ....................................    1.20    04/27/05     100,000,000
-------------------------------------------------------------------------------------------------------------------------
                                   Total Master Notes -- Variable Rate
                                   (Cost $2,191,000,000) ............................                       2,191,000,000
-------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2004
-------------------------------------------------------------------------------------------------------------------
                                                                                  Interest  Maturity       Value
                      Face Amount                                                   Rate*     Date       (Note 1a)
-------------------------------------------------------------------------------------------------------------------
Commercial         $  300,000,000    Abbey National N.A. Corporation ...........    1.03%   06/30/04   $299,469,990
Paper -- 17.5%        196,795,000    Amstel Funding Corporation ................    1.04    06/21/04    196,505,055
                      110,000,000    Amsterdam Funding Corp. ...................    1.04    05/17/04    109,949,156
                       75,000,000    Amsterdam Funding Corp. ...................    1.04    05/24/04     74,950,167
                       53,849,000    Atlantis One Funding Corp. ................    1.04    05/27/04     53,808,553
                       47,741,000    Atlantis One Funding Corp. ................    1.04    06/03/04     47,695,487
                       70,000,000    Atlantis One Funding Corp. ................    1.04    06/23/04     69,892,822
                       72,930,000    Barton Capital Corp. ......................    1.04    06/16/04     72,833,084
                       76,000,000    Bryant Park Funding, LLC ..................    1.05    05/04/04     75,993,350
                       74,697,000    Bryant Park Funding, LLC ..................    1.05    05/25/04     74,644,712
                      100,000,000    CAFCO, LLC ................................    1.04    05/04/04     99,991,333
                       50,000,000    CAFCO, LLC ................................    1.04    05/07/04     49,991,333
                       47,600,000    CAFCO, LLC ................................    1.04    06/07/04     47,549,121
                      100,000,000    CAFCO, LLC ................................    1.04    06/10/04     99,884,445
                       40,000,000    Cancara Asset Securitization ..............    1.05    05/10/04     39,989,500
                       62,017,000    Cancara Asset Securitization ..............    1.04    05/24/04     61,975,793
                       97,890,000    Cancara Asset Securitization ..............    1.04    06/21/04     97,745,775
                      200,000,000    Clipper Receivables Company, LLC ..........    1.05    06/14/04    199,743,333
                      100,000,000    Clipper Receivables Company, LLC ..........    1.05    06/30/04     99,823,330
                       72,470,000    Compass Securitization LLC ................    1.03    05/18/04     72,434,751
                       35,000,000    Countrywide Financial Corp. ...............    1.05    06/03/04     34,966,313
                       20,000,000    Countrywide Financial Corp. ...............    1.07    06/03/04     19,980,383
                       40,000,000    Countrywide Financial Corp. ...............    1.07    06/07/04     39,956,012
                       50,000,000    CRC Funding, LLC ..........................    1.05    06/21/04     49,925,979
                       81,098,000    Delaware Funding Corp. ....................    1.03    05/24/04     81,044,633
                       22,500,000    Dorada Finance Inc. .......................    1.06    07/06/04     22,455,945
                      100,000,000    Edison Asset Securitization, LLC ..........    1.04    05/03/04     99,994,222
                      350,000,000    Edison Asset Securitization, LLC ..........    1.04    06/09/04    349,605,667
                       60,000,000    Edison Asset Securitization, LLC ..........    1.04    06/22/04     59,909,867
                      186,926,000    Edison Asset Securitization, LLC ..........    1.04    07/06/04    186,559,999
                       50,000,000    Eureka Securitization Inc. ................    1.05    05/07/04     49,991,250
                       88,000,000    Fairway Finance Corp. LLC .................    1.04    05/20/04     87,951,930
                       39,755,000    Fairway Finance Corp. LLC .................    1.04    06/01/04     39,719,397
                       46,987,000    Fairway Finance Corp. LLC .................    1.04    06/03/04     46,942,206
                       74,520,000    Fairway Finance Corp. LLC .................    1.07    07/13/04     74,357,204

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2004
--------------------------------------------------------------------------------------------------------------
                                                                             Interest   Maturity       Value
                   Face Amount                                                 Rate*      Date       (Note 1a)
--------------------------------------------------------------------------------------------------------------
Commercial        $  92,255,000    Falcon Asset Securitization .............    1.04%   05/12/04  $ 92,225,683
Paper               100,000,000    FCAR Owner Trust ........................    1.05    06/15/04    99,868,750
(continued)         164,000,000    FCAR Owner Trust ........................    1.07    06/18/04   163,766,027
                     81,000,000    FCAR Owner Trust ........................    1.07    06/25/04    80,867,588
                     50,000,000    Galleon Capital, LLC ....................    1.04    05/07/04    49,991,333
                     50,000,000    Galleon Capital, LLC ....................    1.03    05/17/04    49,977,111
                     29,780,000    Galleon Capital, LLC ....................    1.04    05/21/04    29,762,794
                     50,000,000    Galleon Capital, LLC ....................    1.04    05/25/04    49,965,333
                     50,000,000    General Electric Capital Corp. ..........    1.05    05/13/04    49,982,500
                    150,000,000    General Electric Capital Corp. ..........    1.05    05/14/04   149,943,125
                     33,750,000    Grampain Funding Limited ................    1.05    05/10/04    33,741,141
                    115,000,000    Grampain Funding Limited ................    1.04    05/20/04   114,936,878
                    281,250,000    Grampain Funding Limited ................    1.04    06/09/04   280,933,125
                     75,000,000    Greyhawk Funding LLC ....................    1.05    05/03/04    74,995,625
                     82,000,000    Greyhawk Funding LLC ....................    1.03    05/11/04    81,976,539
                    100,000,000    Greyhawk Funding LLC ....................    1.04    05/20/04    99,945,111
                    100,000,000    Greyhawk Funding LLC ....................    1.06    06/16/04    99,864,556
                     60,000,000    High Peak Funding LLC ...................    1.06    05/04/04    59,994,700
                     45,000,000    High Peak Funding LLC ...................    1.06    05/12/04    44,985,425
                     90,000,000    High Peak Funding LLC ...................    1.06    06/09/04    89,896,650
                     60,975,000    ING (US) Funding LLC ....................    1.04    05/05/04    60,967,954
                    350,000,000    J.P. Morgan Chase & Co. .................    1.04    05/05/04    49,959,556
                    200,000,000    Jupiter Securitization Corp. ............    1.04    05/18/04   199,902,250
                     25,093,000    Kittyhawk Funding Corp. .................    1.03    05/19/04    25,080,077
                     25,805,000    Kittyhawk Funding Corp. .................    1.03    05/21/04    25,790,234
                     46,700,000    Lake Constance Funding Limited ..........    1.05    05/13/04    46,683,655
                     40,000,000    Lake Constance Funding Limited ..........    1.04    06/10/04    39,953,778
                     39,400,000    Lake Constance Funding Limited ..........    1.06    07/23/04    39,300,925
                     50,000,000    Long Lane Master Trust IV ...............    1.05    05/12/04    49,983,958
                     76,164,000    Mont Blanc Capital Corp. ................    1.03    05/13/04    76,137,850
                     86,471,000    Mont Blanc Capital Corp. ................    1.05    05/13/04    86,440,735
                     50,000,000    NBNZ International Limited ..............    1.06    05/18/04    49,974,972
                     60,000,000    New Center Asset Trust ..................    1.03    05/17/04    59,972,533
                    100,000,000    Norddeutsche Landesbank
                                     Luxemburg SA ..........................    1.04    06/08/04   99,890,222

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2004
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Interest  Maturity        Value
                    Face Amount                                                        Rate*     Date        (Note 1a)
-----------------------------------------------------------------------------------------------------------------------
Commercial         $  106,392,000    Old Line Funding LLC .........................    1.04%   06/03/04   $ 106,290,573
Paper                  78,000,000    Park Avenue Receivables Corp. ................    1.03    05/21/04      77,955,367
(continued)           101,098,000    Park Avenue Receivables Corp. ................    1.03    05/24/04     101,031,472
                       67,000,000    PB Finance (Delaware) Inc. ...................    1.06    06/16/04      66,909,252
                       33,000,000    PB Finance (Delaware) Inc. ...................    1.08    07/07/04      32,934,323
                       78,450,000    Polonius, Inc. ...............................    1.04    05/17/04      78,413,739
                       70,000,000    Preferred Receivables Funding Corp. ..........    1.04    05/13/04      69,975,733
                       25,000,000    Premier Asset Collateralized Entity
                                       LLC ........................................    1.04    06/10/04      24,971,111
                       14,700,000    Premier Asset Collateralized Entity
                                       LLC ........................................    1.07    07/02/04      14,673,098
                       14,400,000    Premier Asset Collateralized Entity
                                       LLC ........................................    1.07    07/07/04      14,371,341
                       92,746,000    Scaldis Capital LLC ..........................    1.05    05/10/04      92,721,654
                       86,764,000    Scaldis Capital LLC ..........................    1.04    05/17/04      86,723,896
                       70,490,000    Scaldis Capital LLC ..........................    1.04    05/20/04      70,451,309
                      400,000,000    Sheffield Receivables Corp. ..................    1.03    05/20/04     399,782,556
                      105,000,000    Spintab AB ...................................    1.04    05/05/04     104,987,867
                       95,000,000    Spintab AB ...................................    1.04    06/28/04      94,840,822
                      111,484,000    Thunder Bay Funding, LLC .....................    1.04    05/17/04     111,432,470
                      100,000,000    Tulip Funding Corp. ..........................    1.04    05/13/04      99,965,333
                       45,649,000    White Pine Corporation .......................    1.05    07/26/04      45,529,623
                      100,000,000    Windmill Funding Corp. .......................    1.03    05/20/04      99,945,638
-----------------------------------------------------------------------------------------------------------------------
                                     Total Commercial Paper
                                     (Cost $7,989,832,484) ........................                       7,989,797,967
-----------------------------------------------------------------------------------------------------------------------
Commercial            227,000,000    Morgan Stanley ...............................    1.14    10/28/04     227,000,000
Paper -- Variable      35,000,000    White Pine Corporation .......................    1.05    11/22/04      34,997,040
Rate -- 0.6%
-----------------------------------------------------------------------------------------------------------------------
                                     Total Commercial Paper -- Variable
                                     Rate (Cost $261,997,040) .....................                         261,997,040
-----------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2004
--------------------------------------------------------------------------------------------------------------
                                                                            Interest  Maturity        Value
                      Face Amount                                             Rate*     Date       (Note 1a)
--------------------------------------------------------------------------------------------------------------

Collateralized     $  235,000,000    Blue Heron IX, Class A ..............    1.13%   02/23/05   $ 235,000,000
Debt                   95,000,000    Putman Structured Product 2002-1
Obligation --                          Class A-1 .........................    1.19    04/15/05      95,000,000
Variable
Rate -- 0.7%
--------------------------------------------------------------------------------------------------------------
                                     Total Collateralized Debt
                                     Obligation -- Variable Rate
                                     (Cost $330,000,000) .................                         330,000,000
--------------------------------------------------------------------------------------------------------------
Collateralized        100,000,000    Barclays Capital Inc.,
Advancements                           purchased on 04/30/04 .............    1.11    05/03/04     100,000,000
-- 4.6%               275,000,000    Citigroup Global Markets Inc.,
                                       purchased on 04/30/04 .............    1.16    05/03/04     275,000,000
                      500,000,000    Deutsche Bank Securities Inc.,
                                       purchased on 04/30/04 .............    1.19    05/03/04     500,000,000
                       50,000,000    Goldman Sachs & Company,
                                       purchased on 04/30/04 .............    1.16    05/03/04      50,000,000
                      100,000,000    Goldman Sachs & Company,
                                       purchased on 04/30/04 .............    1.09    05/03/04     100,000,000
                      600,000,000    HSBC Securities (USA) Inc.,
                                       purchased on 04/30/04 .............    1.13    05/03/04     600,000,000
                      400,000,000    J.P. Morgan Chase & Co.,
                                       purchased on 04/30/04 .............    1.18    05/03/04     400,000,000
                      100,000,000    Morgan Stanley & Co., Inc.,
                                       purchased on 04/30/04 .............    1.11    05/03/04     100,000,000
--------------------------------------------------------------------------------------------------------------
                                     Total Collateralized Advancements
                                     (Cost $2,125,000,000) ...............                       2,125,000,000
--------------------------------------------------------------------------------------------------------------
Time                  560,048,000    National City Bank, Cayman ..........    1.02    05/03/04     560,048,000
Deposits -- 3.0%      800,000,000    SunTrust Bank, Cayman ...............    1.03    05/03/04     800,000,000
--------------------------------------------------------------------------------------------------------------
                                     Total Time Deposits
                                     (Cost $1,360,048,000) ...............                       1,360,048,000
--------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2004
---------------------------------------------------------------------------------------------------------------------
                                                                                Interest   Maturity         Value
                       Face Amount                                                Rate*      Date         (Note 1a)
---------------------------------------------------------------------------------------------------------------------
Repurchase          $   300,000,000     Deutsche Bank Securities Inc.,
Agreements                                purchased on 04/30/04 .............     1.02%    05/03/04   $   300,000,000
-- 0.6%
---------------------------------------------------------------------------------------------------------------------
                                        Total Repurchase Agreements
                                        (Cost $300,000,000) .................                             300,000,000
---------------------------------------------------------------------------------------------------------------------
Money Market            336,784,211     Merrill Lynch Liquidity Series, LLC
Funds --                                  Money Market Series (b)(c) ........                             336,784,211
7.4%                  3,031,057,914     Merrill Lynch Premier Institutional
                                          Fund (b)(c) .......................                           3,031,057,914
---------------------------------------------------------------------------------------------------------------------
                                        Total Money Market Funds
                                        (Cost $3,367,842,125) ...............                           3,367,842,125
---------------------------------------------------------------------------------------------------------------------
                                        Total Investments -- 108.4%
                                        (Cost $49,572,964,161) ..............                          49,572,276,162
---------------------------------------------------------------------------------------------------------------------
                                        Liabilities in Excess of Other
                                        Assets -- (8.4%) ....................                          (3,843,926,895)
---------------------------------------------------------------------------------------------------------------------
                                        Net Assets ..........................                         $45,728,349,267
=====================================================================================================================

    Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 2004, net unrealized depreciation amounted to $687,999 and is comprised of $4,820,690 in appreciation and $5,508,689 in depreciation.
* Commercial Paper and Some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 2004. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.
(a) Restricted securities--Investment in securities not registered under the Securities Act of 1933.

 Additional information on each holding is as follows:
                        Security                            Acquisition Date          Cost
 Allstate Life Insurance Co.
  1.18%, 06/15/04 ...........................................   06/12/03              $100,000,000
 GE Life and Annuity Assurance Co.
  1.14%, 10/01/04 ...........................................   09/29/03              $ 50,000,000
  1.15%, 11/01/04 ...........................................   11/03/03              $ 50,000,000
 Goldman Sachs Group, Inc.
  1.14%, 09/07/04 ...........................................   12/09/03              $150,000,000
  1.21%, 10/01/04 ...........................................   01/06/04              $150,000,000
 Hartford Life Insurance Co.
  1.18%, 05/03/04 ...........................................   04/30/03              $100,000,000
  1.18%, 12/01/04 ...........................................   12/01/03              $ 50,000,000
  1.19%, 05/02/05 ...........................................   05/03/04              $100,000,000

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2004
------------------------------------------------------------------------------------------------------------
                Security                                              Acquisition Date              Cost
 ING USA Annuity and Life Insurance Co.
  1.18%, 06/24/04 ................................................        03/24/04              $ 60,000,000
  1.19%, 01/20/05 ................................................        01/20/04              $100,000,000
 J.P. Morgan Chase & Co.
  1.16%, 12/23/04 ................................................        03/01/04              $360,000,000
 Jackson National Life Insurance Co.
  1.17%, 05/03/04 ................................................        04/30/03              $ 40,000,000
 Metropolitan Life Insurance Co.
  1.16%, 09/01/04 ................................................        08/26/03              $210,000,000
 Monumental Life Insurance Co.
  1.24%, 08/13/04 ................................................        08/08/03              $ 60,000,000
  1.25%, 05/23/05 ................................................        04/23/04              $ 90,000,000
 New York Life Insurance Co.
  1.16%, 05/28/04 ................................................        05/30/03              $100,000,000
  1.20%, 10/20/04 ................................................        10/20/03              $136,000,000
  1.20%, 12/08/04 ................................................        12/04/03              $150,000,000
 Travelers Insurance Co. (The)
  1.15%, 03/01/05 ................................................        03/01/04              $ 35,000,000
 United of Omaha Life Insurance Co.
  1.20%, 04/27/05 ................................................        04/28/04              $100,000,000

    The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,191,000,000 or 4.8% of net assets.

(b) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                                           Dividend/
                                                                                            Interest
                             Affiliate                                  Net Activity         Income
 Merrill Lynch Liquidity Series, LLC Money Market Series .........    $  336,784,211      $  130,183
 Merrill Lynch Premier Institutional Fund ........................    $3,031,057,914      $1,969,549

(c) Security was purchased with the cash proceeds from securities loans.

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Statement of Assets and Liabilities
April 30, 2004
-----------------------------------------------------------------------------------------------------------------
Assets:
Investments in securities subject to repurchase agreements ...............  $   300,000,000
Investments in other marketable securities
 (including securities loaned of $3,266,700,000) .........................   49,272,276,162
                                                                             --------------
   Total investments at value (identified cost $49,572,964,161) (Note 1a) ..................      $49,572,276,162
Cash .......................................................................................           27,838,622
Interest receivable ........................................................................           48,014,619
Securities lending income receivable .......................................................              434,204
                                                                                                  ---------------
   Total assets ............................................................................       49,648,563,607
                                                                                                  ---------------
Liabilities:
Collateral on securities loaned, at value ..................................................        3,367,842,125
Advisory fee payable (Note 2) ..............................................................            2,374,681
Payable for investments purchased ..........................................................          549,907,500
Accrued expenses ...........................................................................               90,034
                                                                                                  ---------------
   Total liabilities .......................................................................        3,920,214,340
                                                                                                  ---------------
Net Assets applicable to investors' interests ..............................................      $45,728,349,267
                                                                                                  ===============
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals ....................................      $45,729,037,266
Net unrealized depreciation ................................................................             (687,999)
                                                                                                  ---------------
Total ......................................................................................      $45,728,349,267
                                                                                                  ===============

-----------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Statement of Operations
For the Year Ended April 30, 2004
-----------------------------------------------------------------------------------------------------------------
Investment Income:
Interest and discount earned ...............................................................      $ 601,500,243
Securities lending income (Note 1f) ........................................................          2,099,732
                                                                                                  -------------
   Total income ............................................................................        603,599,975
                                                                                                  -------------
Expenses:
Investment advisory fee (Note 2) ...........................................................         25,069,101
Accounting and custodian services ..........................................................          1,002,467
Dividend and transfer agency fees ..........................................................             52,228
                                                                                                  -------------
   Total expense ...........................................................................         26,123,796
                                                                                                  -------------
   Net investment income ...................................................................        577,476,179
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions ...........................    $   3,079,426
Net unrealized depreciation of investments ...............................      (28,102,314)
                                                                              -------------
   Net realized and unrealized loss from investments .......................................        (25,022,888)
                                                                                                  -------------
Net Increase in Net Assets Resulting From Operations .......................................      $ 552,453,291
                                                                                                  =============



See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund                                                       Year Ended April 30,
Statements of Changes in Net Assets                                          ------------------------------------------
                                                                                     2004                    2003
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net assets:
Operations:
Net investment income ...................................................    $      577,476,179      $      828,646,679
Net realized gain from investment transactions ..........................             3,079,426               6,270,875
Net unrealized appreciation (depreciation) of investments ...............           (28,102,314)              1,610,421
                                                                             ------------------      ------------------
Net increase in net assets resulting from operations ....................           552,453,291             836,527,975
                                                                             ------------------      ------------------
Capital Transactions:
Contributions from feeders ..............................................       111,504,393,757         107,101,565,999
Withdrawals from feeders ................................................      (110,924,144,307)       (109,744,102,031)
                                                                             ------------------      ------------------
Net increase (decrease) in net assets from capital transactions .........           580,249,450          (2,642,536,032)
                                                                             ------------------      ------------------
Net increase (decrease) in net assets ...................................         1,132,702,741          (1,806,008,057)
Net Assets:
Beginning of year .......................................................        44,595,646,526          46,401,654,583
                                                                             ------------------      ------------------
End of year .............................................................    $   45,728,349,267      $   44,595,646,526
                                                                             ==================      ==================

-----------------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund                                       Year Ended April 30,           For the Period
Supplementary Data                                                 -------------------------------    January 14, 2002*
                                                                            2004              2003    to April 30, 2002
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets ......................             .05%              .05%                  .05%(1)
Ratio of net investment income to average net assets .........            1.15%             1.70%                 1.79%(1)
Net Assets, end of period (000) ..............................     $45,728,349       $44,595,647           $46,401,655

(1) On an annualized basis
*   Commencement of Operations

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments
April 30, 2004
---------------------------------------------------------------------------------------------------------------
                                                                           Interest    Maturity         Value
                      Face Amount                                            Rate*       Date        (Note 1a)
---------------------------------------------------------------------------------------------------------------
U.S.                $  50,000,000   U.S. Treasury Notes .................     1.63%    10/31/05    $ 49,750,000
Government             25,000,000   Fannie Mae ..........................     3.88     03/15/05      25,507,813
& Agency               25,000,000   Fannie Mae ..........................     7.00     07/15/05      26,523,437
Issues -- 6.3%         50,000,000   Fannie Mae ..........................     2.11     08/26/05      50,062,500
                       50,000,000   Fannie Mae ..........................     1.88     09/15/05      49,921,875
                       25,000,000   Fannie Mae ..........................     2.34     09/16/05      25,070,313
                       50,000,000   Fannie Mae ..........................     2.10     10/21/05      50,000,000
                       20,000,000   Fannie Mae ..........................     2.50     11/20/05      19,950,000
                       10,000,000   Fannie Mae ..........................     2.60     11/28/05       9,971,875
                       10,145,000   Federal Home Loan Banks .............     1.50     05/13/05      10,125,978
                       52,800,000   Federal Home Loan Banks .............     1.75     08/15/05      52,701,000
                       50,000,000   Federal Home Loan Banks .............     1.50     08/26/05      49,734,375
                       19,000,000   Freddie Mac .........................     3.25     11/15/04      19,201,875
                       50,000,000   Freddie Mac .........................     1.50     05/13/05      49,904,295
                       25,000,000   Freddie Mac .........................     2.29     10/28/05      25,064,275
                       30,000,000   Freddie Mac .........................     2.30     11/17/05      30,075,000
                       50,000,000   Freddie Mac .........................     2.41     11/17/05      50,130,655
                       24,000,000   Freddie Mac .........................     2.50     11/25/05      23,986,896
                       30,000,000   Freddie Mac .........................     2.35     12/09/05      30,083,367
                       25,000,000   Freddie Mac .........................     2.50     12/15/05      24,976,475
---------------------------------------------------------------------------------------------------------------
                                    Total U.S. Government & Agency
                                    Issues (Cost $672,596,924) ..........                           672,742,004
---------------------------------------------------------------------------------------------------------------
U.S. Government       193,000,000   Fannie Mae ..........................     0.97     05/27/04     192,993,787
Agency Issues --      200,000,000   Fannie Mae ..........................     1.05     10/29/04     199,981,820
Variable Rate --      350,000,000   Fannie Mae ..........................     1.02     01/28/05     349,934,624
32.8%                 200,000,000   Fannie Mae ..........................     1.04     03/16/05     199,991,229
                      150,000,000   Fannie Mae ..........................     1.04     03/23/05     149,973,065
                      325,000,000   Fannie Mae ..........................     1.00     08/17/05     324,873,535
                      500,000,000   Fannie Mae ..........................     0.98     08/29/05     499,682,545
                      282,500,000   Fannie Mae ..........................     0.98     10/03/05     282,363,016
                      165,000,000   Federal Home Loan Banks .............     1.00     07/14/04     164,988,450
                       80,400,000   Federal Home Loan Banks .............     1.01     08/19/04      80,395,150
                      200,000,000   Federal Home Loan Banks .............     0.98     09/17/04     199,969,491
                      205,000,000   Federal Home Loan Banks .............     1.04     03/30/05     204,957,544
                       50,000,000   Federal Home Loan Banks .............     1.00     08/02/05      49,990,567

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
April 30, 2004
---------------------------------------------------------------------------------------------------------------------
                                                                               Interest    Maturity         Value
                    Face Amount                                                  Rate*       Date         (Note 1a)
---------------------------------------------------------------------------------------------------------------------
U.S. Government   $  250,000,000   Federal Home Loan Banks ...................    0.99%    09/12/05   $   249,810,648
Agency Issues --     100,000,000   Federal Home Loan Banks ...................    0.99     10/03/05        99,933,811
Variable Rate         40,000,000   Federal Farm Credit Banks .................    1.02     11/04/04        40,000,000
(continued)           20,870,000   Federal Farm Credit Banks .................    1.01     03/24/05        20,862,514
                      25,000,000   Federal Farm Credit Banks .................    1.00     05/02/05        24,994,993
                      50,000,000   Federal Farm Credit Banks .................    1.02     06/13/05        49,994,419
                      20,000,000   Federal Farm Credit Banks .................    1.03     02/12/07        19,994,432
                      50,000,000   Freddie Mac ...............................    1.10     10/07/05        49,991,400
                      20,000,000   Freddie Mac ...............................    1.03     02/12/09        19,980,865
---------------------------------------------------------------------------------------------------------------------
                                   Total U.S. Government Agency
                                   Issues -- Variable Rate
                                   (Cost $3,475,567,506) .....................                          3,475,657,905
---------------------------------------------------------------------------------------------------------------------
Certificates of      200,000,000   Citibank N.A., New York ...................    1.04     05/24/04       200,000,000
Deposit -- 6.6%      500,000,000   Wells Fargo Bank, N.A. ....................    1.03     05/18/04       500,000,000
---------------------------------------------------------------------------------------------------------------------
                                   Total Certificates of Deposit
                                   (Cost $700,000,000) .......................                            700,000,000
---------------------------------------------------------------------------------------------------------------------
Euro                  40,000,000   Credit Agricole Indosuez ..................    1.13     12/30/04        39,911,244
Certificates of      100,000,000   HBOS Treasury Services PLC ................    1.06     06/01/04       100,000,000
Deposit -- 2.7%      150,000,000   KBC Bank, NV ..............................    1.05     05/17/04       150,000,666
---------------------------------------------------------------------------------------------------------------------
                                   Total Euro Certificates of Deposit
                                   (Cost $289,997,951) .......................                            289,911,910
---------------------------------------------------------------------------------------------------------------------
Yankee               100,000,000   Credit Suisse First Boston, NY ............    1.04     05/21/04       100,000,000
Certificates of      200,000,000   Credit Suisse First Boston NY .............    1.04     06/08/04       200,000,000
Deposit -- 4.9%      120,000,000   HBOS Treasury Services PLC ................    1.04     05/14/04       120,000,000
                     100,000,000   Royal Bank of Scotland ....................    1.06     07/30/04        99,980,850
---------------------------------------------------------------------------------------------------------------------
                                   Total Yankee Certificates of Deposit
                                   (Cost $519,992,517) .......................                            519,980,850
---------------------------------------------------------------------------------------------------------------------
Yankee               200,000,000   BNP Paribas, NY ...........................    1.05     04/26/05       199,960,272
Certificates of      125,000,000   Canadian Imperial Bank of
Deposit --                           Commerce, NY ............................    1.05     05/28/04       125,000,000
Variable             160,000,000   Credit Agricole Indosuez, London ..........    1.05     04/19/05       159,976,882
Rate -- 8.1%

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
April 30, 2004
---------------------------------------------------------------------------------------------------------------------
                                                                                Interest    Maturity        Value
                    Face Amount                                                   Rate*       Date        (Note 1a)
---------------------------------------------------------------------------------------------------------------------
Yankee            $  100,000,000   Rabobank Nederland N.V., NY ................    1.04%    05/03/05    $ 99,977,500
Certificates of      200,000,000   Svenska Handelsbanken AB, NY ...............    1.04     04/25/05     199,960,402
Deposit --            50,000,000   SwedBank ...................................    1.05     01/21/05      49,994,515
Variable Rate         25,000,000   Westpac Banking Corp .......................    1.10     03/11/05      25,000,000
(continued)
---------------------------------------------------------------------------------------------------------------------
                                   Total Yankee Certificates of
                                   Deposit -- Variable Rate
                                   (Cost $859,869,571) ........................                          859,869,571
---------------------------------------------------------------------------------------------------------------------
Medium Term           75,000,000   CC (USA) Inc. (Centauri) ...................    1.07     10/08/04      74,997,525
Notes -- Variable     25,000,000   CC (USA) Inc. (Centauri) ...................    1.07     10/12/04      24,999,100
Rate -- 5.1%          20,000,000   CC (USA) Inc. (Centauri) ...................    1.05     03/07/05      19,995,942
                      25,000,000   CC (USA) Inc. (Centauri) ...................    1.04     03/10/05      24,994,373
                      50,000,000   Dorada Finance Inc. ........................    1.06     04/26/05      49,988,100
                      60,000,000   Household Finance Corp. ....................    1.12     08/18/04      60,010,014
                      52,000,000   Morgan Stanley .............................    1.09     05/04/05      51,993,448
                      56,000,000   Northern Rock PLC ..........................    1.13     04/08/05      55,997,306
                      50,000,000   Sigma Finance Inc. .........................    1.06     06/18/04      49,999,016
                      50,000,000   Sigma Finance Inc. .........................    1.06     06/28/04      49,998,818
                      65,000,000   Sigma Finance Inc. .........................    1.07     09/22/04      65,000,000
                      10,000,000   Sigma Finance Inc. .........................    1.06     03/10/05       9,998,500
---------------------------------------------------------------------------------------------------------------------
                                   Total Medium Term Notes --
                                   Variable Rate (Cost $537,975,693) ..........                          537,972,142
---------------------------------------------------------------------------------------------------------------------
Time                 307,447,000   SunTrust Banks Inc., Cayman ................    1.03     05/03/04     307,447,000
Deposits -- 2.9%
---------------------------------------------------------------------------------------------------------------------
                                   Total Time Deposits
                                   (Cost $307,447,000) ........................                          307,447,000
---------------------------------------------------------------------------------------------------------------------
Bank Notes --         25,000,000   Bank One, NA, Chicago ......................    1.03     05/20/04      24,999,615
Variable
Rate -- 0.2%
---------------------------------------------------------------------------------------------------------------------
                                   Total Bank Notes -- Variable Rate
                                   (Cost $24,999,615) .........................                           24,999,615
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
April 30, 2004
-------------------------------------------------------------------------------------------------------------------------
                                                                                     Interest   Maturity        Value
                       Face Amount                                                     Rate*      Date        (Note 1a)
-------------------------------------------------------------------------------------------------------------------------
Corporate             $  59,000,000    BMW U.S. Capital Corp. .....................    4.07%    06/07/04    $ 59,168,910
Notes -- 0.6%
-------------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Notes
                                       (Cost $59,168,910) .........................                           59,168,910
-------------------------------------------------------------------------------------------------------------------------
Corporate                 50,000,000   Associates Corp. of North America ..........    1.21     06/25/04      50,000,000
Notes -- Variable        100,000,000   Canadian Imperial Bank of
Rate -- 3.4%                           Commerce, NY ...............................    1.15     05/13/05     100,000,000
                         100,000,000   General Electric Capital Corp. .............    1.18     05/17/05     100,094,700
                          28,000,000   Metropolitan Life Global Funding I .........    1.11     05/13/05      27,999,552
                          45,500,000   Morgan Stanley .............................    1.11     05/27/05      45,498,043
                          31,500,000   Nationwide Building Society ................    1.11     04/28/05      31,506,773
-------------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Notes -- Variable
                                       Rate (Cost $355,000,000) ...................                          355,099,068
-------------------------------------------------------------------------------------------------------------------------
Master Notes --           30,000,000   Allstate Life Insurance Co. (a) ............    1.18     06/15/04      30,000,000
Variable                  45,000,000   GE Life and Annuity Assurance Co. (a) ......    1.14     10/01/04      45,000,000
Rate -- 3.6%             100,000,000   Goldman Sachs Group, Inc. (a) ..............    1.14     09/07/04     100,000,000
                          50,000,000   Goldman Sachs Group, Inc. (a) ..............    1.21     10/01/04      50,000,000
                          40,000,000   Monumental Life Insurance Co. (a) ..........    1.24     08/13/04      40,000,000
                          40,000,000   Monumental Life Insurance Co. (a) ..........    1.25     05/23/05      40,000,000
                          45,000,000   New York Life Insurance Company (a).            1.16     05/28/04      45,000,000
                          35,000,000   New York Life Insurance Company (a).            1.20     10/20/04      35,000,000
-------------------------------------------------------------------------------------------------------------------------
                                       Total Master Notes -- Variable Rate
                                       (Cost $385,000,000) ........................                          385,000,000
-------------------------------------------------------------------------------------------------------------------------
Commercial               100,000,000   Abbey National, NA Corporation .............    1.03     06/30/04      99,823,330
Paper -- 15.4%            47,300,000   Amsterdam Funding Corp. ....................    1.04     05/26/04      47,265,839
                          50,000,000   Clipper Receivables Company LLC ............    1.05     06/14/04      49,935,833
                         100,000,000   Clipper Receivables Company LLC ............    1.05     06/30/04      99,823,330
                          99,745,000   Compass Securitization LLC .................    1.04     05/19/04      99,693,133
                          37,135,000   Compass Securitization LLC .................    1.04     06/15/04      37,086,725
                         100,000,000   Edison Asset Securitization LLC ............    1.04     05/03/04      99,994,222
                          63,276,000   Edison Asset Securitization LLC ............    1.04     07/06/04      63,152,106
                          34,543,000   Falcon Asset Securitization ................    1.04     05/18/04      34,526,036
                         100,000,000   Fcar Owner Trust ...........................    1.05     06/10/04      99,883,333

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
April 30, 2004
---------------------------------------------------------------------------------------------------------------------
                                                                                Interest   Maturity          Value
                      Face Amount                                                 Rate*      Date          (Note 1a)
---------------------------------------------------------------------------------------------------------------------
Commercial          $  100,000,000   General Electric Capital Corp. ..........    1.05%    05/13/04    $   99,965,000
Paper                  100,196,000   Jupiter Securitization Corp. ............    1.04     05/18/04       100,147,029
(continued)             50,000,000   Jupiter Securitization Corp. ............    1.04     05/19/04        49,974,125
                       125,000,000   KittyHawk Funding Corp. .................    1.03     05/21/04       124,928,472
                        60,000,000   Mont Blanc Capital Corp. ................    1.05     05/19/04        59,968,500
                        60,000,000   Mont Blanc Capital Corp. ................    1.03     05/20/04        59,967,383
                        20,000,000   PB Finance (Delaware) Inc. ..............    1.05     06/14/04        19,974,333
                        30,000,000   PB Finance (Delaware) Inc. ..............    1.07     07/07/04        29,940,294
                        73,046,000   Sheffield Receivables Corp. .............    1.03     05/07/04        73,033,460
                       174,770,000   Sheffield Receivables Corp. .............    1.03     05/20/04       174,674,993
                        55,500,000   Spintab AB ..............................    1.04     05/05/04        55,493,587
                        55,527,000   Tulip Funding Corp. .....................    1.04     05/19/04        55,498,126
---------------------------------------------------------------------------------------------------------------------
                                     Total Commercial Paper
                                     (Cost $1,634,759,075) ...................                          1,634,749,189
---------------------------------------------------------------------------------------------------------------------
Commercial              48,000,000   Morgan Stanley ..........................    1.14     10/28/04        48,000,000
Paper -- Variable       50,000,000   White Pine Corporation ..................    1.05     11/22/04        49,995,772
Rate -- 0.9%
---------------------------------------------------------------------------------------------------------------------
                                     Total Commercial Paper -- Variable
                                     Rate (Cost $97,995,772) .................                             97,995,772
---------------------------------------------------------------------------------------------------------------------
Collateralized          51,000,000   Blue Heron IX, Class A ..................    1.13     02/23/05        51,000,000
Debt                    24,000,000   Putman Structured Product 2002-1
Obligations --                         ass A-1 ...............................    1.19     04/15/05        24,000,000
Variable
Rate -- 0.7%
---------------------------------------------------------------------------------------------------------------------
                                     Total Collateralized Debt
                                     Obligations -- Variable Rate
                                     (Cost $75,000,000) ......................                             75,000,000
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
April 30, 2004
-------------------------------------------------------------------------------------------------------------------
                                                                           Interest   Maturity           Value
                       Face Amount                                           Rate*      Date           (Note 1a)
-------------------------------------------------------------------------------------------------------------------
Collateralized       $  100,000,000   Barclays Capital Inc.,
Advancements --                         purchased on 4/30/04 ............    1.11%    05/03/04      $   100,000,000
4.5%                    175,000,000   Citigroup Global Markets Inc.,
                                        purchased on 4/30/04 ............    1.16     05/03/04          175,000,000
                        100,000,000   Goldman Sachs & Company,
                                        purchased on 4/30/04 ............    1.09     05/03/04          100,000,000
                        100,000,000   Goldman Sachs & Company,
                                        purchased on 4/30/04 ............    1.16     05/03/04          100,000,000
-------------------------------------------------------------------------------------------------------------------
                                     Total Collateralized Advancements
                                      (Cost $475,000,000) ...............                               475,000,000
-------------------------------------------------------------------------------------------------------------------
Repurchase              200,000,000   Deutsche Bank Securities Inc.,
Agreements                              purchased on 4/30/04 ............    1.02     05/03/04          200,000,000
-- 1.9%
-------------------------------------------------------------------------------------------------------------------
                                      Total Repurchase Agreements
                                      (Cost $200,000,000) ...............                               200,000,000
-------------------------------------------------------------------------------------------------------------------
                                      Total Investments -- 100.6%
                                      (Cost $10,670,370,534) ............                            10,670,593,936
-------------------------------------------------------------------------------------------------------------------
                                      Liabilities in Excess of Other
                                      Assets -- (0.6%) ..................                               (67,420,047)
-------------------------------------------------------------------------------------------------------------------
                                      Net Assets ........................                           $10,603,173,889
===================================================================================================================

     Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 2004, net unrealized appreciation amounted to $223,402 and is comprised of $985,722 in appreciation and $762,320 in depreciation.

* Commercial Paper and some U.S. Government Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 2004. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
April 30, 2004
--------------------------------------------------------------------------------

(a) Restricted securities--Investment in securities not registered under the Securities Act of 1933.

          Additional information on each holding is as follows:

                  Security                     Acquisition Date         Cost
 Allstate Life Insurance Co.
  1.18%, 06/15/04 ..............................   06/12/03         $ 30,000,000
 GE Life and Annuity Assurance Co.
  1.14%, 10/01/04 ..............................   09/29/03         $ 45,000,000
 Goldman Sachs Group, Inc.
  1.14%, 09/07/04 ..............................   12/09/03         $100,000,000
  1.21%, 10/01/04 ..............................   01/06/04         $ 50,000,000
 Monumental Life Insurance Co.
  1.24%, 08/13/04 ..............................   08/08/03         $ 40,000,000
  1.25%, 05/23/05 ..............................   04/23/04         $ 40,000,000
 New York Life Insurance Co.
  1.16%, 05/28/04 ..............................   05/30/03         $ 45,000,000
  1.20%, 10/20/04 ..............................   10/20/03         $ 35,000,000

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $385,000,000 or 3.6% of net assets.


See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------
Master Institutional Fund
Statement of Assets and Liabilities
April 30, 2004
------------------------------------------------------------------------------------------------------------------
Assets:
Investments in securities subject to repurchase agreements ................  $   200,000,000
Investments in other marketable securities ................................   10,470,593,936
                                                                              --------------
   Total investments, at value (identified cost $10,670,370,534) (Note 1a) ..................      $10,670,593,936
Cash ........................................................................................           21,504,738
Interest receivable .........................................................................           11,605,125
                                                                                                   ---------------
   Total assets .............................................................................       10,703,703,799
                                                                                                   ---------------
Liabilities:
Advisory fee payable (Note 2) ...............................................................              528,560
Payable for investments purchased ...........................................................           99,977,500
Accrued expenses ............................................................................               23,850
                                                                                                   ---------------
   Total liabilities ........................................................................          100,529,910
                                                                                                   ---------------
Net Assets applicable to investors' interests ...............................................      $10,603,173,889
                                                                                                   ===============
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals .....................................      $10,602,950,487
Net unrealized appreciation .................................................................              223,402
                                                                                                   ---------------
Total .......................................................................................      $10,603,173,889
                                                                                                   ===============

------------------------------------------------------------------------------------------------------------------
Master Institutional Fund
Statement of Operations
For the Year Ended April 30, 2004
------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest and discount earned ................................................................      $144,153,258
                                                                                                   ------------
Expenses:
Investment advisory fee (Note 2) ............................................................         6,057,338
Accounting and custodian services ...........................................................           245,671
Dividend and transfer agency fees ...........................................................            52,228
                                                                                                   ------------
   Total expense ............................................................................         6,355,237
                                                                                                   ------------
   Net investment income ....................................................................       137,798,021
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions ............................    $    580,917
Net unrealized depreciation of investments ................................      (5,844,767)
                                                                               ------------
   Net realized and unrealized loss from investments ........................................        (5,263,850)
                                                                                                   ------------
Net Increase in Net Assets Resulting From Operations ........................................      $132,534,171
                                                                                                   ============



See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
Master Institutional Fund                                                               Year Ended April 30,
Statements of Changes in Net Assets                                            ----------------------------------------
                                                                                      2004                   2003
-----------------------------------------------------------------------------------------------------------------------
Decrease in Net assets:
Operations:
Net investment income .....................................................    $     137,798,021      $     225,040,370
Net realized gain from investment transactions ............................              580,917              1,558,230
Net unrealized depreciation of investments ................................           (5,844,767)              (177,624)
                                                                               -----------------      -----------------
Net increase in net assets resulting from operations ......................          132,534,171            226,420,976
Capital Transactions:
Contributions from feeders ................................................       19,475,397,343         29,798,523,351
Withdrawals from feeders ..................................................      (20,666,984,788)       (31,203,003,587)
                                                                               -----------------      -----------------
Net decrease in net assets from capital transactions ......................       (1,191,587,445)        (1,404,480,236)
                                                                               -----------------      -----------------
Net decrease in net assets ................................................       (1,059,053,274)        (1,178,059,260)
Net Assets:
Beginning of year .........................................................       11,662,227,163         12,840,286,423
                                                                               -----------------      -----------------
End of year ...............................................................    $  10,603,173,889      $  11,662,227,163
                                                                               =================      =================

-----------------------------------------------------------------------------------------------------------------------
Master Institutional Fund                                               Year Ended April 30,           For the Period
Supplementary Data                                                 -------------------------------    January 14, 2002*
                                                                          2004              2003      to April 30, 2002
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets ......................             .05%              .05%              .05%(1)
Ratio of net investment income to average net assets .........            1.14%             1.71%             1.81%(1)
Net Assets, end of period (000) ..............................     $10,603,174       $11,662,227       $12,840,286

(1)  On an annualized basis

*    Commencement of Operations

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments
April 30, 2004
--------------------------------------------------------------------------------------------------
                                                                                          Value
                   Face Amount                          Issue                           (Note 1a)
--------------------------------------------------------------------------------------------------
Alabama --        $  7,500,000   Athens-Limestone County Health Care Authority
2.2%                               VRDN 1.14% due 05/01/2015 (a) .................... $  7,500,000
                    30,000,000   Columbia, Alabama IDA PCR (Alabama Power Co.)
                                   DDN 1.16% due 11/01/2021 (a) .....................   30,000,000
                    35,000,000   Decatur, Alabama IDB Solid Waste Disposal Revenue
                                   (Amoco Chemical Co. Project) VRDN 1.16%
                                   due 08/01/2036 (a) ...............................   35,000,000
                                 Jefferson County, Alabama Sewer Revenue Warrants
                                   VRDN:
                    69,500,000     (Series B-7) 1.08% due 02/01/2042 (a) ............   69,500,000
                    30,000,000     (Series C-3) 1.13% due 02/01/2040 (a) ............   30,000,000
                    20,000,000     (Series C-4) 1.13% due 02/01/2040 (a) ............   20,000,000
                    45,000,000     (Series C-6) 1.08% due 02/01/2040 (a) ............   45,000,000
                     3,015,000   Tuscaloosa, Alabama Educational Building Authority
                                   Revenue (American Christian Education) VRDN
                                   1.24% due 01/01/2023 (a) .........................    3,015,000
                     7,000,000   West Jefferson, Alabama IDB PCR (Power Co.
                                   Project) DDN 1.12% due 06/01/2028 (a) ............    7,000,000
--------------------------------------------------------------------------------------------------
Alaska -- 0.3%      33,000,000   Valdez, Alaska Marine Revenue (Conoco Phillips
                                   Project) CP 1.25% due 06/01/2004 .................   33,000,000
--------------------------------------------------------------------------------------------------
Arizona -- 0.8%     30,000,000   Maricopa County, Arizona IDA Health Facilities
                                   Revenue (Putters -- Series 420) VRDN 1.16%
                                   due 01/01/2010 (a)(b) ............................   30,000,000
                                 Maricopa County, Arizona IDA S/F Mortgage
                                   Revenue FXRDN:
                    11,807,218     (Series A) 1.13% due 08/01/2004 ..................   11,807,218
                     5,000,000     (Series B) 1.13% due 08/01/2004 ..................    5,000,000
                    13,620,000     (Series R-2) 1.14% due 12/01/2004 ................   13,620,000
                    32,961,561   Phoenix, Arizona IDA S/F Housing Notes (Series A)
                                   FXRDN 1.10% due 07/01/2004 .......................   32,961,561
--------------------------------------------------------------------------------------------------
Arkansas --          1,555,000   Arkansas Hospital Equipment Finance Authority
0.9%                               Revenue (AHA Pooled Financing Program) VRDN
                                   1.22% due 11/01/2028 (a) .........................    1,555,000

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
------------------------------------------------------------------------------------------------------
                                                                                             Value
                  Face Amount                             Issue                             (Note 1a)
------------------------------------------------------------------------------------------------------
Arkansas          $  7,000,000    Arkansas State Development Finance Authority
(continued)                         Environmental Facilities Revenue (Teris LLC
                                    Project) VRDN 1.16% due 03/01/2021 (a) .............  $  7,000,000
                     3,750,000    Arkansas State Development Finance Authority M/F
                                    Housing Revenue (Chapel Ridge -- Series C)
                                    VRDN 1.24% due 05/01/2031 (a) ......................     3,750,000
                    31,469,000    Arkansas State Development Finance Authority S/F
                                    Housing Revenue FXRDN 1.22% due 09/01/2004 (b)          31,469,000
                    39,605,299    Arkansas State Development Finance Authority S/F
                                    Housing Revenue Floater Certificates (Series 708)
                                    VRDN 1.13% due 09/01/2006 (a)(b) ...................    39,605,299
                    10,000,000    North Little Rock, Arkansas Health Facilities Board
                                    Revenue (Baptist Health -- Series B) VRDN 1.12%
                                    due 12/01/2021 (a) .................................    10,000,000
                     6,650,000    Pulaski County, Arkansas Public Facilities Board M/F
                                    Revenue (Chapel Ridge -- South West) VRDN
                                    1.21% due 10/01/2034 (a) ...........................     6,650,000
------------------------------------------------------------------------------------------------------
California --       42,330,000    California Rural Home Mortgage Financial Authority
5.3%                                S/F Mortgage Revenue FXRDN 1.10%
                                    due 07/25/2004 .....................................    42,330,000
                     9,885,000    California State (Merlots B-45) VRDN 1.10%
                                    due 10/01/2029 (a)(b) ..............................     9,885,000
                   449,650,000    California State (Series A) RAN 2.00%
                                    due 06/16/2004 .....................................   450,119,934
                    14,800,000    California Statewide Community Development
                                    Authority Revenue (Series K) CP 1.04%
                                    due 07/19/2004 .....................................    14,800,000
                    12,500,000    California Statewide Community Development
                                    Authority Revenue (Floaters -- Series 909) VRDN
                                    1.14% due 08/15/2023 (a)(b) ........................    12,500,000
                    20,000,000    California Statewide Community Development
                                    Authority Revenue (Series J) VRDN 1.09%
                                    due 04/01/2036 (a) .................................    20,000,000
                    35,000,000    Los Angeles, California S/F Home Mortgage Revenue
                                    FXRDN 1.09% due 10/01/2004 .........................    35,000,000
------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
------------------------------------------------------------------------------------------------------
                                                                                             Value
                   Face Amount                          Issue                              (Note 1a)
------------------------------------------------------------------------------------------------------
Colorado          $  4,150,000    Arvada, Colorado Utility IPMS Water Enterprise
-- 2.0%                             Revenue (Dexia Public Finance) VRDN 1.25%
                                    due 11/01/2020 (a) ..................................  $ 4,150,000
                      5,935,000   Castle Pines North Metropolitan District VRDN
                                    1.22% due 12/01/2028 (a) ............................    5,935,000
                      7,405,000   Colorado Department of Transportation Revenue
                                    (Putters -- Series 318) VRDN 1.13%
                                    due 06/15/2015 (a)(b) ...............................    7,405,000
                     15,000,000   Colorado Educational & Cultural Facilities Authority
                                    Revenue (Student Housing -- Fuller Project) VRDN
                                    1.22% due 08/01/2035 (a) ............................   15,000,000
                     18,520,000   Colorado Health Facilities Authority Revenue
                                    (Catholic Health -- Series B) VRDN 1.11%
                                    due 03/01/2032 (a) ..................................   18,520,000
                     35,715,000   Colorado Housing & Finance Authority M/F
                                    (Series C-2) VRDN 1.14% due 10/01/2032 (a) ..........   35,715,000
                     17,000,000   Colorado Housing & Finance Authority S/F
                                    (Series B-3) VRDN 1.14% due 11/01/2026 (a) ..........   17,000,000
                     50,000,000   Colorado Student Educational Loan Program TRAN
                                    1.75% due 08/09/2004 ................................   50,094,629
                      5,615,000   Denver, Colorado City & County Airport Revenue
                                    (Merlots -- Series A-61) VRDN 1.20%
                                    due 11/15/2012 (a)(b) ...............................    5,615,000
                      7,295,000   Denver, Colorado City & County S/F Mortgage
                                    Revenue (Series A) FXRDN 1.08% due 05/25/2004.           7,295,000
                                  Denver, Colorado Health & Hospital Authority
                                    Healthcare Revenue DDN:
                      2,900,000     (Series A) 1.15% due 12/01/2032 (a) .................    2,900,000
                      4,330,000     (Series B) 1.15% due 12/01/2031 (a) .................    4,330,000
                      9,215,000   El Paso County, Colorado Certificates Partnership
                                    (ROCS RR ll-R 1050) VRDN 1.15%
                                    due 12/01/2020 (a)(b) ...............................    9,215,000
                      8,015,000   El Paso County, Colorado Certificates Partnership
                                    (ROCS RR ll-R 2002) VRDN 1.15%
                                    due 12/01/2019 (a)(b) ...............................    8,015,000


See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
---------------------------------------------------------------------------------------------------------
                                                                                                 Value
                   Face Amount                            Issue                                (Note 1a)
---------------------------------------------------------------------------------------------------------
Colorado          $  6,805,000   El Paso County, Colorado S/F Mortgage Revenue
(continued)                        (Series A) FXRDN 1.08% due 05/25/2004 ...................  $ 6,805,000
                    14,100,000   Lower Colorado, River Authority Revenue (Series A)
                                   CP 1.08% due 07/14/2004 .................................   14,100,000
                     6,915,000   Regional Transportation District Sales Tax Revenue
                                   (Series 679) VRDN 1.14% due 05/01/2010 (a) ..............    6,915,000
                     5,750,000   Traer Creek, Colorado Metropolitan District Revenue
                                   VRDN 1.17% due 10/01/2021 (a) ...........................    5,750,000
---------------------------------------------------------------------------------------------------------
Delaware --          4,815,000   Delware State (ROCS RR II R 4045) VRDN 1.15%
0.0%                               due 07/01/2012 (a)(b) ...................................    4,815,000
---------------------------------------------------------------------------------------------------------
District of          5,915,000   District of Columbia Certificates of Partnership
Columbia --                        (ROCS RR II R 231) VRDN 1.15%
1.5%                               due 01/01/2013 (a)(b) ...................................    5,915,000
                    59,425,000   District of Columbia Housing Finance Agency
                                   Mortgage Revenue S/F FXRDN 1.10%
                                   due 12/24/2004 ..........................................   59,425,000
                     4,570,000   District of Columbia Revenue (Washington Very SPL
                                   Arts) VRDN 1.18% due 01/01/2027 (a) .....................    4,570,000
                    10,000,000   District of Columbia Revenue Board (American
                                   National Red Cross) CP 0.95% due 05/03/2004 .............   10,000,000
                    40,000,000   District of Columbia TRAN 2.00% due 09/30/2004 ............   40,145,077
                                   Metropolitan Washington D.C. Airport Authority
                                   General Airport Revenue CP:
                    16,800,000     (Series 99-A) 0.98% due 05/05/2004 ......................   16,800,000
                    10,600,000     (Series A) 0.97% due 05/06/2004 .........................   10,600,000
                    20,095,000   Washington D.C. Convention Center Authority
                                   Dedicated Tax Revenue Floater Certificates
                                   (Series 539) VRDN 1.14% due 10/01/2021 (a)(b) ...........   20,095,000
---------------------------------------------------------------------------------------------------------
Florida -- 3.9%     39,650,000   Alachua County, Florida Health Facilities (Oak
                                   Hammock at University of Florida Project --
                                   Series A) DDN 1.10% due 10/01/2032 (a) ..................   39,650,000
                     2,393,000   Bay County, Florida Housing Finance Authority S/F
                                   Mortgage Revenue (FRTC Series 695) VRDN
                                   1.29% due 06/01/2004 (a)(b) .............................    2,393,000

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
-------------------------------------------------------------------------------------------------------
                                                                                               Value
                   Face Amount                           Issue                               (Note 1a)
-------------------------------------------------------------------------------------------------------
Florida           $  5,000,000   Brevard County, Florida Health Facilities Authority
(continued)                        Revenue (Wuesthoff Health System Project) VRDN
                                   1.09% due 01/01/2034 (a) ..............................  $ 5,000,000
                    25,550,000   Broward County, Florida Health Facilities Authority
                                   Revenue (John Knox VLG Florida Project) DDN
                                   1.18% due 09/01/2032 (a) ..............................   25,550,000
                    28,295,000   Capital Projects Finance Authority (Glenridge on
                                   Palmer Ranch -- Series C) DDN 1.10%
                                   due 06/01/2012 (a) ....................................   28,295,000
                    56,145,000   Capital Trust Agency, Florida -- M/F Housing
                                   Revenue Bond (Series 99-B) VRDN 1.18%
                                   due 12/01/2032 (a) ....................................   56,145,000
                    25,395,000   Escambia County, Florida Health Facilities Authority
                                   Revenue (Azalea Trace Inc. -- Series B) DDN
                                   1.23% due 11/15/2029 (a) ..............................   25,395,000
                     6,000,000   Florida State Board of Education VRDN 1.12%
                                   due 06/01/2032 (a) ....................................    6,000,000
                     4,900,000   Florida State Board of Education VRDN 1.15%
                                   due 06/01/2018 (a) ....................................    4,900,000
                     2,920,000   FSU Final Assistance Inc., Florida Educational Athletic
                                   Facilities Revenue (MSTR SGB 44-A) VRDN
                                   1.15% due 10/01/2031 (a)(b) ...........................    2,920,000
                    29,215,000   Gulf Breeze, Florida Revenue (Local Government
                                   Loan Project -- Series C) VRDN 1.10%
                                   due 12/01/2015 (a) ....................................   29,215,000
                     5,000,000   Highland County, Florida Health Facilities Authority
                                   Revenue (Adventist Health -- System C) VRDN
                                   1.28% due 11/15/2021 (a) ..............................    5,000,000
                    10,000,000   Jacksonville, Florida PCR (Florida Power & Light Co.
                                   Project ) DDN 1.17% due 05/01/2029 (a) ................   10,000,000
                     4,600,000   Jacksonville, Florida Sales Tax Revenue (Merlot B-26)
                                   VRDN 1.15% due 10/01/2027 (a)(b) ......................    4,600,000
                    12,500,000   Lakeland, Florida Energy System Revenue (Series A)
                                   VRDN 1.10% due 10/01/2035 (a) .........................   12,500,000


See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
-------------------------------------------------------------------------------------------------------------
                                                                                                    Value
                    Face Amount                             Issue                                 (Note 1a)
-------------------------------------------------------------------------------------------------------------
Florida                            Lee County, Florida Hospital Board Directors
(continued)                          Revenue (Member Health System) DDN:
                   $  14,600,000     (Series A) 1.12% due 04/01/2025 (a) ......................   $14,600,000
                      52,205,000     (Series B) 1.12% due 04/01/2027 (a) ......................    52,205,000
                      15,000,000   Miami Dade County, Florida IDA Solid Waste
                                     Disposal Revenue (Power & Light Company
                                     Project) DDN 1.10% due 12/01/2023 (a) ....................    15,000,000
                      17,060,000   Orange County, Florida Health Facilities Authority
                                     Revenue Floater Certificates (Series 531) VRDN
                                     1.15% due 11/15/2021 (a)(b) ..............................    17,060,000
                      16,500,000   Orange County, Florida Health Facilities Authority
                                     Revenue Floater Certificates (Series 830) VRDN
                                     1.14% due 11/15/2022 (a)(b) ..............................    16,500,000
                      15,000,000   Orlando, Florida Utilities Community Water &
                                     Electric Revenue (Series A) VRDN 1.08%
                                     due 10/01/2017 (a) .......................................    15,000,000
                      36,260,000   Orlando & Orange County Expressway Authority
                                     (Florida Expressway Revenue -- Series C-1) VRDN
                                     1.08% due 07/01/2025 (a) .................................    36,260,000
-------------------------------------------------------------------------------------------------------------
Georgia -- 2.6%        5,000,000   Albany -- Dougherty County, Georgia Hospital
                                     Authority Revenue VRDN 1.14%
                                     due 09/01/2020 (a)(b) ....................................     5,000,000
                      17,805,000   Atlanta, Georgia Urban Residential Finance Authority
                                     FXRDN 1.14% due 12/01/2004 ...............................    17,805,000
                       7,000,000   Atlanta, Georgia Urban Residential Finance Authority
                                     VRDN 1.19% due 03/01/2043 (a) ............................     7,000,000
                      13,955,000   Atlanta, Georgia Water & Wastewater Revenue
                                     (Series 745-D) VRDN 1.14% due 11/01/2017 (a)(b) ..........    13,955,000
                       3,000,000   Atlanta, Georgia Water & Wastewater Revenue
                                     VRDN 1.12% due 11/01/2033 (a)(b) .........................     3,000,000
                      17,700,000   Burke County, Georgia Development Authority PCR
                                     (Georgia Power Co.) FXRDN 1.08%
                                     due 04/19/2005 ...........................................    17,700,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
--------------------------------------------------------------------------------------------------------
                                                                                              Value
                     Face Amount                          Issue                             (Note 1a)
--------------------------------------------------------------------------------------------------------
Georgia             $  10,000,000   Clayton County, Georgia Development Authority
(continued)                           Facilities Revenue (Delta Airlines -- Series C)
                                      VRDN 1.17% due 05/01/2035 (a) .....................   $10,000,000
                        7,550,000   Cobb County, Georgia Housing M/F Housing
                                      Revenue (Walton Reserve Apartments Project)
                                      VRDN 1.17% due 10/01/2035 (a) .....................     7,550,000
                       10,650,000   Coloquitt County, Georgia Hospital Authority
                                      Revenue VRDN 1.22% due 03/01/2023 (a) .............    10,650,000
                       13,050,000   Crisp County, Georgia Solid Waste Management
                                      Authority Revenue VRDN 1.53%
                                      due 01/01/2023 (a) ................................    13,050,000
                       30,000,000   Dekalb County, Georgia School District TAN 2.00%
                                      due 12/31/2004 ....................................    30,236,178
                       19,145,000   Eagle Tax-Exempt Trust -- State of Georgia (Series
                                      981002) VRDN 1.15% due 07/01/2014 (a)(b) ..........    19,145,000
                       22,955,000   Eagle Tax-Exempt Trust -- State of Georgia (Series
                                      991001) VRDN 1.15% due 11/01/2017 (a)(b) ..........    22,955,000
                       10,000,000   Fulton County, Georgia Housing Authority Revenue
                                      VRDN 1.18% due 12/01/2034 (a) .....................    10,000,000
                                    Gainesville & Hall County, Georgia Development
                                      Authority Revenue (Senior Living Facilities --
                                      Lanier) DDN:
                       10,750,000     (Series A) 1.18% due 11/15/2010 (a) ...............    10,750,000
                        4,150,000     (Series C) 1.23% due 11/15/2030 (a) ...............     4,150,000
                        3,620,000   Gainesville & Hall County, Georgia Development
                                      Authority Revenue (Atex Inc. Project) VRDN
                                      1.29% due 09/01/2023 (a) ..........................     3,620,000
                        4,515,000   Georgia State Local Government Certificates of
                                      Partnerships (Macon Trust Series 2002-0) VRDN
                                      1.17% due 12/01/2022 (a) ..........................     4,515,000
                        4,515,000   Georgia State Local Government Certificates of
                                      Partnerships (Macon Trust Series 2002-0) VRDN
                                      1.17% due 06/01/2028 (a) ..........................     4,515,000
                        3,700,000   Gwinnett County, Georgia Development Authority
                                      Revenue (Barcoview LLC Project) VRDN 1.26%
                                      due 07/01/2018 (a) ................................     3,700,000

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
---------------------------------------------------------------------------------------------------
                                                                                           Value
                   Face Amount                            Issue                          (Note 1a)
---------------------------------------------------------------------------------------------------
Georgia           $  4,000,000   Gwinnett County, Georgia Development Authority
(continued)                        Revenue Certificates of Partnerships (ROCS RR II R
                                   6009) VRDN 1.15% due 01/01/2021 (a)(b) ............ $  4,000,000
                    12,000,000   La Grange, Georgia Development Authority Revenue
                                   (La Grange College Project) VRDN 1.15%
                                   due 06/01/2031 (a) ................................   12,000,000
                    10,550,000   Metropolitan Atlanta Rapid Transit Authority Sales
                                   Tax Revenue (Putters -- Series 312) VRDN 1.13%
                                   due 07/01/2021 (a)(b) .............................   10,550,000
                     3,235,000   Metropolitan Atlanta Rapid Transit Authority Sales
                                   Tax Revenue (ROCS RR II R 4011) VRDN 1.15%
                                   due 07/01/2019 (a)(b) .............................    3,235,000
                     9,800,000   Private Colleges & Universities Authority Revenue
                                   (Mercer University Project) VRDN 1.22%
                                   due 10/01/2032 (a) ................................    9,800,000
                    10,400,000   Putnam County, Georgia Development Authority PCR
                                   (Power Plant Branch -- 1st -- Series 97) FXRDN
                                   1.20% due 04/19/2005 ..............................   10,400,000
                     2,240,000   Thomaston-Upson County, Georgia IDA Revenue
                                   (Thomaston Manufacturing Project) VRDN 1.26%
                                   due 12/01/2011 (a) ................................    2,240,000
                    15,000,000   Ware County, Georgia Hospital Authority Revenue
                                   (Baptist Village Project) VRDN 1.09%
                                   due 11/01/2020 (a) ................................   15,000,000
---------------------------------------------------------------------------------------------------
Hawaii -- 0.0%       2,665,000   Honolulu, Hawaii City & County (ROCS RR II R
                                   5025) VRDN 1.15% due 07/01/2014 (a)(b) ............    2,665,000
---------------------------------------------------------------------------------------------------
Idaho -- 0.2%        4,250,000   Idaho Housing & Finance Association Nonprofit
                                   Facilities Revenue (Albertson College Project)
                                   VRDN 1.12% due 11/01/2021 (a) .....................    4,250,000
                    10,400,000   Idaho Housing & Finance Association S/F Mortgage
                                   (Series F) VRDN 1.14% due 01/01/2033 (a) ..........   10,400,000
                     1,620,000   Madison, Idaho Economic Development Corp. IDR
                                   (Floyd Wilcox & Sons, Inc. Project) VRDN 1.27%
                                   due 08/01/2012 (a) ................................    1,620,000
---------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
--------------------------------------------------------------------------------------------------------
                                                                                                Value
                   Face Amount                             Issue                              (Note 1a)
--------------------------------------------------------------------------------------------------------
Illinois -- 5.7%  $  2,325,000   Aurora, Illinois IDR (Aztech Engineering Inc. Project)
                                   VRDN 1.30% due 10/01/2018 (a) ..........................  $ 2,325,000
                    42,626,007   Aurora, Illinois Kane-Dupage County S/F Mortgage
                                   Revenue (Floaters -- Series A) VRDN 1.14%
                                   due 04/01/2005 (a) .....................................   42,626,007
                    26,000,000   Aurora, Illinois Kane-Dupage County S/F Mortgage
                                   Revenue (Floaters -- Series 789) VRDN 1.21%
                                   due 04/03/2006 (a)(b) ..................................   26,000,000
                     4,800,000   Chicago, Illinois Eagle 2003-0006 VRDN 1.15%
                                   due 01/01/2042 (a)(b) ..................................    4,800,000
                     2,500,000   Chicago, Illinois O'Hare International Airport
                                   Revenue (ROCS RR II R 239) VRDN 1.19%
                                   due 01/01/2022 (a)(b) ..................................    2,500,000
                     8,000,000   Chicago, Illinois O'Hare International Airport
                                   Revenue (O'Hare Technical Center II Project)
                                   VRDN 1.20% due 03/01/2037 (a) ..........................    8,000,000
                     7,085,000   Chicago, Illinois Park District (Merlots -- Series A-61)
                                   VRDN 1.15% due 01/01/2021 (a)(b) .......................    7,085,000
                     2,975,000   Chicago, Illinois Public Building Revenue VRDN
                                   1.15% due 12/01/2014 (a) ...............................    2,975,000
                     4,600,000   Chicago, Illinois Solid Waste Disposal Facilities
                                   Revenue (Groot Industries Inc. Project) VRDN
                                   1.28% due 12/01/2015 (a) ...............................    4,600,000
                    10,085,000   Chicago, Illinois Wastewater Transmission Revenue
                                   (Merlots -- Series A-125) VRDN 1.15% due
                                   01/01/2030 (a)(b) ......................................   10,085,000
                     3,595,000   Cook County, Illinois (Merlots -- Series B-11) VRDN
                                   1.15% due 11/15/2025 (a)(b) ............................    3,595,000
                     2,275,000   Des Plaines, Illinois IDR (414 East Golf Road Project)
                                   VRDN 1.28% due 05/01/2017 (a) ..........................    2,275,000
                    11,150,000   Eagle Tax-Exempt Trust -- Metropolitan Pier &
                                   Exposition II (Series 02-6001) VRDN 1.15%
                                   due 06/15/2042 (a)(b) ..................................   11,150,000
                     2,795,000   Elgin, Illinois IDR (Starro Precision Products Inc.
                                   Project) VRDN 1.28% due 06/01/2025 (a) .................    2,795,000

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
------------------------------------------------------------------------------------------------------
                                                                                               Value
                 Face Amount                              Issue                              (Note 1a)
------------------------------------------------------------------------------------------------------
Illinois        $   300,000    Geneva, Illinois IDR (Continental Envelope Corp.
(continued)                      Project) VRDN 1.28% due 09/01/2006 (a) .................  $   300,000
                  5,170,000    Gurnee, Illinois IDR (Sterigenics International Project)
                                 VRDN 1.21% due 05/01/2016 (a) ..........................    5,170,000
                 19,400,000    Illinois Education Facilities Authority Revenue
                                 (Art Institute of Chicago) VRDN 1.08%
                                 due 03/01/2027 (a) .....................................   19,400,000
                 14,000,000    Illinois Education Facilities Authority Revenue
                                 (Concordia University River Project) DDN 1.13%
                                 due 10/01/2031 (a) .....................................   14,000,000
                 10,000,000    Illinois Education Facilities Authority Revenue
                                 (ITT State Street Corp -- Series A) VRDN 1.17%
                                 due 06/01/2033 (a) .....................................   10,000,000
                 24,800,000    Illinois Health Facilities Authority Revenue (Victory
                                 Health Service -- Series B) CP 1.00%
                                 due 06/01/2004 .........................................   24,800,000
                 46,900,000    Illinois Health Facilities Authority Revenue (Central
                                 Dupage Health -- Series B) DDN 1.11%
                                 due 11/01/2027 (a) .....................................   46,900,000
                 50,000,000    Illinois Health Facilities Authority Revenue (Central
                                 Dupage Health -- Series C) DDN 1.11%
                                 due 11/01/2027 (a) .....................................   50,000,000
                 32,700,000    Illinois Health Facilities Authority Revenue
                                 (Northwest Community Hospital -- Series B) DDN
                                 1.11% due 07/01/2032 (a) ...............................   32,700,000
                  2,090,000    Illinois Health Facilities Authority Revenue (Chestnut
                                 Square Glen Project -- Series C) VRDN 1.09%
                                 due 08/15/2032 (a) .....................................    2,090,000
                 10,000,000    Illinois Health Facilities Authority Revenue
                                 (Resurrection Health -- Series A) DDN 1.10%
                                 due 05/15/2029 (a) .....................................   10,000,000
                 22,835,000    Illinois Housing Development Authority Revenue
                                 FXRDN 0.99% due 04/01/2005 .............................   22,835,000
                  2,760,000    Illinois State Development Finance Authority IDR
                                 (Design Automotive LLC Project) VRDN 1.28%
                                 due 06/01/2011 (a) .....................................    2,760,000

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
---------------------------------------------------------------------------------------------------------
                                                                                                 Value
                   Face Amount                             Issue                               (Note 1a)
---------------------------------------------------------------------------------------------------------
Illinois          $  2,450,000   Illinois State Development Finance Authority IDR
(continued)                        (Rockford College Project) VRDN 1.23%
                                   due 02/01/2021 (a) ......................................  $ 2,450,000
                     1,400,000   Illinois State Development Finance Authority
                                   (AMR Pooled -- Series B-2) VRDN 1.22%
                                   due 10/01/2029 (a) ......................................    1,400,000
                    28,900,000   Illinois State Municipal Securities Trust Receipts (SGA
                                   103) VRDN 1.13% due 08/01/2024 (a) ......................   28,900,000
                    45,000,000   Illinois State (Series B) VRDN 1.09%
                                   due 10/01/2033 (a) ......................................   45,000,000
                     4,320,000   Illinois State (Merlots -- Series A-124) VRDN 1.15%
                                   due 11/01/2026 (a)(b) ...................................    4,320,000
                     4,995,000   Illinois State (Merlots -- Series B-05) VRDN 1.15%
                                   due 07/01/2022 (a)(b) ...................................    4,995,000
                     4,500,000   Illinois Student Assistance Loan Revenue (Series A)
                                   VRDN 1.14% due 09/01/2031 (a) ...........................    4,500,000
                    13,650,000   Illinois Student Assistance Loan Revenue (Series A)
                                   VRDN 1.14% due 09/01/2032 (a) ...........................   13,650,000
                    17,500,000   Illinois Student Assistance Loan Revenue (Series A)
                                   VRDN 1.14% due 09/01/2034 (a) ...........................   17,500,000
                     5,800,000   Lake County, Illinois Community School District --
                                   73 (Hawthorn Putters -- Series 329) VRDN 1.17%
                                   due 12/01/2014 (a) ......................................    5,800,000
                     5,000,000   Macon County, Illinois Revenue Millikin University
                                   VRDN 1.13% due 10/01/2031(a) ............................    5,000,000
                    14,915,000   Metropolitan Pier & Exposition Authority Illinois
                                   Dedicated State Tax Revenue (Putters -- Series 298)
                                   VRDN 1.17% due 06/15/2030 (a)(b) ........................   14,915,000
                     7,500,000   Metropolitan Pier & Exposition Authority Illinois
                                   Dedicated State Tax Revenue (Floaters -- Series
                                   913) VRDN 1.09% due 12/15/2032 (a)(b) ...................    7,500,000
                                 Metropolitan Pier & Exposition Authority Illinois
                                   Dedicated State Tax Revenue VRDN:
                     3,715,000     (ROCS RR II R 270) 1.24% due 12/15/2031 (a)(b) ..........    3,715,000
                     3,110,000     (ROCS RR II R 271) 1.24% due 12/15/2032 (a)(b) ..........    3,110,000

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
-----------------------------------------------------------------------------------------------------------
                                                                                                  Value
                    Face Amount                             Issue                               (Note 1a)
-----------------------------------------------------------------------------------------------------------
Illinois           $  12,100,000   Municipal Securities Trust Certificates -- Chicago,
(continued)                          Illinois O'Hare International Airport (Class A --
                                     Series 93) DDN 1.15% due 10/04/2012 (a) ................   $12,100,000
                      12,160,000   Municipal Securities Trust Certificates -- Chicago,
                                     Illinois (Class A -- Series 2001-121) VRDN 1.12%
                                     due 12/22/2009 (a)(b) ..................................    12,160,000
                      12,495,000   Municipal Securities Trust Certificates -- Chicago,
                                     Illinois (Class A -- Series 2001-124) VRDN 1.13%
                                     due 08/20/2014 (a)(b) ..................................    12,495,000
                       1,970,000   Peoria, Illinois IDR (CDC Realty L.P. Project) VRDN
                                     1.28% due 12/01/2014 (a) ...............................     1,970,000
                      32,942,500   Regional Transportation Authority Illinois (Floaters --
                                     Series D-818) VRDN 1.14% due 07/01/2033 (a)(b)              32,942,500
                       4,965,000   Regional Transportation Authority Illinois (Merlots --
                                     Series A-41) VRDN 1.15% due 06/01/2017 (a)(b) ..........     4,965,000
                       9,970,000   Regional Transportation Authority Illinois (Merlots --
                                     Series A-24) VRDN 1.15% due 07/01/2032 (a)(b) ..........     9,970,000
                       7,660,000   University of Illinois, University Revenue (Merlots --
                                     Series A-38) VRDN 1.15% due 04/01/2034 (a)(b) ..........     7,660,000
-----------------------------------------------------------------------------------------------------------
Indiana -- 3.5%        1,415,000   Allen County, Indiana EDR (Water Furnace
                                     International Inc.) VRDN 1.26%
                                     due 11/01/2014 (a) .....................................     1,415,000
                         805,000   Allen County, Indiana EDR (YMCA of Greater Fort
                                     Wayne Project) VRDN 1.21% due 12/01/2009 (a) ...........       805,000
                       3,475,000   Baugo, Indiana School Building Corporation
                                     (Floaters -- Series 676) VRDN 1.14%
                                     due 01/15/2010 (a)(b) ..................................     3,475,000
                       1,405,000   Bloomington, Indiana EDR (Bloomington Square
                                     Project) VRDN 1.23% due 12/01/2008 (a) .................     1,405,000
                       2,100,000   Crawfordsville, Indiana EDR (Performance Master
                                     LLC Project) VRDN 1.28% due 10/01/2018 (a) .............     2,100,000
                       1,945,000   Dearborn County, Indiana EDR (D&S Machine
                                     Products Inc.) VRDN 1.23% due 04/01/2018 (a) ...........     1,945,000
                       3,295,000   Elkhart County, Indiana EDR (Patriot Homes Inc.
                                     Project) VRDN 1.27% due 08/01/2012 (a) .................     3,295,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
--------------------------------------------------------------------------------------------------------
                                                                                               Value
                   Face Amount                            Issue                              (Note 1a)
--------------------------------------------------------------------------------------------------------
Indiana           $  6,010,000    Greencastle, Indiana IDR (Crown Equipment Corp.
(continued)                         Project) VRDN 1.17% due 02/01/2011 (a) ...............  $  6,010,000
                   213,575,000    Indiana Bond Bank Revenue (Series A) BAN 2.00%
                                    due 01/25/2005 .......................................   214,970,844
                    21,905,000    Indiana Health Facilities Financing Authority Hospital
                                    Revenue (Clarian Health Obligation -- Series B)
                                    VRDN 1.10% due 03/01/2030 (a) ........................    21,905,000
                     6,600,000    Indiana State Development Finance Authority Revenue
                                    Educational Facilities (Cathedral High) DDN
                                    1.15% due 09/01/2026 (a) .............................     6,600,000
                     2,040,000    Indiana State Development Finance Authority EDR
                                    (Indianapolis Urban League Inc.) VRDN 1.16%
                                    due 01/01/2020 (a) ...................................     2,040,000
                    40,250,000    Indiana State Development Finance Authority
                                    Environmental Revenue (PSI Energy Inc. Project --
                                    Series B) VRDN 1.34% due 12/01/2038 (a) ..............    40,250,000
                       560,000    Indiana State Development Finance Authority IDR
                                    (Centurion Industries Inc. Project) VRDN 1.26%
                                    due 10/01/2005 (a) ...................................       560,000
                    10,900,000    Indiana State Development Finance Authority IDR
                                    (Republic Services Inc. Project) DDN 1.15%
                                    due 12/01/2032 (a) ...................................    10,900,000
                                  Indiana State Development Finance Authority Solid
                                    Waste Disposal Revenue Waste Management
                                    Incorporated VRDN:
                    12,500,000      (Series A) 1.15% due 10/01/2025 (a) ..................    12,500,000
                     7,000,000      (Series B) 1.17% due 10/01/2025 (a) ..................     7,000,000
                                  Indiana State Educational Facilities Authority Revenue
                                    (Depauw University Project) DDN:
                     3,700,000      1.10% due 07/01/2018 (a) .............................     3,700,000
                     5,400,000      1.10% due 07/01/2032 (a) .............................     5,400,000
                     9,085,000    Indiana State Office Building Community Facilities
                                    Revenue (Merlot -- Series B-17) VRDN 1.15% due
                                    07/01/2023 (a)(b) ....................................     9,085,000
                     3,940,000    Indianapolis, Indiana EDR (New Bridges Apartments
                                    Project) VRDN 1.17% due 06/01/2035 (a) ...............     3,940,000

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
-----------------------------------------------------------------------------------------------------------
                                                                                                   Value
                    Face Amount                             Issue                                (Note 1a)
-----------------------------------------------------------------------------------------------------------
Indiana            $  24,000,000   Indianapolis, Indiana Gas Utilities Revenue CP 1.00%
(continued)                          due 05/06/2004 .........................................   $24,000,000
                       5,025,000   Indianapolis, Indiana Gas Utility Revenue (Merlot --
                                     Series A-50) VRDN 1.15% due 06/01/2013 (a)(b) ..........     5,025,000
                       2,620,000   Indianapolis, Indiana Local Public Board (Putters --
                                     Series 422) VRDN 1.17% due 08/15/2020 (a)(b) ...........     2,620,000
-----------------------------------------------------------------------------------------------------------
Iowa -- 1.5%          32,400,000   Iowa City, Iowa Revenue (Act Inc.) DDN 1.20%
                                     due 04/01/2032 (a) .....................................    32,400,000
                       4,445,000   Iowa Finance Authority M/F Revenue
                                     (The Gables at Johnston Project) VRDN 1.16%
                                     due 12/01/2037 (a) .....................................     4,445,000
                       6,500,000   Iowa Finance Authority Retirement Community
                                     Revenue (Wesley Retirement Services -- Series B)
                                     VRDN 1.09% due 12/01/2033 (a) ..........................     6,500,000
                      25,000,000   Iowa Finance Authority Retirement Community
                                     Revenue (Deerfield Retirement System -- Series B)
                                     VRDN 1.09% due 12/01/2033 (a) ..........................    25,000,000
                                   Iowa Finance Authority Revenue (Museum of Art
                                     Foundation) DDN:
                       6,550,000     1.15% due 06/01/2033 (a) ...............................     6,550,000
                      14,500,000     1.15% due 10/01/2033 (a) ...............................    14,500,000
                       9,100,000   Iowa Higher Education Loan Authority Revenue
                                     (Buena Vista University Project) VRDN 1.27%
                                     due 12/01/2012 (a) .....................................     9,100,000
                      10,600,000   Iowa Higher Education Loan Authority Revenue
                                     (Private College -- Ambrose) DDN 1.10%
                                     due 04/01/2033 (a) .....................................    10,600,000
                      10,200,000   Iowa Higher Education Loan Authority Revenue
                                     (Private College -- Des Moines) DDN 1.15%
                                     due 10/01/2033 (a) .....................................    10,200,000
                       6,515,000   Iowa Higher Education Loan Authority Revenue
                                     (Loras College Project) DDN 1.10%
                                     due 11/01/2030 (a) .....................................     6,515,000
                       3,900,000   Louisa County, Iowa PCR Refunding (Iowa-Ill G&E
                                     Co.) VRDN 1.15% due 03/01/2017 (a) .....................     3,900,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
--------------------------------------------------------------------------------------------------------
                                                                                                Value
                     Face Amount                           Issue                              (Note 1a)
--------------------------------------------------------------------------------------------------------
Iowa               $  19,500,000   Louisa County, Iowa PCR Refunding (Iowa-Ill G&E
(continued)                          Co. -- Series A) VRDN 1.15% due 09/01/2016 (a).         $19,500,000
                      15,370,000   Municipal Securities Trust Certificates (Iowa Finance
                                     Authority Hospital Facilities Revenue Health System
                                     Class A -- Series 26) VRDN 1.15% due
                                     06/01/2010 (a) ......................................    15,370,000
--------------------------------------------------------------------------------------------------------
Kansas -- 0.3%        10,170,000   Kansas State Development Finance Authority Revenue
                                     (Hays Medical Center -- Series N) DDN 1.15%
                                     due 05/15/2026 (a) ..................................    10,170,000
                       4,340,000   Lawrence, Kansas IDR Board (Prosoco Inc. Project --
                                     Series 98-A) VRDN 1.27% due 12/01/2018 (a) ..........     4,340,000
                       4,200,000   Lenexa, Kansas M/F Housing Revenue (Meadows
                                     Apartments Project -- Series A) VRDN 1.14%
                                     due 04/15/2035 (a) ..................................     4,200,000
                      12,700,000   Olathe, Kansas Health Facilities Revenue (Olathe
                                     Medical Center -- Series A) DDN 1.10%
                                     due 09/01/2032 (a) ..................................    12,700,000
                       2,800,000   Reno County & Labette County, Kansas S/F
                                     Mortgage Revenue (Floaters -- Series 915) VRDN
                                     1.12% due 12/01/2015 (a) ............................     2,800,000
--------------------------------------------------------------------------------------------------------
Kentucky --            1,115,000   Boone County, Kentucky Industrial Building Revenue
1.9%                                 (Diocesan Educational Project) VRDN 1.28%
                                     due 11/01/2018 (a) ..................................     1,115,000
                       2,400,000   Carroll County, Kentucky PCR (Kentucky Utility Co.
                                     Project -- Series A) CP 1.17%
                                     due 05/19/2004 ......................................     2,400,000
                       2,500,000   Carroll County, Kentucky Solid Waste Disposal
                                     Revenue (North American Stainless) VRDN 1.11%
                                     due 05/01/2031 (a) ..................................     2,500,000
                       3,000,000   Crestview Hill, Kentucky Industrial Building Revenue
                                     (Thomas More College Project) VRDN 1.18%
                                     due 11/01/2018 (a) ..................................     3,000,000
                       1,415,000   Dayton, Kentucky Industrial Building Revenue
                                     (Willow Green Project) VRDN 1.28%
                                     due 08/01/2020 (a) ..................................     1,415,000

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
-------------------------------------------------------------------------------------------------------
                                                                                              Value
                   Face Amount                            Issue                             (Note 1a)
-------------------------------------------------------------------------------------------------------
Kentucky          $  4,440,000   Glasgow, Kentucky Industrial Building Revenue
(continued)                        (Felker Brothers Corp. Project) VRDN 1.15%
                                   due 04/01/2020 (a) ....................................  $ 4,440,000
                     2,700,000   Graves County, Kentucky Solid Waste Disposal
                                   Revenue (Waste Mangement Kentucky LLC Project)
                                   VRDN 1.19% due 03/01/2021 (a) .........................    2,700,000
                    18,210,000   Hopkins County, Kentucky Hospital Revenue
                                   (Floaters -- Series 730) VRDN 1.15%
                                   due 11/15/2011 (a)(b) .................................   18,210,000
                     3,160,000   Jefferson County, Kentucky Industrial Building
                                   Revenue (Hamilton Printing Project) VRDN 1.23%
                                   due 12/01/2011 (a) ....................................    3,160,000
                     1,000,000   Jefferson County, Kentucky Industrial Building
                                   Revenue (Thomas Development Project) VRDN
                                   1.15% due 05/05/2004 (a) ..............................    1,000,000
                     9,000,000   Jefferson County, Kentucky Environmental Facilities
                                   Revenue (Louisville Gas & Electric Co. -- Series A)
                                   VRDN 1.10% due 05/03/2004 (a) .........................    9,000,000
                    11,000,000   Jefferson County, Kentucky PCR (Louisville Gas &
                                   Electric Co.) CP 1.12% due 05/06/2004 .................   11,000,000
                     1,000,000   Jefferson County, Kentucky PCR (Louisville Gas &
                                   Electric Co -- Series 93-A) CP 1.26%
                                   due 05/05/2004 ........................................    1,000,000
                    45,200,000   Kenton County, Kentucky Airport Board of Special
                                   Facilities Revenue (Airis Cincinnati LLC -- Series
                                   A) VRDN 1.12% due 07/01/2032 (a) ......................   45,200,000
                     5,740,000   Kenton County, Kentucky Enducational Revenue
                                   (St. Pius X School District Project) VRDN 1.18%
                                   due 06/01/2023 (a) ....................................    5,740,000
                    20,000,000   Kentucky State Turnpike Authority Resource Recovery
                                   Revenue Floater Certificates (Series 488) VRDN
                                   1.14% due 07/01/2007 (a)(b) ...........................   20,000,000
                     7,400,000   Mercer County, Kentucky PCR (Kentucky Utility Co.
                                   Project -- Series A) CP 1.17% due 05/19/2004 ..........    7,400,000

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
----------------------------------------------------------------------------------------------------
                                                                                            Value
                   Face Amount                           Issue                            (Note 1a)
----------------------------------------------------------------------------------------------------
Kentucky          $  2,000,000   Midway, Kentucky Educational Building Revenue
(continued)                        (Midway College Project) VRDN 1.11%
                                   due 10/01/2022 (a) .................................  $ 2,000,000
                     5,000,000   Minor Lane Heights, Kentucky Solid Waste Disposal
                                   Revenue (Waste Management Kentucky LLC
                                   Project) VRDN 1.19% due 03/01/2021 (a) .............    5,000,000
                     7,200,000   Muhlenbery County, Kentucky PCR (Kentucky Utility
                                   Co. Project -- Series A) CP 1.17% due 05/19/2004.       7,200,000
                     1,450,000   Ohio County, Kentucky Solid Waste Disposal Revenue
                                   (Waste Management Kentucky LLC Project) VRDN
                                   1.19% due 03/01/2021 (a) ...........................    1,450,000
                     2,745,000   Shelby County, Kentucky IDR (Truss Co. Inc.
                                   Kingbrook Commerce Park LLC Project) VRDN
                                   1.21% due 06/01/2018 (a) ...........................    2,745,000
                                 Timble County, Kentucky PCR (Louisville Gas &
                                   Electric Co. Project -- Series A) CP:
                    17,500,000     1.08% due 05/03/2004 ...............................   17,500,000
                    20,000,000     1.10% due 05/03/2004 ...............................   20,000,000
                     4,600,000     1.15% due 05/05/2004 ...............................    4,600,000
                     4,495,000   Wickliffe, Kentucky PCR & Solid Waste Disposal
                                   Revenue (Westvaco Corp. Project) VRDN 1.09%
                                   due 01/01/2009 (a) .................................    4,495,000
--------------------------------------------------------------------------------------------------------
Louisiana --         4,500,000   Calcasieu Parish Inc. of Louisiana IDB Environmental
1.6%                               Revenue (Hydroserve Westlake) VRDN 1.13%
                                   due 06/01/2025 (a) .................................    4,500,000
                    36,000,000   East Baton Rouge Mortgage Financing Authority
                                   (Series A-R-4) FXRDN 1.13% due 05/03/2004 ..........   36,000,000
                    20,013,433   Jefferson Parish, Louisiana Home Mortgage Authority
                                   S/F Mortgage Revenue (Series B) FXRDN 1.09%
                                   due 09/24/2004 .....................................   20,013,433
                                 Louisiana Housing Finance Agency Mortgage Revenue
                                   S/F FXRDN:
                     5,735,242     1.13% due 05/28/2004 ...............................    5,735,242
                    10,187,136     1.12% due 04/29/2005 ...............................   10,187,136
                    31,926,816     1.13% due 05/28/2004 ...............................   31,926,816

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
-------------------------------------------------------------------------------------------------------
                                                                                              Value
                    Face Amount                           Issue                             (Note 1a)
-------------------------------------------------------------------------------------------------------
Louisiana          $  10,000,000   Louisiana Public Facilities Authority Lease Revenue
(continued)                          VRDN 1.14% due 06/01/2008 (a) ......................   $10,000,000
                       9,975,000   Louisiana Public Facilities Authority Revenue
                                     (Equipment & Capital Facilities Loan Project --
                                     Series A) VRDN 1.19% due 07/01/2023 (a) ............     9,975,000
                      16,000,000   Louisiana State Offshore Term Authority Deepwater
                                     Port Revenue (1st Stage A-Loop Inc.) DDN 1.09%
                                     due 09/01/2008 (a) .................................    16,000,000
                      11,435,000   Louisiana State University & Agricultural &
                                     Mechanical College Board VRDN 1.19%
                                     due 07/01/2032 (a) .................................    11,435,000
                       5,875,000   New Orleans, Louisiana IDB M/F Housing Revenue
                                     (LGD Rental Inc. Project) VRDN 1.16%
                                     due 09/01/2038 (a) .................................     5,875,000
                      13,750,000   New Orleans, Louisiana IDB M/F Housing Revenue
                                     FXRDN 1.09% due 12/01/2004 .........................    13,750,000
-------------------------------------------------------------------------------------------------------
Maine -- 0.3%          1,960,000   Eastport, Maine IDR (Passamaquoddy Tribe) VRDN
                                     1.18% due 11/01/2006 (a) ...........................     1,960,000
                       1,450,000   Gray, Maine Revenue (Advance Realty Project)
                                     VRDN 1.10% due 10/01/2011 (a) ......................     1,450,000
                      24,745,000   Maine Finance Authority Revenue (Jackson Lab Issue
                                     2002) VRDN 1.17% due 07/01/2031 (a) ................    24,745,000
                         600,000   Millinocket, Maine Revenue (Gardner Chipmills
                                     Project) VRDN 1.27% due 03/01/2005 (a) .............       600,000
                       4,015,000   Portland, Maine Revenue Obligation (Grass Properties
                                     & Applicators) VRDN 1.15% due 10/01/2020 (a) .......     4,015,000
                       4,305,000   Trenton, Maine Revenue (The Talaria Co. Project)
                                     VRDN 1.27% due 10/15/2015 (a) ......................     4,305,000
-------------------------------------------------------------------------------------------------------
Maryland --            5,250,000   Anne Arundel County, Maryland PCR (Baltimore Gas
0.2%                                 & Electric) FXRDN 1.23% due 07/01/2004 .............     5,250,000
                      10,000,000   Montgomery County, Maryland EDR (Riderwood
                                     Village Inc. Project) VRDN 1.10%
                                     due 03/01/2034 (a) .................................    10,000,000

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
-------------------------------------------------------------------------------------------------------
                                                                                               Value
                   Face Amount                            Issue                              (Note 1a)
-------------------------------------------------------------------------------------------------------
Maryland          $  5,000,000   Maryland State Health & Higher Educational
(continued)                        Facilities Authority Revenue (Floater -- Series 825)
                                   VRDN 1.05% due 08/15/2038 (a)(b) ......................  $ 5,000,000
-------------------------------------------------------------------------------------------------------
Massachusetts --     9,000,000   Blackstone Valley, Massachusetts Vocational Regional
4.3%                               School District BAN 1.75% due 07/15/2004 ..............    9,013,721
                     8,518,000   Clipper Tax-Exempt Trust -- Massachusetts Turnpike
                                   Authority (Series 2000-2) FXRDN 1.05%
                                   due 08/12/2004 (b) ....................................    8,518,000
                     9,140,000   Clipper Tax-Exempt Trust Housing Finance Authority
                                   (Series 2000-5) VRDN 1.17% due 12/30/2004 (a)(b) ......    9,140,000
                    15,000,000   Dover & Sherborn, Massachusetts Regional School
                                   District BAN 1.75% due 11/12/2004 .....................   15,052,312
                     8,439,347   Hull, Massachusetts BAN 1.75% due 07/15/2004 ............    8,452,179
                     9,900,000   Lynn, Massachusetts BAN 2.00% due 10/15/2004 ............    9,940,655
                     5,480,000   Massachusetts State Central Artery (Series A) DDN
                                   1.10% due 12/01/2030 (a) ..............................    5,480,000
                     7,000,000   Massachusetts State Development Finance Agency
                                   Revenue CP 0.95% due 08/20/2004 .......................    7,000,000
                     7,500,000   Massachusetts State Development Finance Agency
                                   Solid Waste Disposal Revenue (Waste Manangement
                                   Inc. Project) DDN 1.14% due 05/01/2027 (a) ............    7,500,000
                     5,000,000   Massachusetts State Development Finance Agency
                                   Solid Waste Disposal Revenue (Wheelabrator
                                   Millbury Project) DDN 1.14% due 05/01/2027 (a) ........    5,000,000
                    31,000,000   Massachusetts State Development Finance Agency
                                   Revenue (Draper Laboratory Issue) VRDN 1.08%
                                   due 06/01/2030 (a) ....................................   31,000,000
                     9,850,000   Massachusetts State Development Finance Agency
                                   Revenue (Cordis Mills LLC) VRDN 1.14%
                                   due 12/01/2032 (a) ....................................    9,850,000
                    10,820,000   Massachusetts State Development Finance Agency
                                   Revenue (Gordon College) VRDN 1.12%
                                   due 09/01/2032 (a) ....................................   10,820,000

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
----------------------------------------------------------------------------------------------------------
                                                                                                 Value
                    Face Amount                            Issue                               (Note 1a)
----------------------------------------------------------------------------------------------------------
Massachusetts      $  25,000,000   Massachusetts State Development Finance Agency
(continued)                          Revenue (Suffolk University Asset Guaranty) VRDN
                                     1.22% due 07/01/2032 (a) ..............................   $25,000,000
                       2,500,000   Massachusetts State Development Finance Agency
                                     Revenue (Walnut Hill School District) VRDN
                                     1.09% due 07/01/2032 (a) ..............................     2,500,000
                       5,000,000   Massachusetts State Development Finance Agency
                                     Revenue (Lesley University) VRDN 1.17%
                                     due 07/01/2033 (a) ....................................     5,000,000
                      30,000,000   Massachusetts State Development Finance Agency
                                     Revenue (Wentworth Institute of Technology)
                                     VRDN 1.20% due 10/01/2033 (a) .........................    30,000,000
                      12,700,000   Massachusetts State Health & Educational Facilities
                                     Authority Revenue (Endicott College -- Series C)
                                     VRDN 1.08% due 10/01/2031 (a) .........................    12,700,000
                       6,100,000   Massachusetts State Health & Educational Facilities
                                     Authority Revenue (The Boston Home Inc. -- Series
                                     B) VRDN 1.12% due 06/01/2032 (a) ......................     6,100,000
                      10,500,000   Massachusetts State Industrial Finance Agency
                                     Revenue PCR (New England Power Co. Project --
                                     Series A) CP 1.00% due 05/12/2004 .....................    10,500,000
                      28,865,500   Massachusetts State Floater Certificates (Series 716-D)
                                     VRDN 1.09% due 08/01/2018 (a)(b) ......................    28,865,500
                      14,860,000   Massachusetts State (Merlots -- Series A-51) VRDN
                                     1.12% due 08/01/2020 (a)(b) ...........................    14,860,000
                      57,983,000   Massachusetts State Water Resource Authority
                                     (Floaters -- Series 742-D) VRDN 1.14%
                                     due 08/01/2019 (a) ....................................    57,983,000
                       5,000,000   Mattapoisett, Massachusetts BAN 1.40%
                                     due 09/02/2004 ........................................     5,005,856
                      16,400,000   Municipal Securities Trust Certificates --
                                     Massachusetts State Port Authority SPL Facility
                                     VRDN 1.15% due 04/28/2016 (a)(b) ......................    16,400,000
                      11,000,000   Nashoba, Massachusetts Regional School District
                                     BAN 2.00% due 12/03/2004 ..............................    11,048,041

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
------------------------------------------------------------------------------------------------------
                                                                                             Value
                  Face Amount                            Issue                             (Note 1a)
------------------------------------------------------------------------------------------------------
Massachusetts     $  6,500,000   New Bedford, Massachusetts RAN 1.75%
(continued)                        due 06/30/2004 .......................................  $ 6,507,034
                     4,441,703   North Adams, Massachusetts BAN 2.00%
                                   due 02/25/2005 .......................................    4,472,369
                    11,000,000   Norwell, Massachusetts BAN 2.00% due 02/17/2005 ......     11,076,285
                    10,000,000   Old Rochester, Massachusetts Regional School District
                                   BAN 1.75% due 10/15/2004 .............................   10,031,657
                    10,000,000   Pembroke, Massachusetts BAN 2.00%
                                   due 08/05/2004 .......................................   10,025,424
                     5,000,000   Quincy, Massachusetts BAN 2.00% due 11/12/2004 .........    5,022,902
                     5,264,900   Shirley, Massachusetts BAN 2.00% due 04/08/2005 ...... ..   5,311,251
                    27,411,000   Springfield, Massachusetts BAN 3.00%
                                   due 06/18/2004 .......................................   27,476,714
                    13,500,000   Springfield, Massachusetts RAN 2.25%
                                   due 06/30/2004 .......................................   13,520,912
                    12,997,000   Springfield, Massachusetts BAN 2.50%
                                   due 07/08/2004 .......................................   13,028,005
--------------------------------------------------------------------------------------------------------
Michigan --          7,090,000   Chelsea, Michigan Economic Development Corp.
3.0%                               Revenue (Silver Maples of Chelsea) VRDN 1.15%
                                   due 05/15/2028 (a) ...................................    7,090,000
                     9,035,000   Dearborn, Michigan Economic Development Corp.
                                   Revenue (Henry Ford Village Inc. Project) VRDN
                                   1.15% due 10/01/2023 (a) .............................    9,035,000
                    38,735,000   Detroit, Michigan City School District (Merlots --
                                   Series A-113) VRDN 1.15% due 05/01/2029 (a)(b) .......   38,735,000
                     7,455,000   Detroit, Michigan Sewer Disposal Revenue VRDN
                                   1.15% due 07/01/2028 (a) .............................    7,455,000
                     2,260,000   Detroit, Michigan Sewer Disposal Revenue (Merlot --
                                   Series B-41) VRDN 1.15% due 07/01/2026 (a)(b) ........    2,260,000
                    25,740,000   Eastern Michigan University Revenue DDN 1.10%
                                   due 06/01/2027 (a) ...................................   25,740,000
                    11,000,000   Michigan Municipal (Series B-1) BAN 2.00%
                                   due 08/20/2004 .......................................   11,032,360
                    31,000,000   Michigan Municipal (Series B-2) BAN 2.00%
                                   due 08/23/2004 .......................................   31,092,708

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
----------------------------------------------------------------------------------------------------
                                                                                            Value
                    Face Amount                         Issue                             (Note 1a)
----------------------------------------------------------------------------------------------------
Michigan           $  15,850,000   Michigan State Higher Educational Facilities
(continued)                          Authority Revenue (Ave Maria School of Law
                                     Project) VRDN 1.15% due 08/01/2026 (a) ..........   $15,850,000
                       2,855,000   Michigan State Higher Educational Facilities
                                     Authority Revenue (Davenport University Project)
                                     VRDN 1.11% due 08/01/2027 (a) ...................     2,855,000
                      12,995,000   Michigan State Hospital Finance Authority Revenue
                                     (Merlots -- Series K) VRDN 1.15%
                                     due 11/15/2023 (a) ..............................    12,995,000
                       3,705,000   Michigan State Hospital Finance Authority Revenue
                                     (Chelsea Community Hospital) VRDN 1.13%
                                     due 05/15/2031 (a) ..............................     3,705,000
                      15,000,000   Michigan State Hospital Finance Authority Revenue
                                     (Crittenton -- Series A) VRDN 1.12%
                                     due 03/01/2030 (a) ..............................    15,000,000
                       4,230,000   Michigan State Strategic Fund Limited Obligation
                                     Revenue (Weller Truck Parts Project) VRDN 1.25%
                                     due 10/01/2029 (a) ..............................     4,230,000
                       3,900,000   Michigan State Strategic Fund Limited Obligation
                                     Revenue (AVL North America Inc. Project) VRDN
                                     1.30% due 04/01/2011 (a) ........................     3,900,000
                       6,900,000   Michigan State Strategic Fund Limited Obligation
                                     Revenue (Sur-Flo Plastics Inc. Project) VRDN
                                     1.25% due 08/01/2025 (a) ........................     6,900,000
                       2,800,000   Michigan State Strategic Fund Limited Obligation
                                     Revenue (WE Upjohn Institute Project) VRDN
                                     1.11% due 06/01/2012 (a) ........................     2,800,000
                      19,200,000   Michigan State Strategic Fund Limited Obligation
                                     Revenue (Detroit Symphony -- Series A) DDN
                                     1.10% due 06/01/2031 (a) ........................    19,200,000
                                   Michigan State Building Authority Revenue
                                     (Series 3) CP:
                      53,600,000     0.98% due 06/10/2004 ............................    53,600,000
                      19,415,000     1.07% due 06/10/2004 ............................    19,415,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
--------------------------------------------------------------------------------------------------------
                                                                                                Value
                   Face Amount                             Issue                              (Note 1a)
--------------------------------------------------------------------------------------------------------
Michigan          $  7,600,000   Municipal Securities Trust Certificates (Class A --
(continued)                        Series 2001-166 Detroit Michigan Sewer Disposal
                                   Revenue) VRDN 1.13% due 12/15/2021 (a)(b) ..............  $ 7,600,000
                    16,650,000   Northern Michigan University Revenue DDN 1.10%
                                   due 06/01/2031 (a) .....................................   16,650,000
                     4,520,000   Oakland County, Michigan Economic Development
                                   Corp. Limited Obligation Revenue (Su Dan Co.
                                   Project) VRDN 1.25% due 07/01/2024 (a) .................    4,520,000
                     9,555,000   Oakland County, Michigan Economic Development
                                   Corp. Limited Obligation Revenue (Pontiac Vision
                                   Schools Project) VRDN 1.15% due 08/01/2020 (a) .........    9,555,000
--------------------------------------------------------------------------------------------------------
Minnesota --        11,000,000   Dakota County, Minnesota Community Development
1.2%                               Agency M/F Housing Revenue (Regatta Commons
                                   Project -- Series A) DDN 1.20% due 01/01/2038 (a) ......   11,000,000
                    10,000,000   Dakota County, Minnesota Community Development
                                   Agency M/F Housing Revenue (Brentwood Hills
                                   Apartments Project -- Series A) DDN 1.20%
                                   due 09/01/2038 (a) .....................................   10,000,000
                    10,000,000   Dakota County, Minnesota Community Development
                                   Agency S/F Housing FXRDN 1.05% due
                                   08/01/2004 .............................................   10,000,000
                    18,140,000   Duluth, Minnesota EDA Health Care Facilities
                                   Revenue (Floaters -- Series 895) VRDN 1.15%
                                   due 02/15/2020 (a)(b) ..................................   18,140,000
                     2,800,000   Hennepin County, Minnesota Housing and
                                   Redevelopment Authority M/F Revenue
                                   (Stone Arch Apartments Project) VRDN 1.14%
                                   due 04/15/2035 (a) .....................................    2,800,000
                    14,000,000   Minnesota Rural Water Finance Authority (Public
                                   Project -- Series B) BAN 2.00% due 10/15/2004 ..........   14,057,012
                                 Rochester, Minnesota Health Care Facilities Revenue
                                   (Mayo Foundation) CP:
                    24,800,000     (Series A) 0.98% due 05/05/2004 ........................   24,800,000
                    15,000,000     (Series A) 0.96% due 05/11/2004 ........................   15,000,000
                    10,950,000     (Series B) 0.96% due 05/11/2004 ........................   10,950,000

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
-----------------------------------------------------------------------------------------------------------
                                                                                                  Value
                    Face Amount                             Issue                               (Note 1a)
-----------------------------------------------------------------------------------------------------------
Minnesota          $  18,510,000   University of Minnesota (Series A) VRDN 1.12% due
(continued)                          01/01/2034 (a) .........................................   $18,510,000
-----------------------------------------------------------------------------------------------------------
Mississippi --        10,000,000   Mississippi Business Finance Corp. Solid Waste
0.8%                                 Disposal Revenue (Mississippi Power Co. Project)
                                     DDN 1.20% due 05/01/2028 (a) ...........................    10,000,000
                      12,500,000   Mississippi Home Corp. Lease Purchase Revenue
                                     VRDN 1.19% due 10/01/2007 (a) ..........................    12,500,000
                      32,992,000   Mississippi Home Corp. S/F Revenue (Floaters --
                                     Series 714) VRDN 1.22% due 10/03/2005 (a)(b) ...........    32,992,000
                      37,388,000   Mississippi State Hospital Equipment & Facilities
                                     Authority Revenue (North Mississippi Health
                                     Services -- Series 1) CP 1.00% due 07/13/2004 ..........    37,388,000
-----------------------------------------------------------------------------------------------------------
Missouri --            5,000,000   Berkeley, Missouri IDA Revenue (Wetterau Project)
2.4%                                 VRDN 1.10% due 07/01/2008 (a) ..........................     5,000,000
                       3,600,000   Cabool, Missouri IDA IDR (Ameriduct Worldwide
                                     Inc. Project) VRDN 1.33% due 05/01/2010 (a) ............     3,600,000
                      12,325,000   Kansas City, Missouri IDA Revenue (Ewing Marion
                                     Kauffman) DDN 1.10% due 04/01/2027 (a) .................    12,325,000
                                   Lees Summit, Missouri M/F Housing Revenue
                                     (Affordable Housing Acquisition) VRDN:
                      14,455,000     (Series A) 1.44% due 07/01/2046 (a) ....................    14,455,000
                      14,400,000     (Series B) 1.44% due 07/01/2046 (a) ....................    14,400,000
                      12,600,000   Missouri State Development Finance Board Lease
                                     Revenue (Missouri Associate Municipal Utilities
                                     Lease) DDN 1.15% due 06/01/2033 (a) ....................    12,600,000
                      26,550,000   Missouri State Health & Higher Educational Facilities
                                     Authority Revenue (Bethesda Health Group --
                                     Series A) DDN 1.15% due 08/01/2031 (a) .................    26,550,000
                                   Missouri State Health & Higher Educational Facilities
                                     Authority Revenue (Pooled Hospital Loan Program)
                                     VRDN:
                       9,800,000     (Series B) 1.22% due 08/01/2029 (a) ....................     9,800,000
                       4,065,000     (Series C) 1.22% due 08/01/2029 (a) ....................     4,065,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
--------------------------------------------------------------------------------------------------------
                                                                                               Value
                    Face Amount                           Issue                               (Note 1a)
--------------------------------------------------------------------------------------------------------
Missouri           $  25,900,000   Missouri State Health & Higher Educational Facilities
(continued)                          Authority Revenue (Christian Brothers -- Series A)
                                     DDN 1.15% due 10/01/2032 (a) ........................   $25,900,000
                      19,265,000   Missouri State Health & Higher Educational Facilities
                                     Authority Revenue (Louis University -- Series A)
                                     DDN 1.15% due 10/01/2016 (a) ........................    19,265,000
                       6,000,000   Missouri State Health & Educational Facilities
                                     Authority (School District Advance Funding
                                     Program) FXRDN 1.15% due 10/29/2004 .................     6,000,000
                       9,000,000   Missouri State Health & Educational Facilities
                                     Authority (School District Advance Funding
                                     Program -- Series J) FXRDN 1.15%
                                     due 10/29/2004 ......................................     9,000,000
                       7,000,000   Missouri State Health & Educational Facilities
                                     Authority (School District Advance Funding
                                     Program -- Saint Louis City School -- Series O)
                                     FXRDN 1.18% due 10/29/2004 ..........................     7,000,000
                      10,895,000   Missouri State Health & Educational Facilities
                                     Authority Revenue (Saint Louis University --
                                     Series B) DDN 1.15% due 10/01/2024 (a) ..............    10,895,000
                       7,785,000   Missouri State Health & Educational Facilities
                                     Authority Revenue (Ranken Tech College) DDN
                                     1.15% due 11/15/2017 (a) ............................     7,785,000
                      18,280,000   Missouri State Health & Educational Facilities
                                     Authority Revenue (Rockhurst University) DDN
                                     1.10% due 11/01/2032 (a) ............................    18,280,000
                       5,400,000   Missouri State Health & Educational Facilities
                                     Authority Revenue (De Smet Jesuit High School)
                                     DDN 1.15% due 11/01/2027 (a) ........................     5,400,000
                      32,100,000   Missouri Higher Educational Loan Authority
                                     (Student Loan Revenue -- Series B) VRDN 1.13%
                                     due 06/01/2020 (a) ..................................    32,100,000
                       4,300,000   Saint Charles County, Missouri IDA M/F Revenue
                                     (Peine Lakes Apartments Project) VRDN 1.16%
                                     due 02/01/2039 (a) ..................................     4,300,000

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
-----------------------------------------------------------------------------------------------------------
                                                                                                 Value
                    Face Amount                            Issue                               (Note 1a)
-----------------------------------------------------------------------------------------------------------
Missouri                           Saint Louis County, Missouri IDA M/F Housing
(continued)                          Revenue (Metro Lofts Apartments) VRDN:
                   $  13,250,000     (Series A) 1.13% due 03/15/2036 (a) ..................    $13,250,000
                       4,050,000     (Series C) 1.13% due 09/15/2036 (a) ...................     4,050,000
                       1,235,000   Sikeston, Missouri IDA Revenue (Heritage American
                                     Homes LP/North Ridge Homes Inc. Project) VRDN
                                     1.27% due 07/01/2009 (a) ..............................     1,235,000
-----------------------------------------------------------------------------------------------------------
Montana --            11,150,000   Helena, Montana Higher Educational Revenue
0.2%                                 (Carroll College Campus Housing) DDN 1.15%
                                     due 10/01/2032 (a) ....................................    11,150,000
                       9,250,000   Montana State Board Investment Municipal Finance
                                     FXRDN 1.20% due 03/01/2005 ............................     9,250,000
-----------------------------------------------------------------------------------------------------------
Nebraska --           40,000,000   American Public Energy Agency Nebraska Gas Supply
0.9%                                 Revenue (National Public Gas Agency Project --
                                     Series A) VRDN 1.12% due 02/01/2014 (a) ...............    40,000,000
                      23,000,000   Lincoln, Nebraska Electric System Revenue CP 0.95%
                                     due 05/06/2004 ........................................    23,000,000
                      19,000,000   Nebraska Public Power District Revenue CP 1.07%
                                     due 08/09/2004 ........................................    19,000,000
                       3,235,000   Nebraska Public Power District Eagle 2004-0014
                                     VRDN 1.15% due 01/01/2035 .............................     3,235,000
                      18,600,000   Omaha Public Power District Nebraska Electric
                                     Revenue CP 0.98% due 05/03/2004 .......................    18,600,000
-----------------------------------------------------------------------------------------------------------
Nevada -- 1.0%        19,400,000   Clark County, Nevada IDR (Nevada Cogeneration I
                                     Project) DDN 1.20% due 11/01/2020 (a) .................    19,400,000
                       5,980,000   Clark County, Nevada (ROCS RR -- Series II-R
                                     1035) VRDN 1.15% due 06/01/2021 (a)(b) ................     5,980,000
                       3,995,000   Clark County, Nevada (ROCS RR -- Series II-R
                                     4012) VRDN 1.19% due 07/01/2023 (a)(b) ................     3,995,000
                       5,900,000   Clark County, Nevada School District (Merlots --
                                     Series B02) VRDN 1.15% due 06/15/2019 (a)(b) ..........     5,900,000
                       3,470,000   Clark County, Nevada School District (Putters --
                                     Series 398) VRDN 1.13% due 12/15/2011 (a)(b) ..........     3,470,000

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
-----------------------------------------------------------------------------------------------------------
                                                                                                  Value
                    Face Amount                             Issue                               (Note 1a)
-----------------------------------------------------------------------------------------------------------
Nevada             $  11,290,000   Eagle Tax-Exempt Trust -- Clark County, Nevada
(continued)                          School District (Series 962804) VRDN 1.15%
                                     due 06/15/2015 (a)(b) ..................................   $11,290,000
                       6,000,000   Henderson, Nevada Public Housing Revenue (Pueblo
                                     II -- Series B) VRDN 1.19% due 08/01/2026 (a) ..........     6,000,000
                       9,990,000   Las Vegas Valley, Nevada Water District (Merlots --
                                     B-10) VRDN 1.15% due 06/01/2024 (a)(b) .................     9,990,000
                      29,000,000   Las Vegas Valley, Nevada Water District CP 1.07%
                                     due 05/12/2004 .........................................    29,000,000
                      16,855,000   Truckee Meadows, Nevada Water Authority Revenue
                                     (Municipal Security Trust Receipts -- Series SGA
                                     137) VRDN 1.13% due 07/01/2030 (a)(b) ..................    16,855,000
-----------------------------------------------------------------------------------------------------------
New                    8,860,000   New Hampshire Health & Educational Facilities
Hampshire --                         Authority Revenue (Riverwoods at Exeter) VRDN
1.5%                                 1.13% due 03/01/2034 (a) ...............................     8,860,000
                      11,000,000   New Hampshire Health & Educational Facilities
                                     Authority Revenue (Floaters -- Series 866) VRDN
                                     1.15% due 08/15/2021 (a)(b) ............................    11,000,000
                      12,125,000   New Hampshire Higher Educational & Health
                                     Facilities Authority Revenue (VHA New England
                                     Inc. -- Series G) VRDN 1.12% due 12/01/2025 (a)             12,125,000
                       5,475,000   New Hampshire Higher Educational & Health
                                     Facilities Authority Revenue (Floater -- Series 772)
                                     VRDN 1.15% due 01/10/2017 (a)(b) .......................     5,475,000
                       9,890,000   New Hampshire Higher Educational & Health
                                     Facilities Authority Revenue (Wentworth Douglass
                                     Hospital Radianassurance) DDN 1.20%
                                     due 01/01/2031 (a) .....................................     9,890,000
                                   New Hampshire State Business Finance Authority
                                     PCR (Nepco) CP:
                      21,000,000     1.03% due 05/04/2004 ...................................    21,000,000
                      35,850,000     1.03% due 05/19/2004 ...................................    35,850,000
                      25,000,000     1.15% due 07/07/2004 ...................................    25,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
--------------------------------------------------------------------------------------------------------
                                                                                               Value
                    Face Amount                           Issue                              (Note 1a)
--------------------------------------------------------------------------------------------------------
New Hampshire      $  20,000,000   New Hampshire State Business Finance Authority
(continued)                          Solid Waste Disposal Revenue (Waste Management
                                     Inc. Project) DDN 1.14% due 05/01/2027 (a) ..........   $20,000,000
                       3,600,000   New Hampshire State Business Finance Authority
                                     Industrial Facilities Revenue (Wiggins Airways Inc.)
                                     VRDN 1.15% due 12/01/2033 (a) .......................     3,600,000
                       2,125,000   New Hampshire State Business Finance Authority
                                     Industrial Facilities Revenue (Nim-Cor Inc.) VRDN
                                     1.15% due 11/01/2009 (a) ............................     2,125,000
                       2,400,000   New Hampshire State Business Finance Authority
                                     Industrial Facilities Revenue (JMT Properties LLC)
                                     VRDN 1.35% due 07/01/2018 (a) .......................     2,400,000
                       2,850,000   New Hampshire State Business Finance Authority
                                     Revenue (Montgomery Wire Corp.) VRDN 1.15%
                                     due 02/01/2014 (a) ..................................     2,850,000
--------------------------------------------------------------------------------------------------------
New Mexico --          9,479,283   New Mexico Mortgage Finance Authority S/F
0.5%                                 FXRDN 1.09% due 03/01/2005 ..........................     9,479,283
                      50,000,000   New Mexico Floating Rate (Trust Receipts -- Series
                                     03) VRDN 1.14% due 06/30/2004 (a)(b) ................    50,000,000
--------------------------------------------------------------------------------------------------------
New York --           15,000,000   Binghamton, New York BAN 2.00% due 09/24/2004..........    15,053,852
3.7%                  10,894,000   Clymer, New York Central School District (Formerly
                                     Clymer Harmony & French Central School District)
                                     BAN 1.40% due 06/25/2004 ............................    10,898,990
                       5,500,000   Connetquot, New York Central School District BAN
                                     2.00% due 01/27/2005 ................................     5,534,614
                      15,000,000   Edgemont, New York Unified Free School District
                                     (Greenburgh) BAN 1.50% due 08/20/2004 ...............    15,020,254
                       7,958,000   Fort Ann, New York Central School District BAN
                                     1.50% due 06/30/2004 ................................     7,963,808
                       4,127,000   Fort Ann, New York Central School District BAN
                                     1.50% due 08/06/2004 ................................     4,131,870
                       8,000,000   Herricks, New York School District BAN 2.00%
                                     due 12/02/2004 ......................................     8,038,536
                      10,000,000   Hilton, New York Central School District BAN
                                     1.50% due 09/02/2004 ................................    10,015,076

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
-----------------------------------------------------------------------------------------------------
                                                                                             Value
                  Face Amount                            Issue                             (Note 1a)
-----------------------------------------------------------------------------------------------------
New York          $  5,000,000   Honeoye Fall Lima, New York Central School District
(continued)                        BAN 2.00% due 09/23/2004 ............................  $ 5,017,619
                     3,010,261   Horseheads, New York Central School District BAN
                                   1.75% due 06/22/2004 ................................    3,013,015
                    12,000,000   Kenmore-Tonawanda, New York Unified Free School
                                   District BAN 2.00% due 10/01/2004 ...................   12,045,623
                     9,285,000   Long Island Power Authority, New York Electric
                                   System Revenue (Floaters -- Series 822) VRDN
                                   1.14% due 09/01/2029 (a)(b) .........................    9,285,000
                     6,000,000   Longwood Central School District (Suffolk County,
                                   New York) TAN 1.75% due 06/30/2004 ..................    6,006,970
                    61,030,000   Metropolitan Transportation Authority, New York
                                   Revenue (Floaters -- Series 823-D) VRDN 1.12%
                                   due 11/15/2023 (a)(b) ...............................   61,030,000
                    35,000,000   New York, New York (ROCS RR II 251) VRDN
                                   1.16% due 12/15/2019 (a)(b) .........................   35,000,000
                    17,000,000   New York, New York City Municipal Water Finance
                                   Authority (Water & Sewer System Revenue --
                                   Series 6) CP 1.06% due 07/15/2004 ...................   17,000,000
                    33,000,000   New York, New York City Municipal Water Finance
                                   Authority (Series 7) CP 1.08% due 07/15/04 ..........   33,000,000
                    14,660,000   Otego-Unadilla, New York Central School District
                                   (Formerly Otego Oneonta) BAN 1.75%
                                   due 06/30/2004 ......................................   14,676,677
                    16,900,000   Patchogue-Medford, New York Unified Free School
                                   District TAN 1.50% due 06/24/2004 ...................   16,912,327
                     5,000,000   Phelps-Clifton Spring, New York Central School
                                   District BAN 2.00% due 06/18/2004 ...................    5,005,586
                     5,734,381   Ravena Coeymans Selkirk, New York Central School
                                   District BAN 2.00% due 06/18/2004 ...................    5,741,309
                    17,000,000   Rochester, New York (Series III) RAN 2.00%
                                   due 06/30/2004 ......................................   17,025,155
                    20,000,000   Solvay, New York Unified Free School District BAN
                                   1.40% due 07/20/2004 ................................   20,017,304
                    55,000,000   Suffolk County, New York (Series I) TAN 2.00%
                                   due 08/12/2004 ......................................   55,150,380

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
---------------------------------------------------------------------------------------------------------
                                                                                              Value
                     Face Amount                             Issue                           (Note 1a)
---------------------------------------------------------------------------------------------------------
New York            $  8,500,000   Wantagh, New York Unified Free School District BAN
(continued)                           1.75% due 09/10/2004 ..............................   $ 8,518,179
                       7,500,000   Weedsport, New York Central School District BAN
                                     1.75% due 07/30/2004 ...............................     7,512,797
                       4,000,000   West Islip, New York Unified Free School District
                                     TAN 1.50% due 06/30/2004 ...........................     4,003,252
---------------------------------------------------------------------------------------------------------
North                 14,000,000   Municipal Securities Trust Certificates (Class A --
Carolina --                          Series 2001-125) DDN 1.12% 07/23/2015 (a) ..........    14,000,000
0.9%                  20,000,000   North Carolina Housing Finance Agency (Home
                                     Ownership -- Series 17-C) VRDN 1.13%
                                     due 07/01/2033 (a) .................................    20,000,000
                      21,795,000   North Carolina Medical Care Community Retirement
                                     Revenue (Adult Community Services -- Series B)
                                     DDN 1.23% due 11/15/2009 (a) .......................    21,795,000
                      24,805,000   North Carolina Medical Care Community Health
                                     Care Facilities Revenue (Carol Woods Project) DDN
                                     1.10% due 04/01/2031 (a) ...........................    24,805,000
                      18,000,000   North Carolina Medical Care Community Health
                                     Care Facilities Revenue (Friends Home) VRDN
                                     1.10% due 09/01/2033 (a) ...........................    18,000,000
---------------------------------------------------------------------------------------------------------
North Dakota --        9,000,000   North Dakota Rural Water Finance Corp. Public
0.4%                                 Projects BAN 2.00% due 10/15/2004 ..................     9,033,360
                      33,255,000   Ward County, North Dakota Health Care Facilities
                                     Revenue (Trinity Obligation Group -- Series A)
                                     DDN 1.15% due 07/01/2029 (a) .......................    33,255,000
---------------------------------------------------------------------------------------------------------
Ohio -- 5.1%           8,000,000   ABN-AMRO Muni Tops -- Cincinnati Ohio City
                                     School District (Series 2003-34) VRDN 1.16%
                                     due 12/01/2011 (a)(b) ..............................     8,000,000
                       5,035,000   ABN-AMRO Muni Tops -- University of Cincinnati
                                     Ohio General Receipts (Series 2004-04) VRDN
                                     1.10% due 03/09/2005 (a)(b) ........................     5,035,000
                       9,755,000   Akron, Ohio BAN 2.00% due 11/04/2004 .................     9,801,759
                       8,500,000   Chillicothe, Ohio City School District BAN 2.00%
                                     due 09/30/2004 .....................................     8,526,257

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
---------------------------------------------------------------------------------------------------------
                                                                                              Value
                     Face Amount                             Issue                           (Note 1a)
---------------------------------------------------------------------------------------------------------
Ohio                 $10,000,000     Cincinnati, Ohio City School District BAN 1.75%
(continued)                           due 09/10/2004 ....................................   $10,018,878
                       9,600,000    Clinton County, Ohio Hospital Revenue (Capital
                                      Asset Incorporate Pooled Loan) VRDN 1.22%
                                      due 11/01/2020 (a) ................................     9,600,000
                      10,000,000    Clinton County, Ohio Hospital Revenue (Series D-1)
                                      VRDN 1.22% due 12/01/2015 (a) .....................    10,000,000
                       5,924,000    Clipper Tax-Exempt Trust -- Ohio Housing Finance
                                      Agency (Series 2000-4) VRDN 1.21%
                                      due 06/01/2005 (a) ................................     5,924,000
                      10,000,000    Columbus, Ohio Regional Apartment Authority
                                      Revenue (Series A) VRDN 1.11%
                                      due 01/01/2030 (a) ................................    10,000,000
                       4,300,000    Cuyahoga County, Ohio Civic Facilities Revenue
                                      Center for Families & Children VRDN 1.17%
                                      due 06/01/2024 (a) ................................     4,300,000
                      10,185,000    Cuyahoga County, Ohio Hospital Facilities Revenue
                                      (Jennings Center) VRDN 1.16%
                                      due 11/01/2023 (a) ................................    10,185,000
                       7,815,000    Cuyahoga County, Ohio Hospital Facilities Revenue
                                      (Metrohealth System Project) VRDN 1.13%
                                      due 03/01/2033 (a) ................................     7,815,000
                       5,000,000    Cuyahoga County, Ohio Hospital Facilities Revenue
                                      (Sisters of Charity Health System) VRDN 1.13%
                                      due 11/01/2030 (a) ................................     5,000,000
                       2,165,000    Cuyahoga County, Ohio M/F Revenue (St. Vitus
                                      Village Apartments Project) VRDN 1.17%
                                      due 06/01/2022 (a) ................................     2,165,000
                       4,655,000    Deerfield Township, Ohio (Tax Increment Revenue --
                                      Series B) VRDN 1.13% due 12/01/2022 (a) ...........     4,655,000
                       3,500,000    Eagle Tax-Exempt Trust -- Ohio Water Development
                                      Authority (Ohio Edison) VRDN 1.15%
                                      due 07/01/2015 (a)(b) .............................     3,500,000
                       4,800,000    Eagle Tax-Exempt Trust -- Ohio Edison (Series
                                      953509) VRDN 1.15% due 07/01/2015 (a)(b) ..........     4,800,000

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
---------------------------------------------------------------------------------------------------------
                                                                                              Value
                     Face Amount                             Issue                           (Note 1a)
---------------------------------------------------------------------------------------------------------
Ohio                 $15,000,000    Eagle Tax-Exempt Trust -- Cleveland Water (Series
(continued)                          983501) VRDN 1.15% due 01/01/2025 (a)(b) ..........    $15,000,000
                      22,065,000   Eagle Tax-Exempt Trust -- Ohio State Turnpike
                                     Revenue (Series 983502) VRDN 1.15%
                                     due 02/15/2020 (a)(b) .............................     22,065,000
                       9,360,000   Franklin County, Ohio Hospital Revenue (Children's
                                     Hospital) VRDN 1.10% due 11/01/2025 (a) ...........      9,360,000
                      10,305,000   Franklin County, Ohio Hospital Revenue (Children's
                                     Hospital Project Ambac) VRDN 1.10%
                                     due 11/01/2033 (a) ................................     10,305,000
                       4,365,000   Franklin County, Ohio M/F Revenue (Community
                                     Housing Network) VRDN 1.16%
                                     due 03/01/2027 (a) ................................      4,365,000
                       7,565,000   Geauga County, Ohio Revenue (Sisters of Notre Dame
                                     Project) VRDN 1.16% due 08/01/2016 (a) ............      7,565,000
                      13,750,000   Hamilton County, Ohio Hospital Facilities Revenue
                                     (Children's Hospital Medical Center) VRDN 1.10%
                                     due 05/15/2017 (a) ................................     13,750,000
                      10,800,000   Hamilton County, Ohio Parking System Revenue
                                     VRDN 1.10% due 12/01/2026 (a) .....................     10,800,000
                      20,305,000   Hamilton County, Ohio Student Housing Revenue
                                     (Stratford Heights Project) VRDN 1.17%
                                     due 08/01/2036 (a) ................................     20,305,000
                       7,500,000   Huron County, Ohio Hospital Facilities Revenue
                                     (Norwalk Area Health System) VRDN 1.10%
                                     due 12/01/2027 (a) ................................      7,500,000
                       5,080,000   Licking County, Ohio IDR (Renosol Corp. Project)
                                     VRDN 1.25% due 06/01/2030 (a) .....................      5,080,000
                       9,500,000   Licking Heights, Ohio Local School District BAN
                                     2.00% due 08/12/2004 ..............................      9,523,771
                       3,800,000   Lucas-Beacon Place Housing Development Corp. M/F
                                     Revenue (Beacon Place Apartments Project)
                                     FXRDN 1.70% due 09/15/2004 ........................      3,800,000
                       1,990,000   Mentor, Ohio IDR (Risch Investments/Roll-Kraft
                                     Project) VRDN 1.28% due 08/01/2017 (a) ............      1,990,000

See Notes to Financial Statements.

Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004

---------------------------------------------------------------------------------------------------------
                                                                                              Value
                     Face Amount                             Issue                           (Note 1a)
---------------------------------------------------------------------------------------------------------
Ohio                 $11,830,000   Middleburg Heights, Ohio Hospital Revenue
(continued)                          (Southwest General Health) VRDN 1.13%
                                     due 08/15/2022 (a) ................................    $11,830,000
                      10,000,000   Middletown, Ohio City School District BAN 1.75%
                                     due 06/10/2004 ....................................     10,006,514
                       7,872,000   Mohawk, Ohio Local School District BAN 1.97%
                                     due 07/29/2004 ....................................      7,886,701
                       2,600,000   Montgomery County, Ohio EDR (Benjamin & Marian
                                     Project -- Series A) VRDN 1.16%
                                     due 04/01/2011 (a) ................................      2,600,000
                                   Montgomery County, Ohio Health Revenue (Miami
                                     Valley Hospital -- Series 1998-B) CP:
                      50,000,000     1.00% due 05/03/2004 ..............................     50,000,000
                      50,000,000     1.00% due 05/06/2004 ..............................     50,000,000
                      38,500,000   Montgomery County, Ohio Health Revenue (Miami
                                     Valley Hospital -- Series A) DDN 1.10%
                                     due 11/15/2022 (a) ................................     38,500,000
                      12,000,000   Municipal Securities Trust Certificates (Class A --
                                     Series 104) VRDN 1.13% due 11/14/2017 (a) .........     12,000,000
                       1,300,000   Ohio State Air Quality Development Authority
                                     Revenue (Cincinnati Gas & Electric -- Series B)
                                     VRDN 1.28% due 09/01/2030 (a) .....................      1,300,000
                       7,320,000   Ohio State EDR (Goodwill Industrial Miami Valley
                                     Project) VRDN 1.13% due 06/01/2023 (a) ............      7,320,000
                       4,000,000   Ohio State Higher Educational Facilities Revenue
                                     (Ashland University Project) VRDN 1.15%
                                     due 09/01/2024 (a) ................................      4,000,000
                       2,095,000   Ottawa County, Ohio IDR (Adrian Sand & Stone Inc.
                                     Project) VRDN 1.21% due 10/01/2008 (a) ............      2,095,000
                       8,350,000   Port Authority of Columbiana County, Ohio IDR
                                     (GEI of Columbiana Inc. Project) VRDN 1.21%
                                     due 06/01/2022 (a) ................................      8,350,000
                       6,680,000   Richland County, Ohio Revenue (Mansfield Area
                                     YMCA Project) VRDN 1.16% due 11/01/2019 (a) .......      6,680,000
                       9,500,000   Rittman, Ohio School District BAN 1.55%
                                     due 07/29/2004 ....................................      9,511,608

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
---------------------------------------------------------------------------------------------------------
                                                                                              Value
                     Face Amount                             Issue                           (Note 1a)
---------------------------------------------------------------------------------------------------------

Ohio (continued)    $ 9,175,000   Salem, Ohio Civic Facilities Revenue (Salem
                                    Community Center Inc. Project) VRDN 1.16%
                                    due 06/01/2027 (a) ................................   $9,175,000
                                  South Lebanon Villiage, Ohio M/F Revenue
                                    (Housing -- Pedcor Invests -- Cedars) VRDN
                      7,700,000   (Series A) 1.25% due 09/01/2038 (a) ...............      7,700,000
                      1,100,000   (Series B) 1.20% due 09/01/2038 (a) ...............      1,100,000
                      6,810,000   Spencerville, Ohio Local School District BAN 1.83%
                                    due 08/26/2004 ....................................    6,823,621
                      6,300,000   Springboro, Ohio Community City School District
                                    BAN 1.75% due 10/12/2004 ..........................    6,317,618
                     36,800,000   University of Toledo, Ohio General Receipts DDN
                                    1.10% due 06/01/2032 (a) ..........................   36,800,000
                      4,490,000   Willoughby, Ohio IDR (Kennedy Group Inc. Project)
                                    VRDN 1.21% due 09/01/2018 (a) .....................    4,490,000
                      1,620,000   Wood County, Ohio IDR (GHT Property
                                    Management LLC Project) VRDN 1.27% due
                                    08/01/2019 (a) ....................................    1,620,000
                      2,385,000   Wood County, Ohio IDR (TL INDS & AMPP Inc.
                                    Project) VRDN 1.21% due 05/01/2011 (a) ............    2,385,000
---------------------------------------------------------------------------------------------------------
Oklahoma --          15,158,944   Comanche County, Oklahoma Home Finance S/F
1.7%                                Revenue Notes (Series A) FXRDN 1.14%
                                    due 04/01/2005 ....................................   15,158,944
                      3,750,000   Comanche County, Oklahoma Home Finance S/F
                                    Revenue Notes (Series A) FXRDN 1.36%
                                    due 05/02/2005 ....................................    3,750,000
                      7,500,000   Grand Gateway Home Finance Authority S/F
                                    Mortgage Revenue (Series A) FXRDN 1.13%
                                    due 01/03/2005 ....................................    7,500,000
                     53,800,000   Oklahoma County, Oklahoma Finance Authority
                                    Revenue (Oklahoma County Housing Preservation)
                                    VRDN 1.18% due 01/01/2033 (a) .....................   53,800,000
                     30,540,000   Oklahoma Development Finance Authority Revenue
                                    (Inverness Village -- Continuing Care Retirement --
                                    Series C) DDN 1.15% due 02/01/2012 (a) ............   30,540,000

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
------------------------------------------------------------------------------------------------------
                                                                                           Value
                    Face Amount                           Issue                           (Note 1a)
------------------------------------------------------------------------------------------------------
Oklahoma            $ 5,000,000   Oklahoma Development Finance Authority Revenue
(continued)                         (ConocoPhillips Co. Project) FXRDN 1.35%
                                    due 12/01/2004 ....................................  $ 5,000,000
                     40,055,950   Oklahoma County, Oklahoma Home Finance
                                    Authority S/F Mortgage Revenue FXRDN 1.15%
                                    due 05/03/2004 ....................................   40,055,950
                      8,212,000   Oklahoma Housing Finance Agency S/F Revenue
                                    FXRDN 1.09% due 08/31/2004 ........................    8,212,000
                                  Tulsa County, Oklahoma Home Finance Authority S/F
                                    Mortgage Revenue FXRDN:
                     13,180,000     (Series A) 1.14% due 04/01/2005 ...................   13,180,000
                     15,000,000     (Series G) 1.11% due 12/01/2004 ...................   15,000,000
------------------------------------------------------------------------------------------------------
Oregon -- 1.6%       10,000,000   ABN-AMRO Muni Tops -- Portland, Oregon (Series
                                    2001-4) VRDN 1.16% due 06/01/2009 (a)(b) ..........   10,000,000
                      4,646,500   Clackamas County, Oregon Health Facilities
                                    Authority Hospital Revenue (Floaters -- Series 689)
                                    VRDN 1.19% due 12/25/2005 (a)(b) ..................    4,646,500
                      5,700,000   Multnomah County, Oregon Hospital Facilities
                                    Authority Revenue (Holladay Park Plaza Revenue
                                    Project) DDN 1.12% due 11/15/2033 (a) .............    5,700,000
                      5,030,000   Oregon State (ROCS RR II R 6001) VRDN 1.15%
                                    due 08/01/2022 (a)(b) .............................    5,030,000
                                  Oregon State EDR (Newsprint Co. Project) DDN:
                     21,900,000     (Series 197) 1.15% due 08/01/2025 (a) .............   21,900,000
                     16,070,000     (Series 197) 1.15% due 12/01/2025 (a) .............   16,070,000
                     18,600,000     (Series 202) 1.15% due 04/01/2026 (a) .............   18,600,000
                     13,000,000     (Series 203) 1.15% due 12/01/2026 (a) .............   13,000,000
                      5,410,000   Oregon State Health, Housing, Educational &
                                    Cultural Facilities Authority (Assumption Village
                                    Project -- Series A) VRDN 1.12% due
                                    03/01/2033 (a) ....................................    5,410,000
                                  Oregon State Health Sciences University Revenue
                                    (Oshu Medical Group Project) VRDN:
                     15,000,000     (Series A) 1.11% due 07/01/2033 (a) ...............   15,000,000
                     24,000,000     (Series B) 1.11% due 07/01/2033 (a) ...............   24,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
April 30, 2004
April 30, 2004
--------------------------------------------------------------------------------------------------------
                                                                                                Value
                    Face Amount                           Issue                               (Note 1a)
--------------------------------------------------------------------------------------------------------
Oregon              $ 6,400,000   Oregon State Housing & Community Services
(continued)                         Revenue S/F (Mortgage Program -- Series D)
                                    FXRDN 1.16% due 05/05/2005 ............................  $ 6,400,000
                     22,165,000   Portland, Oregon TAN 2.00% due 06/29/2004 ...............   22,198,467
                      7,750,000   Portland, Oregon EDR (Broadway Project -- Series A)
                                    VRDN 1.12% due 04/01/2035 (a) .........................    7,750,000
--------------------------------------------------------------------------------------------------------
Pennsylvania --      15,970,000   Allegheny County, Pennsylvania IDA Health &
3.3%                                Housing Facilities Revenue (Longwood -- Series B)
                                    DDN 1.13% due 07/01/2027 (a) ..........................   15,970,000
                      6,600,000   Cumberland County, Pennsylvania Municipal
                                    Authority Retirement Community Revenue (Wesley
                                    Affiliated Services -- Series C) VRDN 1.09%
                                    due 01/01/2037 (a) ....................................    6,600,000
                     43,005,000   Dauphin County, Pennsylvania General Authority
                                    Revenue (School District Pooled Finance) VRDN
                                    1.15% due 09/01/2032 (a) ..............................   43,005,000
                     47,000,000   Emmaus, Pennsylvania General Authority Revenue
                                    (Loan Program -- Series A) VRDN 1.12%
                                    due 03/01/2030 (a) ....................................   47,000,000
                                  Emmaus, Pennsylvania General Authority Revenue
                                    (Local Government Pool) VRDN:
                     15,000,000     (Series C-7) 1.11% due 03/01/2024 (a) .................   15,000,000
                     10,000,000     (Series E-18) 1.11% due 03/01/2024 (a) ................   10,000,000
                      8,970,000   Erie County, Pennsylvania Hospital Authority
                                    Revenue (Floaters -- Series 820) VRDN 1.14%
                                    due 07/01/2022 (a)(b) .................................    8,970,000
                     26,900,000   Geisinger, Pennsylvania Health System Authority
                                    Revenue DDN 1.09% due 08/01/2028 (a) ..................   26,900,000
                     19,300,000   Municipal Securities Trust Certificates -- Pennsylvania
                                    State (Class A -- Series 110) DDN 1.13%
                                    due 08/17/2010 (a) ....................................   19,300,000
                      9,610,000   New Garden, Pennsylvania General Authority
                                    Municipal Revenue (Municipal Pooled Financing
                                    Program -- Series I) VRDN 1.15%
                                    due 11/01/2029 (a) ....................................    9,610,000

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
---------------------------------------------------------------------------------------------------------
                                                                                                Value
                    Face Amount                           Issue                               (Note 1a)
---------------------------------------------------------------------------------------------------------
Pennsylvania        $44,800,000   New Garden, Pennsylvania General Authority
(continued)                         Municipal Revenue (Municipal Pooled Financing
                                    Program -- Series II) VRDN 1.15%
                                    due 12/01/2033 (a) ....................................   $44,800,000
                      6,400,000   Philadelphia, Pennsylvania Authority IDR (Girard
                                    Estate Facilities Leasing) VRDN 1.08%
                                    due 11/01/2031 (a) ....................................     6,400,000
                     60,000,000   Philadelphia, Pennsylvania TRAN 2.00%
                                    due 06/30/2004 ........................................    60,099,274
                     25,300,000   Philadelphia, Pennsylvania Hospital & Higher
                                    Educational Authority Revenue (Wills Eye Hospital
                                    Project) VRDN 1.08% due 11/01/2030 (a) ................    25,300,000
                      9,364,500   Philadelphia, Pennsylvania School District (Floaters --
                                    Series 496) VRDN 1.14% due 04/01/2027 (a)(b) ..........     9,364,500
                     19,000,000   Philadelphia, Pennsylvania Water & Wastewater
                                    Revenue VRDN 1.09% due 06/15/2023 (a) .................    19,000,000
---------------------------------------------------------------------------------------------------------
Puerto Rico --       20,000,000   Puerto Rico, Commonwealth (Floaters -- Series 03)
0.2%                                VRDN 1.14% due 07/30/2004 (a) .........................    20,000,000
---------------------------------------------------------------------------------------------------------
Rhode Island --      24,600,000   Convention Center, Rhode Island Authority Revenue
0.7%                                (Series A) VRDN 1.08% due 05/15/2027 (a) ..............    24,600,000
                     15,100,000   Johnston, Rhode Island BAN 2.00% due 06/17/2004 .........    15,113,397
                      3,400,000   Rhode Island State EDR (Immunex Rhode Island
                                    Corp. Sewer Project) VRDN 1.15%
                                    due 12/01/2023 (a) ....................................     3,400,000
                      7,000,000   Rhode Island State Health & Educational Building
                                    Corp. Revenue (La Salle Academy) VRDN 1.10%
                                    due 07/01/2033 (a) ....................................     7,000,000
                      5,000,000   Rhode Island State Health & Educational Building
                                    Corp. Revenue (Jewish Services Agency) VRDN
                                    1.09% due 12/01/2032 (a) ..............................     5,000,000
                      5,000,000   Rhode Island State Health & Educational Building
                                    Corp. Revenue (Pennfield School) VRDN 1.10%
                                    due 09/01/2034 (a) ....................................     5,000,000

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
---------------------------------------------------------------------------------------------------------
                                                                                                Value
                    Face Amount                           Issue                               (Note 1a)
---------------------------------------------------------------------------------------------------------
Rhode Island        $ 3,150,000   Rhode Island State Health & Educational Building
(continued)                         Corp. Revenue (Thundermist) VRDN 1.10%
                                    due 02/01/2034 (a) ....................................   $3,150,000
                      2,470,000   Rhode Island State Housing & Mortgage Finance M/F
                                    Corp. (Smith Building Development Corp.) VRDN
                                    1.10% due 12/01/2028 (a) ..............................    2,470,000
                      2,300,000   Rhode Island State Industrial Facilities Corporation
                                    IDR (Capital Development Corp. Project) VRDN
                                    1.00% due 11/01/2005 (a) ..............................    2,300,000
                      4,270,000   Rhode Island State Industrial Facilities Corporation
                                    IDR (Hall Real Estate LLC Project) VRDN 1.15%
                                    due 02/01/2021 (a) ....................................    4,270,000
                      1,050,000   Rhode Island State Industrial Facilities Corporation
                                    IDR (Gardener Specialty -- Series A) VRDN 1.35%
                                    due 05/01/2021 (a) ....................................    1,050,000
---------------------------------------------------------------------------------------------------------
South                 4,100,000   Darington County, South Carolina IDR (Nucor Corp.
Carolina --                         Project -- Series A) VRDN 1.16%
0.8%                                due 08/01/2029 (a) ....................................    4,100,000
                      5,280,000   Greenville Hospital System, South Carolina Hospital
                                    Facilities Revenue (ROCS RR II-R 2025) VRDN
                                    1.15% due 05/01/2019 (a)(b) ...........................    5,280,000
                      5,000,000   Rock Hill, South Carolina Utilities System Revenue
                                    (Series B) VRDN 1.10% due 01/01/2033 (a) ..............    5,000,000
                     20,950,000   South Carolina EDA Health Facilities Revenue
                                    (Episcopal Church Home) VRDN 1.19%
                                    due 04/01/2027 (a) ....................................   20,950,000
                      6,250,000   South Carolina EDA EDR (Holcim US Inc. Project)
                                    VRDN 1.25% due 12/01/2033 (a) .........................    6,250,000
                     11,250,000   South Carolina EDA EDR (Giant Cement Holding
                                    Inc.) VRDN 1.13% due 12/01/2022 (a) ...................   11,250,000
                      1,360,000   South Carolina EDA EDR (Parkway Products Inc.
                                    Project) VRDN 1.18% due 11/01/2007 (a) ................    1,360,000
                      4,695,000   South Carolina EDA EDR (Performance Friction
                                    Corp. Project) VRDN 1.16% due 06/01/2012 (a) ..........    4,695,000

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
-------------------------------------------------------------------------------------------------------
                                                                                              Value
                    Face Amount                           Issue                             (Note 1a)
-------------------------------------------------------------------------------------------------------
South Carolina      $ 5,500,000   South Carolina EDA IDR (Core Materials Corp.
(continued)                         Project) VRDN 1.27% due 04/01/2013 (a) ..............  $ 5,500,000
                      4,580,000   South Carolina State Public Service Authority Revenue
                                    (ROCS RR II R 6007) VRDN 1.14% due
                                    01/01/2022 (a)(b) ...................................    4,580,000
                     11,100,000   South Carolina Transportation Infrastructure Bank
                                    Revenue Municipal Securities Trust (SGA 116)
                                    DDN 1.13% due 10/01/2027 (a) ........................   11,100,000
                      5,260,000   South Carolina Transportation Infrastructure Bank
                                    Revenue (Putters -- Series 316) VRDN 1.13%
                                    due 10/01/2027 (a) ..................................    5,260,000
-------------------------------------------------------------------------------------------------------
South Dakota --      41,000,000   South Dakota State Health & Educational Facilities
0.4%                                Authority Revenue (Rapid City Regional Hospital
                                    MBIA) DDN 1.10% due 09/01/2021 (a) ..................   41,000,000
-------------------------------------------------------------------------------------------------------
Tennessee --                      Blount County, Tennessee Public Building Authority
6.3%                                (Local Government Public Improvement) DDN:
                     20,000,000     (Series A-1-A) 1.11% due 06/01/2031 (a) .............   20,000,000
                     16,070,000     (Series A-1-B) 1.11% due 06/01/2022 (a) .............   16,070,000
                     11,500,000     (Series A-1-C) 1.11% due 06/01/2017 (a) .............   11,500,000
                      3,345,000     (Series A-1-D) 1.11% due 06/01/2025 (a) .............    3,345,000
                     11,175,000     (Series A-2-A) 1.11% due 06/01/2030 (a) .............   11,175,000
                     10,000,000     (Series A-2-B) 1.11% due 06/01/2025 (a) .............   10,000,000
                      5,000,000     (Series A-2-C) 1.11% due 06/01/2021 (a) .............    5,000,000
                     10,000,000     (Series A-2-D) 1.11% due 06/01/2026 (a) .............   10,000,000
                      5,900,000     (Series A-4-A) 1.10% due 06/01/2032 (a) .............    5,900,000
                     10,000,000     (Series A-5-A) 1.11% due 06/01/2030 (a) .............   10,000,000
                      5,700,000     (Series A-5-B) 1.11% due 06/01/2028 (a) .............    5,700,000
                      5,855,000   Jackson, Tennessee Energy Authority Gas System
                                    Revenue VRDN 1.09% due 04/01/2027 (a) ...............    5,855,000
                      4,845,000   Jackson, Tennessee Energy Authority Water System
                                    Revenue VRDN 1.09% due 12/01/2023 (a) ...............    4,845,000
                     19,775,000   Johnson County, Tennessee Municipal Securities Trust
                                    (SGA 45) VRDN 1.13% due 05/01/2021 (a) ..............   19,775,000

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
-----------------------------------------------------------------------------------------------------
                                                                                            Value
                   Face Amount                           Issue                            (Note 1a)
-----------------------------------------------------------------------------------------------------
Tennessee          $ 7,265,000   Knox County, Tennessee Health, Educational &
(continued)                        Housing Facilities Board Revenue (Cookeville
                                   Regional Project -- Series A-2) VRDN 1.27%
                                   due 10/01/2026 (a) .................................  $ 7,265,000
                     8,950,000   Knox County, Tennessee Health, Educational &
                                   Housing Facilities Board Revenue (Laughlin
                                   Memorial Hospital -- Series A-1) VRDN 1.27%
                                   due 11/01/2024 (a) .................................    8,950,000
                     7,800,000   Knox County, Tennessee Health, Educational &
                                   Housing Facilities Board Revenue (Baptist Hospital
                                   System Project) VRDN 1.27% due 04/01/2027 (a) ......    7,800,000
                     8,000,000   Lewisburg, Tennessee Industrial Development Board
                                   (Solid Waste Disposal Revenue Waste Management
                                   Incorporated Project) VRDN 1.19%
                                   due 07/01/2033 (a) .................................    8,000,000
                                 Memphis, Tennessee Health, Educational & Housing
                                   Facilities Board Revenue (Not-For-Profit M/F
                                   Project) VRDN:
                    40,000,000     1.18% due 07/01/2032 (a) ...........................   40,000,000
                    10,000,000     1.18% due 08/01/2032 (a) ...........................   10,000,000
                    10,015,000   Montgomery County, Tennessee Public Building
                                   Authority Revenue (Tennessee County Loan Pool)
                                   VRDN 1.10% due 09/01/2029 (a) ......................   10,015,000
                     9,475,000   Montgomery County, Tennessee Public Building
                                   Authority Revenue (Tennessee County Loan Pool)
                                   DDN 1.11% due 04/01/2032 (a) .......................    9,475,000
                       520,000   Nashville & Davidson County, Tennessee IDB
                                   Revenue (Gibson Guitar Project) VRDN 1.15%
                                   due 03/01/2011 (a) .................................      520,000
                     9,670,000   Nashville & Davidson County, Tennessee IDB
                                   Educational Facilities Revenue (David Lipscomb
                                   University Project) VRDN 1.09%
                                   due 02/01/2023 (a) .................................    9,670,000
                     2,000,000   Nashville & Davidson County, Tennessee District
                                   Energy System Revenue (ROCS RR II R 2072)
                                   VRDN 1.15% due 10/01/2022 (a)(b) ...................    2,000,000

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
-----------------------------------------------------------------------------------------------------
                                                                                            Value
                   Face Amount                           Issue                            (Note 1a)
-----------------------------------------------------------------------------------------------------
Tennessee                      Sevier County, Tennessee Public Building Authority
(continued)                      (Local Government Public Improvement) DDN:
               $  11,100,000     (Series IV-1) 1.11% due 06/01/2023 (a) ..............  $ 11,100,000
                   6,000,000     (Series IV-2) 1.11% due 06/01/2020 (a) ..............     6,000,000
                   8,000,000     (Series IV-3) 1.11% due 06/01/2025 (a) ..............     8,000,000
                   8,380,000     (Series IV-A-2) 1.11% due 06/01/2025 (a) ............     8,380,000
                   9,000,000     (Series IV-A-3) 1.11% due 06/01/2020 (a) ............     9,000,000
                  21,000,000     (Series IV-B-1) 1.11% due 06/01/2020 (a) ............    21,000,000
                  10,000,000     (Series IV-B-2) 1.11% due 06/01/2019 (a) ............    10,000,000
                   7,000,000     (Series IV-B-3) 1.11% due 06/01/2013 (a) ............     7,000,000
                   6,000,000     (Series IV-B-4) 1.11% due 06/01/2025 (a) ............     6,000,000
                  10,000,000     (Series IV-B-5) 1.11% due 06/01/2022 (a) ............    10,000,000
                   6,320,000     (Series IV-B-6) 1.11% due 06/01/2020 (a) ............     6,320,000
                   5,000,000     (Series IV-B-10) 1.11% due 06/01/2023 (a) ...........     5,000,000
                   4,570,000     (Series IV-B-11) 1.11% due 06/01/2025 (a) ...........     4,570,000
                  11,800,000     (Series IV-D-2) 1.11% due 06/01/2025 (a) ............    11,800,000
                   6,020,000     (Series IV-E-2) 1.11% due 06/01/2021 (a) ............     6,020,000
                   5,000,000     (Series IV-F-3) 1.11% due 06/01/2021 (a) ............     5,000,000
                  10,000,000     (Series IV-G-1) 1.11% due 06/01/2026 (a) ............    10,000,000
                   7,500,000     (Series IV-G-3) 1.11% due 06/01/2022 (a) ............     7,500,000
                   9,200,000     (Series IV-H-1) 1.11% due 06/01/2025 (a) ............     9,200,000
                   5,050,000     (Series IV-H-2) 1.11% due 06/01/2027 (a) ............     5,050,000
                  10,000,000     (Series IV-I-1) 1.11% due 06/01/2032 (a) ............    10,000,000
                   5,500,000     (Series IV-I-3) 1.11% due 06/01/2015 (a) ............     5,500,000
                  18,000,000     (Series IV-J-1) 1.11% due 06/01/2028 (a) ............    18,000,000
                 119,000,000   Shelby County, Tennessee (Series B) FXRDN 1.75%
                                 due 01/10/2005 ......................................   119,589,967
                  70,400,000   Shelby County, Tennessee Health Educational &
                                 Housing Facilities Board Hospital Revenue (Baptist
                                 Memorial Hospital) CP 1.01% due 05/06/2004 ..........    70,400,000
                  56,245,000   Tennessee Housing & Development Agency S/F
                                 Mortgage Revenue FXRDN 0.89% due 06/10/2004.             56,242,203
-----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004

--------------------------------------------------------------------------------------------------------
                                                                                               Value
                   Face Amount                           Issue                               (Note 1a)
--------------------------------------------------------------------------------------------------------
Texas -- 13.3%     $24,884,000   ABN-AMRO Muni Tops -- Texas A&M University
                                   Revenue (Series 1999-5) VRDN 1.25%
                                   due 09/08/2004 (a)(b) .................................   $24,884,000
                    15,750,000   ABN-AMRO Muni Tops -- Houston, Texas Airport
                                   System (Series 1998-15) VRDN 1.23%
                                   due 07/05/2006 (a)(b) .................................    15,750,000
                    20,000,000   ABN-AMRO Muni Tops -- Dallas, Texas Waterworks
                                   & Sewer Systems Revenue (Series 1998-19) VRDN
                                   1.18% due 07/04/2007 (a)(b) ...........................    20,000,000
                     9,000,000   ABN-AMRO Muni Tops -- San Antonio, Texas
                                   Electric & Gas Revenue (Series 1998-22) VRDN
                                   1.18% due 01/02/2007 (a)(b) ...........................     9,000,000
                     9,510,000   ABN-AMRO Muni Tops -- Keller, Texas Independent
                                   School District (Series 2001-26) VRDN 1.18%
                                   due 07/01/2009 (a)(b) .................................     9,510,000
                    22,452,000   Austin, Texas Utilities System Revenue (Series A) CP
                                   0.97% due 08/02/2004 ..................................    22,452,000
                                 Bell County, Texas Health Facilities Development
                                   Corp. Revenue (Scott & White Member Hospital)
                                   DDN:
                    20,660,000     (Series B-1) 1.10% due 08/15/2029 (a) .................    20,660,000
                    28,100,000     (Series B-2) 1.10% due 08/15/2029 (a) .................    28,100,000
                    24,580,000     (Series B-2) 1.07% due 08/15/2031 (a) .................    24,580,000
                    11,825,000   Bexar County, Texas Revenue Floats CTFS (Series
                                   454) VRDN 1.14% due 08/15/2008 (a)(b) .................    11,825,000
                                 Brazos River Authority Texas PCR VRDN:
                    35,000,000     (Series D-1) 1.16% due 05/01/2033 (a) .................    35,000,000
                    20,000,000     (Series D-2) 1.16% due 05/01/2033 (a) .................    20,000,000
                    20,000,000   Brazos River, Texas Harbor Navigator District (BASF
                                   Corp. Project) VRDN 1.18% due 04/01/2037 (a) ..........    20,000,000
                     4,990,000   Cameron County, Texas Housing Finance Corp.
                                   FXRDN 1.12% due 09/01/2004 ............................     4,990,000
                     7,958,023   Cameron County, Texas Housing Finance Corp. S/F
                                   Mortgage Revenue (Series A) FXRDN 1.12%
                                   due 06/01/2004 ........................................     7,958,002

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
--------------------------------------------------------------------------------------------------------
                                                                                               Value
                   Face Amount                           Issue                               (Note 1a)
--------------------------------------------------------------------------------------------------------
Texas              $15,309,890   Central Texas Housing Finance Corp. S/F Mortgage
(continued)                        Revenue (Series A) FXRDN 1.13% due 07/01/2004 ......    $15,309,890
                     1,995,000   Cypress-Fairbanks, Texas Independent School District
                                   (ROCS RR II R 4030) VRDN 1.15%
                                   due 02/15/2025 (a) .................................      1,995,000
                    20,000,000   Dallas Area Rapid Transit Authority CP 1.00%
                                   due 06/10/2004 .....................................     20,000,000
                     8,400,000   Dallas Fort Worth, Texas International Airport
                                   Revenue VRDN 1.19% due 11/01/2032 (a) ..............      8,400,000
                     2,745,000   Dallas Fort Worth, Texas International Airport
                                   Revenue (Floaters -- Series 824) VRDN 1.25%
                                   due 11/01/2015 (a)(b) ..............................      2,745,000
                     5,035,000   Dallas Fort Worth, Texas International Airport
                                   Revenue (Merlots -- Series A-13) VRDN 1.20%
                                   due 11/01/2011 (a)(b) ..............................      5,035,000
                    13,350,000   Dickinson, Texas Independent School District
                                   Municipal Securities Trust Receipts (SGA 94) DDN
                                   1.13% due 02/15/2028 (a)(b) ........................     13,350,000
                     6,000,000   Eagle Mountain & Saginaw, Texas School District
                                   VRDN 1.12% due 08/01/2030 (a) ......................      6,000,000
                    12,000,000   Eagle Tax-Exempt Trust -- Texas State Turnpike
                                   Authority (Series 02-6004) VRDN 1.15%
                                   due 08/15/2042 (a)(b) ..............................     12,000,000
                     1,880,000   Gulf Coast Waste Disposal Authority Texas
                                   Environment Facilities Revenue (Waste Corp Texas
                                   Project) VRDN 1.12% due 09/01/2022 (a) .............      1,880,000
                    12,500,000   Gulf Coast Waste Disposal Authority Texas Solid
                                   Waste Disposal Revenue (Air Products Project)
                                   VRDN 1.16% due 03/01/2035 (a) ......................     12,500,000
                     2,500,000   Gulf Coast Waste Disposal Authority Texas Solid
                                   Waste Disposal Revenue (Waste Management --
                                   Series A) VRDN 1.15% due 04/01/2019 (a) ............      2,500,000
                                 Harris County, Texas IDC Solid Waste Disposal
                                   Revenue (Deer Park Project) DDN:
                     3,900,000     (Series A) 1.15% due 02/01/2023 (a) ................      3,900,000
                    20,800,000     (Series 95-A) 1.15% due 03/01/2023 (a) .............     20,800,000

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
-----------------------------------------------------------------------------------------------------
                                                                                            Value
                   Face Amount                        Issue                               (Note 1a)
-----------------------------------------------------------------------------------------------------
Texas              $12,500,000     (Series 95-B) 1.15% due 03/01/2023 (a) ............   $12,500,000
(continued)         25,000,000     (Series 95-D) 1.15% due 03/01/2023 (a) ............    25,000,000
                    15,600,000     (Series 15-C) 1.15% due 03/01/2023 (a) ............    15,600,000
                     4,000,000   Harris County, Texas GO (Eagle -- Series 2002-6012)
                                   VRDN 1.15% due 08/15/2030 (a) .....................     4,000,000
                    44,500,000   Harris County, Texas Health Facilities Development
                                   Corp. Hospital Revenue (Texas Children's Hospital
                                   -- Series B-1) VRDN 1.11%
                                   due 10/01/2029 (a) ................................    44,500,000
                                 Houston, Texas (Series A) CP:
                    25,000,000     0.95% due 05/20/2004 ..............................    25,000,000
                    25,000,000     0.95% due 05/25/2004 ..............................    25,000,000
                    39,800,000   Houston, Texas Airport System Revenue (Series
                                   2000-A) CP 1.08% due 06/01/2004 ...................    39,800,000
                    20,500,000   Houston, Texas Water & Sewer System Revenue
                                   (Series A) CP 0.99% due 05/25/2004 ................    20,500,000
                    18,535,000   Houston, Texas Water & Sewer System Revenue
                                   (Merlots -- Series A-128) VRDN 1.15%
                                   due 12/01/2029 (a) ................................    18,535,000
                     6,200,000   Jewett Economic Development Corp. Texas IDR
                                   (Nucor Corp. Project) VRDN 1.16%
                                   due 08/01/2038 (a) ................................     6,200,000
                    28,500,000   Keller, Texas Independent School District Municipal
                                   Securities Trust Receipts (SGA 111) DDN 1.13%
                                   due 08/15/2030 (a)(b) .............................    28,500,000
                     8,787,602   Laredo, Texas Housing Finance Corp. S/F Mortgage
                                   Revenue FXRDN 1.12% due 05/03/2004 ................     8,787,602
                     1,600,000   Longview Texas Industrial Corp. Revenue (Collins
                                   Industries Inc. Project) VRDN 1.20%
                                   due 04/01/2009 (a) ................................     1,600,000
                     3,800,000   Mesquite, Texas IDR (Morrison Products) VRDN
                                   1.17% due 01/10/2010 (a) ..........................     3,800,000
                     4,700,000   Middle Rio Grande Housing Finance Corp. Texas S/F
                                   Revenue (Floaters -- Series 709) VRDN 1.22%
                                   due 08/02/2004 (a) ................................     4,700,000

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
------------------------------------------------------------------------------------------------------------
                                                                                                  Value
                   Face Amount                           Issue                                  (Note 1a)
-----------------------------------------------------------------------------------------------------------
Texas              $11,900,000   Midlothian, Texas IDC PCR (Box -- Crow Cement
(continued)                        Co. Project) VRDN 1.09% due 12/01/2009 (a) ...............   $11,900,000
                       730,000   Montgomery County, Texas IDC Revenue (Sawyer
                                   Research Products Inc.) VRDN 1.27%
                                   due 02/04/2015 (a) .......................................       730,000
                    13,460,000   Municipal Securities Trust Certificates -- Austin,
                                   Texas (Class A -- Series 105) DDN 1.13%
                                   due 06/08/2020 (a)(b) ....................................    13,460,000
                    12,780,000   Municipal Securities Trust Certificates -- Houston,
                                   Texas Water (Class A -- Series 2001-111) DDN
                                   1.13% due 05/07/2019 (a)(b) ..............................    12,780,000
                     6,000,000   Municipal Securities Trust Certificates -- Houston,
                                   Texas Water (Class A -- Series 2001-111) DDN
                                   1.13% due 05/17/2019 (a)(b) ..............................     6,000,000
                    35,735,000   Municipal Securities Trust Certificates -- Houston,
                                   Texas Water (Class A -- Series 2001-123) DDN
                                   1.13% due 02/24/2009 (a)(b) ..............................    35,735,000
                     8,015,000   Municipal Securities Trust Certificates San Antonio
                                   Water (Class A -- Series 2001-131) DDN 1.13%
                                   due 05/09/2017 (a)(b) ....................................     8,015,000
                     9,725,000   Municipal Securities Trust Certificates Perlin, Texas
                                   (Independent School House Board -- Class A --
                                   Series 2001-141) DDN 1.13% due 03/08/2017 (a)(b) .........     9,725,000
                     5,357,950   Nortex, Texas Housing Finance Corp. S/F Mortgage
                                   Revenue (Series A) FXRDN 1.13% due 01/02/2005.                 5,357,950
                                   North East, Texas Independent School District
                                   VRDN:
                     6,900,000     (Putters -- Series 390) 1.13% due 02/01/2012 (a)(b) ......     6,900,000
                     6,180,000     (Putters -- Series 393) 1.13% due 02/01/2012 (a)(b) ......     6,180,000
                    10,100,000   North Texas Higher Educational Authority Student
                                   Loan VRDN 1.13% due 03/01/2005 (a) .......................    10,100,000
                    17,500,000   North Texas Higher Educational Authority (Student
                                   Loan -- Series 93-A) VRDN 1.13%
                                   due 04/01/2005 (a) .......................................    17,500,000

See Notes to Financial Statements.

Schedule
vestments -- Continued
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
-------------------------------------------------------------------------------------------------------
                                                                                              Value
                   Face Amount                         Issue                                (Note 1a)
-------------------------------------------------------------------------------------------------------
Texas              $ 4,330,000   North Texas Turnway Authority Dallas (North
(continued)                        Turnway System Revenue ROCS RR II R 4008)
                                   VRDN 1.15% due 01/01/2025 (a)(b) .....................  $ 4,330,000
                    42,100,000    Nueces River, Texas Industrial Development Authority
                                   PCR (San Miguel Electric Co-op) CP 1.06%
                                   due 06/01/2004 .......................................   42,100,000
                     7,000,000   Plano, Texas Independent School District (ROCS RR
                                   II R 2106) VRDN 1.15% due 02/15/2018 (a)(b) ..........    7,000,000
                    15,000,000   Port Arthur, Texas Naval District Revenue (Series B)
                                   VRDN 1.18% due 05/01/2038 (a) ........................   15,000,000
                    10,000,000   Port Arthur, Texas Naval District Revenue (Atofina
                                   Project -- Series B) VRDN 1.18%
                                   due 05/01/2038 (a) ...................................   10,000,000
                    10,000,000   Port Arthur, Texas Naval District IDC (Air Products
                                   & Chemicals Project) VRDN 1.16%
                                   due 04/01/2035 (a) ...................................   10,000,000
                    22,035,000   Port Arthur, Texas Naval District Enivronmental
                                   Facilities Revenue (Motiva Enterprises Project)
                                   VRDN 1.25% due 12/01/2027 (a) ........................   22,035,000
                    25,000,000   Port Corpus Christi, Texas Solid Waste Disposal
                                   Revenue (Flint Hills -- Series A) VRDN 1.43%
                                   due 07/01/2029 (a) ...................................   25,000,000
                    25,600,000   San Antonio, Texas Educational Facilities Corp.
                                   Revenue (Trinity University) DDN 1.10%
                                   due 06/01/2033 (a) ...................................   25,600,000
                     2,306,234   Southeast, Texas Housing Finance Corp. S/F Mortgage
                                   Revenue (Series A) VRDN 1.14%
                                   due 04/01/2005 (a) ...................................    2,306,234
                     9,603,895   Southeast, Texas Housing Finance Corp. S/F Mortgage
                                   Revenue FXRDN 1.08% due 04/01/2005 ...................    9,603,895
                    16,785,000   Tarrant County, Texas Health Facilities Development
                                   Corp. Revenue (Cumberland Rest Project) DDN
                                   1.12% due 08/15/2032 (a) .............................   16,785,000

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
-----------------------------------------------------------------------------------------------------------
                                                                                                  Value
                   Face Amount                         Issue                                    (Note 1a)
-----------------------------------------------------------------------------------------------------------

Texas              $  3,415,000      Texas State Affordable Housing Corp. M/F Revenue
(continued)                             (Floaters -- Series 780) VRDN 1.14%
                                         due 09/01/2022 (a)(b) ................................$  3,415,000
                     22,000,000      Texas State College Student Loan FXRDN 0.95%
                                         due 07/01/2004 ........................................ 21,973,489
                     15,000,000      Texas State Department Housing & Community
                                         Affairs M/F Revenue (Arlington Villas -- Series A)
                                         VRDN 1.15% due 12/01/2036 (a) ......................... 15,000,000
                      3,860,000      Texas State Department Housing & Community
                                         Affairs S/F VRDN 1.20% due 09/01/2028 (a) .............  3,860,000
                      7,685,000      Texas State Department Housing & Community
                                         Affairs S/F CP 1.00% due 05/03/2004 ...................  7,685,000
                     13,530,000      Texas State Housing Agency Mortgage Revenue S/F
                                        (Series A) CP 1.13% due 05/03/2004 ....................  13,530,000
                      3,590,000      Texas State (ROCS-RR-II-R-4020) VRDN 1.15%
                                         due 10/01/2022 (a)(b) .................................  3,590,000
                    279,000,000      Texas State TRAN 2.00% due 08/31/2004 .................    279,763,175
                     11,435,000      Texas State Municipal Securities Trust Receipts (SGA
                                         92) DDN 1.13% due 08/01/2029 (a)(b) ................... 11,435,000
                      5,120,000      Texas State Turnpike Authority Revenue (Putters --
                                         Series 325) VRDN 1.17% due 08/15/2027 (a)(b) ..........  5,120,000
                      3,370,000      Texas State Turnpike Authority Revenue (Putters --
                                         Series 421) VRDN 1.17% due 08/15/2030 (a)(b) ..........  3,370,000
                      6,000,000      Texas State Veterans Housing (Fund II -- Series A-2)
                                         VRDN 1.11% due 06/01/2033 (a) .........................  6,000,000
                     28,275,000      Travis County, Texas Housing Finance Corp. S/F
                                         Mortgage Revenue FXRDN 1.27% due 10/01/2004.            28,275,000
                      7,130,000      Trinity River Authority Texas Solid Waste Disposal
                                         Revenue (Community Waste Disposal Project)
                                         VRDN 1.12% due 05/01/2021 (a) .........................  7,130,000
                      4,000,000      University of Texas, University Revenue VRDN
                                         1.12% due 04/15/2034 (a) ..............................  4,000,000
                     21,995,000      University of Texas, University Revenue (Series 97)
                                         VRDN 1.14% due 08/15/2019 (a) ......................... 21,995,000
                      4,890,000      Williamson County, Texas (Putters -- Series 410)
                                         VRDN 1.13% due 02/15/2012 (a)(b) ......................  4,890,000
-----------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
----------------------------------------------------------------------------------------------------------
                                                                                                 Value
                   Face Amount                         Issue                                   (Note 1a)
----------------------------------------------------------------------------------------------------------
Utah -- 1.9%        $31,000,000   Emery County, Utah PCR (Pacificorp Projects) DDN
                                    1.10% due 11/01/2024 (a) ..............................   $31,000,000
                      3,385,000   Logan City, Utah Revenue (Integrated System Inc. --
                                    Series A) VRDN 1.26% due 06/01/2014 (a) ...............     3,385,000
                     37,000,000   Murray City, Utah Hospital Revenue (IHC Health
                                    Services Inc. -- Series B) VRDN 1.08%
                                    due 05/15/2036 (a) ....................................    37,000,000
                                  Utah Housing Corp. S/F Mortgage Revenue VRDN:
                     46,760,000     (Series 4) 1.14% due 07/01/2034 (a) ...................    46,760,000
                      9,860,000     (Series D-1) 1.14% due 01/01/2033 (a) .................     9,860,000
                     14,790,000     (Series F-1) 1.14% due 01/01/2034 (a) .................    14,790,000
                     11,245,000   Utah State Housing Finance Agency (Series - 2)
                                    VRDN 1.14% due 07/01/2032 (a) .........................    11,245,000
                                  Utah Water Finance Agency Revenue VRDN:
                     12,100,000     (Series A-4) 1.14% due 07/01/2029 (a) .................    12,100,000
                      7,450,000     (Series A-5) 1.17% due 10/01/2027 (a) .................     7,450,000
                     13,150,000     (Series A-6) 1.17% due 10/01/2030 (a) .................    13,150,000
                     12,000,000     (Series A-8) 1.14% due 07/01/2032 (a) .................    12,000,000
                      9,000,000     (Series A-9) 1.14% due 07/01/2034 (a) .................     9,000,000
----------------------------------------------------------------------------------------------------------
Vermont --            1,525,000   Vermont EDA IDR (Huber & Suhner -- Series A)
0.0%                                VRDN 1.15% due 10/01/2016 (a) .........................     1,525,000
----------------------------------------------------------------------------------------------------------
Virginia -- 1.0%      7,000,000   Charles City County, Virginia EDA Solid Waste
                                    Disposal Revenue (Waste Management Inc.
                                    Project -- Series A) VRDN 1.15%
                                    due 02/01/2029 (a) ....................................     7,000,000
                     10,935,000   Fairfax County, Virginia EDA Student Housing
                                    Revenue (George Mason Unified Foundation
                                    Incorporated Project) VRDN 1.09%
                                    due 02/01/2029 (a) ....................................    10,935,000
                      3,395,000   Hampton, Virginia IDA Exempt Facilities Revenue
                                    (USA Waste of Virginia Landfills) VRDN 1.16%
                                    due 04/01/2013 (a) ....................................     3,395,000
                     10,000,000   Municipal Securities Trust Certificates (Upper
                                    Occoquan Sewer Authority Virginia -- Class A --
                                    Series 2001-159) DDN 1.13% due 03/19/2015 (a)(b) ......    10,000,000

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
----------------------------------------------------------------------------------------------------------
                                                                                                 Value
                   Face Amount                         Issue                                   (Note 1a)
----------------------------------------------------------------------------------------------------------
Virginia           $ 56,000,000   Norfolk, Virginia IDA Revenue (Series 1990-A) CP
(continued)                         0.95% due 05/07/2004 .................................     $56,000,000
                      6,000,000   Norfolk, Virginia Redevelopment & Housing
                                    Authority Revenue (Old Dominion University
                                    Project -- Series B) VRDN 1.10%
                                    due 08/01/2033 (a) ...................................       6,000,000
                     11,385,000   Suffolk, Virginia IDA Residential Care Facilities
                                    Revenue (Lake Prince Center Project) VRDN 1.23%
                                    due 10/01/2031 (a) ...................................      11,385,000
----------------------------------------------------------------------------------------------------------
Washington --         5,000,000   ABN-AMRO Muni Tops 2001-01 -- King County,
2.0%                                Washington VRDN 1.18% due 07/01/2006 (a)(b) ..........       5,000,000
                      6,600,000   Clark County, Washington Public Utilities District
                                    (Merlots -- Series A -- 03) VRDN 1.15%
                                    due 01/01/2010 (a)(b) ................................       6,600,000
                     26,745,000   Eagle Tax-Exempt Trust -- Port of Seattle,
                                    Washington Passenger Facility Charge (Series
                                    984705) VRDN 1.15% due 12/01/2019 (a)(b) .............      26,745,000
                     14,680,000   Eagle Tax-Exempt Trust -- Washington State Public
                                    Power Supply System (Nuclear Project Number 1 --
                                    Series 964702) VRDN 1.15%
                                    due 07/01/2011 (a)(b) ................................      14,680,000
                      3,535,000   Grant County, Washington Public Utilities District No.
                                    002 (Electric Revenue ROCS RR II R 2039) VRDN
                                    1.15% due 01/01/2019 (a)(b) ..........................       3,535,000
                      5,000,000   Lynnwood Public Facilities District Revenue CP
                                    1.00% due 05/05/2004 .................................       5,000,000
                     23,600,000   Municipal Securities Trust Certificate (Washington
                                    State Motor Vehicle fuel -- Class A -- Series
                                    2001-112) DDN 1.13% due 01/07/2021 (a)(b) ............      23,600,000
                      4,340,000   Pierce County, Washington School District
                                    (Puyallup ROCS RR II R 2096) VRDN 1.15%
                                    due 12/01/2023 (a) ...................................       4,340,000
                      2,665,000   Port Seattle, Washington (Putters -- Series 391)
                                    VRDN 1.16% due 05/01/2008 (a) ........................       2,665,000

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
----------------------------------------------------------------------------------------------------------
                                                                                                 Value
                   Face Amount                         Issue                                   (Note 1a)
----------------------------------------------------------------------------------------------------------
Washington           $ 5,740,000  Port Tacoma, Washington Revenue (Merlots -- Series
(continued)                         A-123) VRDN 1.20% due 12/01/2008 (a)(b) ............      $ 5,740,000
                      3,490,000   Seattle, Washington Housing Authority Revenue
                                    (Wedgewood Estates Project) VRDN 1.17%
                                    due 09/01/2036 (a) .................................        3,490,000
                      2,420,000   Seattle, Washington Housing Authority Revenue
                                    (Newholly Project -- Phase III) VRDN 1.17%
                                    due 12/01/2034 (a) .................................        2,420,000
                      9,680,000   Seattle, Washington Municipal Light & Power
                                    Revenue (Municipal Securities Trust -- SGA 85)
                                    DDN 1.13% due 10/01/2023 (a)(b) ....................        9,680,000
                     10,000,000   Snohomish County, Washington Public Utility District
                                    (#001 Electric Revenue Municipal Securities Trust
                                    Receipts -- SGA -- 124) DDN 1.13%
                                    due 12/01/2024 (a)(b) ..............................       10,000,000
                      5,490,000   Snohomish County, Transit Infrastructure Bank
                                    Revenue (Putter -- Series 316) VRDN 1.15%
                                    due 12/01/2027 (a)(b) ..............................        5,490,000
                      8,750,000   Washington State Economic Development Finance
                                    Authority EDR (Mount Ainstar Resort -- Series C)
                                    DDN 1.20% due 10/01/2023 (a) .......................        8,750,000
                      4,000,000   Washington State Economic Development Finance
                                    Authority Solid Waste Disposal Revenue (Waste
                                    Management Inc. Project -- Series D) VRDN
                                    1.15% due 07/01/2027 (a) ...........................        4,000,000
                     22,060,000   Washington State Health Care Facilities Authority
                                    Revenue (Catholic Health -- Series B) VRDN
                                    1.11% due 03/01/2032 (a) ...........................       22,060,000
                     18,135,000   Washington State Housing Finance Community
                                    Nonprofit Housing Revenue (Kenney Home Project)
                                    VRDN 1.13% due 12/01/2031 (a) ......................       18,135,000
                      5,715,000   Washington State Certificate Trust Floats -- Austin
                                    Trust (Series 2002-C) GO VRDN 1.17%
                                    due 07/01/2023 (a)(b) ..............................        5,715,000
                     15,985,000   Washington State (Floaters -- Series 2000-389) GO
                                    VRDN 1.14% due 07/01/2018 (a)(b) ...................       15,985,000

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
-----------------------------------------------------------------------------------------------------
                                                                                            Value
                   Face Amount                       Issue                                (Note 1a)
-----------------------------------------------------------------------------------------------------
Washington          $ 5,255,000   Washington State GO (Merlots -- Series A-05) VRDN
(continued)                         1.15% due 01/01/2013 (a)(b) ........................  $ 5,255,000
                      6,330,000   Washington State GO (Merlots -- Series A-101)
                                    VRDN 1.15% due 07/01/2019 (a)(b) ...................    6,330,000
-----------------------------------------------------------------------------------------------------
West Virginia --      2,825,000   Cabell County, West Virginia Building Community
0.1%                                Revenue (Pressley Ridge School Project) VRDN
                                    1.16% due 08/01/2022 (a) ...........................    2,825,000
                      3,865,000   West Virginia University Revenue (Merlots -- Series
                                    A-15) VRDN 1.15% due 04/01/2028 (a)(b) .............    3,865,000
-----------------------------------------------------------------------------------------------------
Wisconsin --         18,985,000   ABN-AMRO Muni Tops 2001-32 -- Wisconsin State
5.2%                                VRDN 1.18% due 05/01/2022 (a)(b) ...................   18,985,000
                     15,000,000   Appleton, Wisconsin Redevelopment Authority
                                    Revenue (Fox Cities Arts Center -- Series B) VRDN
                                    1.18% due 06/01/2036 (a) ...........................   15,000,000
                      1,300,000   Janesville, Wisconsin IDR (Lamson & Session Co.
                                    Project) VRDN 1.23% due 09/01/2007 (a) .............    1,300,000
                      7,200,000   Middleton-Cross Plains Area School District,
                                    Wisconsin (Formerly Middleton City Cross Plains)
                                    TRAN 2.00% due 08/24/2004 ..........................    7,220,803
                     15,400,000   Milwaukee, Wisconsin Redevelopment Authority
                                    Revenue (Cathedral Place Package Facilities Project)
                                    VRDN 1.16% due 05/01/2025 (a) ......................   15,400,000
                      4,125,000   Milwaukee, Wisconsin Redevelopment Authority
                                    Revenue (Wisconsin Humane Society Inc. Project)
                                    VRDN 1.24% due 03/01/2019 (a) ......................    4,125,000
                     10,695,000   Milwaukee, Wisconsin Redevelopment Authority
                                    Revenue (Milwaukee YMCA Project) DDN 1.15%
                                    due 07/01/2034 (a) .................................   10,695,000
                      6,000,000   Plymouth, Wisconsin IDR (Great Lake Cheese Inc.
                                    Project) VRDN 1.21% due 08/01/2004 (a) .............    6,000,000
                      3,075,000   Sturtevant, Wisconsin IDR (Andis Co. Project --
                                    Series A) VRDN 1.32% due 12/01/2016 (a) ............    3,075,000
                      4,750,000   Sun Praire, Wisconsin Area School District BAN
                                    1.60% due 10/06/2004 ...............................    4,758,571

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
-----------------------------------------------------------------------------------------------------
                                                                                            Value
                   Face Amount                       Issue                                (Note 1a)
-----------------------------------------------------------------------------------------------------
Wisconsin           $ 2,900,000   Waukesha, Wisconsin Housing Authority Revenue
(continued)                         (Hart Park Square Project) VRDN 1.23%
                                    due 03/01/2034 (a) ................................   $2,900,000
                     12,745,000   West Allis, Wisconsin Revenue State Fair Park
                                    Exposition VRDN 1.15% due 08/01/2028 (a) ..........   12,745,000
                      5,000,000   West Allis & West Milwaukee, Wisconsin School
                                    District TRAN 1.88% due 09/24/2004 ................    5,015,319
                      5,900,000   Wisconsin Rural Water Construction Loan Program
                                    Community RAN 2.00% due 10/15/2004 ................    5,921,876
                     12,500,000   Wisconsin School District (Cash Flow Management
                                    Program Certificate Partnership -- Series A-1)
                                    TRAN 2.00% due 09/22/2004 .........................   12,543,742
                     19,120,000   Wisconsin State (Series 1) FXRDN 1.06%
                                    due 05/25/2004 ....................................   19,120,000
                                  Wisconsin State CP:
                     22,500,000     (Series 1997) 0.97% due 05/07/2004 ................   22,500,000
                      8,600,000     (Series 1998-A) 0.98% due 05/07/2004 ..............    8,600,000
                     11,250,000     (Series 1998-A) 0.97% due 06/01/2004 ..............   11,250,000
                     20,000,000     (Series 1999-B) 0.96% due 07/15/2004 ..............   20,000,000
                     18,000,000     (Series 2000-A) 1.00% due 05/05/2004 ..............   18,000,000
                     10,000,000     (Series 2000-B) 1.06% due 05/24/2004 ..............   10,000,000
                     21,560,000     (Series 2000-B) 1.00% due 05/03/2004 ..............   21,560,000
                     34,380,000     (Series 2000-C) 1.00% due 05/07/2004 ..............   34,380,000
                     28,913,000     (Series 2000-C) 1.00% due 06/01/2004 ..............   28,913,000
                     10,435,000     (Series 2002-A) 1.00% due 05/07/2004 ..............   10,435,000
                                  Wisconsin State Petroleum Inspection Fee Revenue
                                    Bonds CP:
                     30,000,000     1.00% due 05/03/2004 ..............................   30,000,000
                     16,300,000     1.00% due 05/06/2004 ..............................   16,300,000
                     12,500,000     1.07% due 05/25/2004 ..............................   12,500,000
                     67,500,000     1.01% due 06/01/2004 ..............................   67,500,000
                     10,000,000   Wisconsin State Health & Educational Facilities
                                    Authority Revenue (Agnesian Healthcare Project)
                                    DDN 1.15% due 06/01/2033 (a) ......................   10,000,000

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
---------------------------------------------------------------------------------------------------------------
                                                                                                     Value
                 Face Amount                       Issue                                           (Note 1a)
---------------------------------------------------------------------------------------------------------------
Wisconsin        $18,170,000   Wisconsin State Health & Educational Facilities
(continued)                      Authority Revenue (Wisconsin Lutheran College
                                 Project) DDN 1.15% due 06/01/2033 (a) ......................   $    18,170,000
                  11,250,000   Wisconsin State Health & Educational Facilities
                                 Authority Revenue (Gunersen Lutheran -- Series A)
                                 DDN 1.10% due 12/01/2015 (a) ...............................        11,250,000
                   9,200,000   Wisconsin State Health & Educational Facilities
                                 Authority Revenue (Wheaton Franciscan Service)
                                 VRDN 1.10% due 08/15/2016 (a) ..............................         9,200,000
                  40,390,000   Wisconsin State Health & Educational Facilities
                                 Authority Revenue (Prohealth Incorporated --
                                 Series B) DDN 1.10% due 08/15/2030 (a) .....................        40,390,000
                  16,600,000   Wisconsin State Health & Educational Facilities
                                 Authority Revenue (SSM Health Care -- Series
                                 98-B) DDN 1.15% due 12/01/2032 (a) .........................        16,600,000
                   9,935,000   Wisconsin State Housing & EDA (Home Ownership
                                 Revenue -- Series B) VRDN 1.11%
                                 due 09/01/2034 (a) .........................................         9,935,000
---------------------------------------------------------------------------------------------------------------
Wyoming --                     Laramie County, Wyoming IDR (Cheyenne Light Fuel
0.1%                             & Power Co.) VRDN:
                   3,500,000     (Series 97-B) 1.27% due 09/01/2021 (a) .....................         3,500,000
                   5,000,000     (Series 97-A) 1.27% due 03/01/2027 (a) .....................         5,000,000
---------------------------------------------------------------------------------------------------------------
                               Total Investments (Cost $10,936,085,084) -- 99.2% ............   $10,936,085,084
---------------------------------------------------------------------------------------------------------------
                               Other Assets Less Liabilities -- 0.8% ........................        89,343,439
---------------------------------------------------------------------------------------------------------------
                               Net Assets ...................................................   $11,025,428,523
===============================================================================================================

(a) The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at April 30, 2004. For variable rate demand instruments, the next coupon date on which the interest is to be adjusted is deemed the maturity date for valuation.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $1,546,690,299 or 14.0% of net assets.

Note -- Cost for federal income tax purposes is $10,936,079,766.


See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2004
----------------------------------------------------------------------------------------------------------
Portfolio Abbreviations for Merrill Lynch Institutional Tax-Exempt

BAN     Bond Anticipation Notes   GO    General Obligation               PCR    Pollution Control Revenue
CP      Commercial Paper          IDA   Industrial Development           RAN    Revenue Anticipation Notes
                                        Authority
DDN     Daily Demand Notes        IDB   Industrial Development Board     S/F    Single Family
EDA     Economic Development      IDC   Industrial Development           TAN    Tax Anticipation Notes
        Authority                       Corporation
EDR     Economic Development      IDR   Industrial Development Revenue   TRAN   Tax Revenue Anticipation
        Revenue                                                                 Notes
FXRDN   Fixed Rate Demand Notes   M/F   Multi-Family                     VRDN   Variable Rate Demand Notes
----------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

-------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Statement of Assets and Liabilities
April 30, 2004
-------------------------------------------------------------------------------------
Assets:
Total investments, at amortized cost and value (Note 1a) .........    $10,936,085,084
Cash .............................................................          5,555,392
Receivable for investments sold ..................................         48,913,441
Interest receivable ..............................................         35,451,957
                                                                      ---------------
   Total assets ..................................................     11,026,005,874
                                                                      ---------------
Liabilities:
Advisory fee payable (Note 2) ....................................            553,442
Accrued expenses .................................................             23,909
                                                                      ---------------
   Total liabilities .............................................            577,351
                                                                      ---------------
Net Assets applicable to investors' interests ....................    $11,025,428,523
                                                                      ===============
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals ..........    $11,025,428,523
                                                                      ===============

-------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Statement of Operations
For the Year Ended April 30, 2004
-------------------------------------------------------------------------------------
Investment Income:
Interest and discount earned .....................................       $107,909,043
                                                                         ------------
Expenses:
Investment advisory fee (Note 2) .................................          5,097,799
Accounting and custodian services ................................            211,980
Dividend and transfer agency fee .................................             52,228
                                                                         ------------
   Total expense .................................................          5,362,007
                                                                         ------------
   Net investment income .........................................        102,547,036
   Net realized gain from investment transactions ................            160,308
                                                                         ------------
Net Increase in Net Assets Resulting From Operations .............       $102,707,344
                                                                         ============


See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund                                                    Year Ended April 30,
Statements of Changes in Net Assets                                             --------------------------------------
                                                                                      2004                  2003
----------------------------------------------------------------------------------------------------------------------
Increase in Net assets:
Operations:
Net investment income ......................................................    $    102,547,036      $     89,204,351
Net realized gain from investment transactions .............................             160,308                15,224
                                                                                ----------------      ----------------
Net increase in net assets resulting from operations .......................         102,707,344            89,219,575
Capital Transactions:
Contributions from feeders .................................................      10,929,810,015         9,052,485,752
Withdrawals from feeders ...................................................      (8,194,309,836)       (5,428,495,522)
                                                                                ----------------      ----------------
Net increase in net assets from capital transactions .......................       2,735,500,179         3,623,990,230
                                                                                ----------------      ----------------
Net increase in net assets .................................................       2,838,207,523         3,713,209,805
Net Assets:
Beginning of year ..........................................................       8,187,221,000         4,474,011,195
                                                                                ----------------      ----------------
End of year ................................................................    $ 11,025,428,523      $  8,187,221,000
                                                                                ================      ================

----------------------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund                                   Year Ended April 30,         For the Period
Supplementary Data                                                 ----------------------------    January 14, 2002*
                                                                          2004             2003    to April 30, 2002
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets ......................             .05%             .05%             .05%(1)
Ratio of net investment income to average net assets .........            1.01%            1.36%            1.47%(1)
Net Assets, end of period (000) ..............................     $11,025,429       $8,187,221       $4,474,011

(1)  On an annualized basis

*    Commencement of Operations

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Money Market Trust
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Master Institutional Money Market Trust (the "Master Trust") is organized as a business trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 as an open-end management company. The Declaration of Trust permits the Trustees to issue unlimited beneficial interests in the Master Trust. Beneficial interests in the Master Trust are issued solely in private placement transactions to accredited investors. The Master Trust consists of three series, Master Premier Institutional Fund, Master Institutional Fund, and Master Institutional Tax-Exempt Fund, (collectively, the "Master Funds").

     The Master Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies consistently followed by the Master Trust in conformity with accounting principles generally accepted in the United States of America.

     (a) The value of the Master Premier Institutional and Master Institutional Funds' portfolio securities is determined on the basis of fair value as determined in good faith by the Board of Trustees (the "Trustees") of the Master Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgement of Fund Asset Management, L.P. ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method. Master Institutional Tax-Exempt portfolio securities are carried at amortized cost which approximates market value.

     For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

     The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML&Co."), which is the limited partner.

     (b) The Master Funds are treated as partnerships for Federal tax purposes. No provision is made by the Master Funds for federal or state taxes on any taxable income of the Master Funds because each investor in the Master Funds is ultimately responsible for the payment of any taxes. Since the Master Funds' investors are regulated investment companies that invest substantially all of their assets in the Master Funds, the Master Funds normally must satisfy the applicable source of income and diversification requirements under the Internal Revenue Code in order for their respective investors to satisfy them.

     (c) Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

     (d) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Interest income (after adjustments for amortization of premium or accretion of discount) is recorded as earned.

     (e) Repurchase agreements -- The Master Premier Institutional Fund and the Master Institutional Fund

--------------------------------------------------------------------------------
Master Institutional Money Market Trust
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------

(the "Funds") invest in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System of primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

     (f) Securities lending -- The Master Premier Institutional Fund and Master Institutional Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Where the Funds receive securities as collateral for the loaned securities, they collect a fee from the borrower. The Funds typically receive the income on the loaned securities but do not receive the income on the collateral. Where the Funds receive cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Funds may pay reasonable finder's, lending agent, administrative and custodial fees in connection with their loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Funds could experience delays and costs in gaining access to the collateral. The Funds also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Fees and Other Transactions with Affiliates
FAM, a subsidiary of Merrill Lynch & Co., Inc. ("ML&Co."), manages each Master Fund's investments under the overall supervision of The Board of Trustees of The Master Trust. Each Master Fund pays FAM a fee at the annual rate of 0.05% of average daily net assets.

     The Funds have received an exemptive order from the Securities and Exchange Commission permitting them to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML&Co., or its affiliates. As of April 30, 2004, the Master Premier Institutional Fund lent securities with a value of $3,266,700,000 to MLPF&S or its affiliates. The Master Institutional Fund did not have any securities on loan at period end. Pursuant to that order, the Funds have also retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Funds, invest cash collateral received by the Funds for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or it affiliates. For the period ended April 30, 2004, MLIM, LLC received $4,591,366 in securities lending agent fees.

     All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees and Investors of
Master Institutional Money Market Trust:

We have audited the accompanying statements of assets and liabilities of Master Institutional Money Market Trust (the "Master Trust"), consisting of Master Premier Institutional Fund, Master Institutional Fund, and Master Institutional Tax-Exempt Fund (the "Master Funds"), each a separate series of the Master Trust, including the schedules of investments, as of April 30, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the supplementary data for each of the three years in the period then ended. These financial statements are the responsibility of the Master Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of each of the respective Master Funds of Master Institutional Money Market Trust as of April 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the supplementary data for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts

June 21, 2004

---------------------------------------------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND PORTFOLIO MANAGERS
---------------------------------------------------------------------------------------------------------------------
                                                                                                           Other
                              Position(s)    Length                                                     Directorships
                                Held        of Time                                                       Held by
Name, Address & Age           with Fund     Served     Principal Occupation(s) During Past 5 Years        Trustee
---------------------------------------------------------------------------------------------------------------------
Interested Trustee
---------------------------------------------------------------------------------------------------------------------
Terry K. Glenn*               President     20 years   Chairman, Americas Region since 2001, and            None
800 Scudders Mill Road        and                      Executive Vice President of FAM and MLIM
Plainsboro, NJ 08536          Trustee                  since 1983; President, Merrill Lynch Mutual
Age: 63                                                Funds since 1999; President of FAMD since
                                                       1986 and Director thereof since 1991;
                                                       Executive Vice President and Director of
                                                       Princeton Services, Inc. since 1993; President
                                                       of Princeton Administrators, L.P. since 1988;
                                                       Director of Financial Data Services ("FDS")
                                                       since 1985
---------------------------------------------------------------------------------------------------------------------
* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which
  FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment
  Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive Vice President of
  FAM and MLIM; President of FAMD; Executive Vice President of Princeton Services; and President of Princeton
  Administrators, L.P. His term as Trustee is unlimited. As Fund President, Mr. Glenn serves at the pleasure of the
  Board of Trustees.
---------------------------------------------------------------------------------------------------------------------

                                                                                                           Other
                              Position(s)   Length                                                     Directorships
                                Held        of Time                                                       Held by
Name, Address & Age           with Fund     Served*    Principal Occupation(s) During Past 5 Years        Trustee
---------------------------------------------------------------------------------------------------------------------
Independent Trustees
---------------------------------------------------------------------------------------------------------------------
David O. Beim                 Trustee       1 year     Professor of Finance and Economics at the            None
410 Uris Hall                                          Columbia University Graduate School of
Columbia University                                    Business since 1991; Chairman of Outward
New York, NY 10027                                     Bound U.S.A. since 1997; Chairman of Wave
Age: 62                                                Hill, Inc. since 1980.
---------------------------------------------------------------------------------------------------------------------
James T. Flynn                Trustee       8 years    Chief Financial Officer of J.P. Morgan &             None
340 East 72nd Street                                   Co., Inc. from 1990 to 1995 and an
New York, NY 10021                                     employee of J.P. Morgan in various capacities
Age: 64                                                from 1967 to 1995.
---------------------------------------------------------------------------------------------------------------------
W. Carl Kester                Trustee       8 years    James R. Williston Professor of Business             None
Harvard Business                                       Administration of Harvard University
School                                                 Graduate School of Business since 1997,
Morgan Hall                                            having been MBA Class of 1958 Professor of
393 Soldiers Field                                     Business Administration of Harvard
Boston, MA 02163                                       University Graduate School of Business
Age: 52                                                Administration since 1981; Independent
                                                       Consultant since 1978.

---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND PORTFOLIO MANAGERS -- (continued)
---------------------------------------------------------------------------------------------------------------------
                                                                                                           Other
                              Position(s)    Length                                                     Directorships
                                Held        of Time                                                       Held by
Name, Address & Age           with Fund     Served     Principal Occupation(s) During Past 5 Years        Trustee
---------------------------------------------------------------------------------------------------------------------
Independent Trustees (continued)
---------------------------------------------------------------------------------------------------------------------
Karen P. Robards              Trustee       1 year     President of Robards & Company, a                    None
P.O. Box 9011                                          financial advisory firm, for more than five
Princeton, NJ 08543-                                   years; Director of Enable Medical Corp.
9011                                                   since 1996; Director of AtriCure, Inc. since
Age: 53                                                2000; Director of CineMuse Inc. from 1996
                                                       to 2000; Director of the Cooke Center for Learning
                                                       and Development, a not-for-profit organization,
                                                       since 1987.
---------------------------------------------------------------------------------------------------------------------
* The Trustee's term is unlimited.
---------------------------------------------------------------------------------------------------------------------
Fund Officers* and Portfolio Managers
---------------------------------------------------------------------------------------------------------------------
Barry F.X. Smith
  Senior Vice President
John Ng
  Vice President & Portfolio Manager
Kevin Schiatta
  Vice President & Portfolio Manager
P. Michael Walsh
  Vice President & Portfolio Manager
William M. Breen
  Treasurer
Phillip S. Gillespie
  Secretary
---------------------------------------------------------------------------------------------------------------------
* Officers of the Trust serve at the pleasure of the Board of Trustees.
---------------------------------------------------------------------------------------------------------------------
Further information about the Trust's Officers and Trustees is available in the Fund's Statement of Additional
Information, which can be obtained without charge by calling 1-800-225-1576.
---------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR & DISTRIBUTOR
Merrill Lynch Funds Distributor, Inc.
One Financial Center-- 23rd Floor
Boston, Massachusetts 02111

INVESTMENT ADVISER
Fund Asset Management, L.P.
P.O. Box 9011
Princeton, New Jersey 08543-9011

CUSTODIAN & TRANSFER AGENT
State Street Bank & Trust Company
P.O. Box 8118
Boston, Massachusetts 02266-8118

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds' current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Funds seek to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the Funds. Statements and other information herein are as dated and subject to change.

#40842

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) David O. Beim, (2) W. Carl Kester, (3) James T. Flynn and (4) Karen P. Robards.

         The registrant's board of directors has determined that David O. Beim,
         W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

         Mr. Beim has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. For 25 years, Mr. Beim was an investment banker actively engaged in financial analysis for securities transactions and mergers. These transactions presented a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. Mr. Beim has also been a professor of finance and economics at the Columbia University Graduate School of Business for the past 11 years.

         Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester's financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements.

         Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is the member of the Audit Committees of two privately held companies and a non-profit organization.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees

         Merrill Lynch Treasury Fund                    Fiscal Year Ending April 30, 2004 - $25,900
                                                        Fiscal Year Ending April 30, 2003 - $26,900

         Merrill Lynch Government Fund                  Fiscal Year Ending April 30, 2004 - $33,900
                                                        Fiscal Year Ending April 30, 2003 - $39,900

         Master Institutional Tax-Exempt Fund           Fiscal Year Ending April 30, 2004 - $35,000
                                                        Fiscal Year Ending April 30, 2003 - $33,000

         Merrill Lynch Institutional Tax-Exempt Fund    Fiscal Year Ending April 30, 2004 - $7,300
                                                        Fiscal Year Ending April 30, 2003 - $7,300

         Master Institutional Fund                      Fiscal Year Ending April 30, 2004 - $36,000
                                                        Fiscal Year Ending April 30, 2003 - $37,000

         Merrill Lynch Institutional Fund               Fiscal Year Ending April 30, 2004 - $7,300
                                                        Fiscal Year Ending April 30, 2003 - $7,300

         Master Premier Institutional Fund              Fiscal Year Ending April 30, 2004 - $60,000
                                                        Fiscal Year Ending April 30, 2003 - $64,000

         Merrill Lynch Premier Institutional Fund       Fiscal Year Ending April 30, 2004 - $7,300
                                                        Fiscal Year Ending April 30, 2003 - $7,300

         (b) Audit-Related Fees

         Merrill Lynch Treasury Fund                    Fiscal Year Ending April 30, 2004 - $0
                                                        Fiscal Year Ending April 30, 2003 - $0

         Merrill Lynch Government Fund                  Fiscal Year Ending April 30, 2004 - $0
                                                        Fiscal Year Ending April 30, 2003 - $0

         Master Institutional Tax-Exempt Fund           Fiscal Year Ending April 30, 2004 - $0
                                                        Fiscal Year Ending April 30, 2003 - $0

         Merrill Lynch Institutional Tax-Exempt Fund    Fiscal Year Ending April 30, 2004 - $0
                                                        Fiscal Year Ending April 30, 2003 - $0

         Master Institutional Fund                      Fiscal Year Ending April 30, 2004 - $0
                                                        Fiscal Year Ending April 30, 2003 - $0

         Merrill Lynch Institutional Fund               Fiscal Year Ending April 30, 2004 - $0
                                                        Fiscal Year Ending April 30, 2003 - $0

         Master Premier Institutional Fund              Fiscal Year Ending April 30, 2004 - $0
                                                        Fiscal Year Ending April 30, 2003 - $0

         Merrill Lynch Premier Institutional Fund       Fiscal Year Ending April 30, 2004 - $0
                                                        Fiscal Year Ending April 30, 2003 - $0

         (c) Tax Fees

         Merrill Lynch Treasury Fund                    Fiscal Year Ending April 30, 2004 - $4,100
                                                        Fiscal Year Ending April 30, 2003 - $4,100

         The nature of the services include tax compliance, tax advice and tax planning.

         Merrill Lynch Government Fund                  Fiscal Year Ending April 30, 2004 - $4,100
                                                        Fiscal Year Ending April 30, 2003 - $4,100

         The nature of the services include tax compliance, tax advice and tax planning.

         Master Institutional Tax-Exempt Fund           Fiscal Year Ending April 30, 2004 - $1,000
                                                        Fiscal Year Ending April 30, 2003 - $1,000

         The nature of the services include tax compliance, tax advice and tax planning.

         Merrill Lynch Institutional Tax-Exempt Fund    Fiscal Year Ending April 30, 2004 - $4,100
                                                        Fiscal Year Ending April 30, 2003 - $4,100

         The nature of the services include tax compliance, tax advice and tax planning.

         Master Institutional Fund                      Fiscal Year Ending April 30, 2004 - $1,000
                                                        Fiscal Year Ending April 30, 2003 - $1,000

         The nature of the services include tax compliance, tax advice and tax planning.

         Merrill Lynch Institutional Fund               Fiscal Year Ending April 30, 2004 - $4,100
                                                        Fiscal Year Ending April 30, 2003 - $4,100

         The nature of the services include tax compliance, tax advice and tax planning.

         Master Premier Institutional Fund              Fiscal Year Ending April 30, 2004 - $1,000
                                                        Fiscal Year Ending April 30, 2003 - $1,000

         The nature of the services include tax compliance, tax advice and tax planning.

         Merrill Lynch Premier Institutional Fund       Fiscal Year Ending April 30, 2004 - $4,100
                                                        Fiscal Year Ending April 30, 2003 - $4,100

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees

         Merrill Lynch Treasury Fund                    Fiscal Year Ending April 30, 2004 - $0
                                                        Fiscal Year Ending April 30, 2003 - $0

         Merrill Lynch Government Fund                  Fiscal Year Ending April 30, 2004 - $0
                                                        Fiscal Year Ending April 30, 2003 - $0

         Master Institutional Tax-Exempt Fund           Fiscal Year Ending April 30, 2004 - $0
                                                        Fiscal Year Ending April 30, 2003 - $0

         Merrill Lynch Institutional Tax-Exempt Fund    Fiscal Year Ending April 30, 2004 - $0
                                                        Fiscal Year Ending April 30, 2003 - $0

         Master Institutional Fund                      Fiscal Year Ending April 30, 2004 - $0
                                                        Fiscal Year Ending April 30, 2003 - $0

         Merrill Lynch Institutional Fund               Fiscal Year Ending April 30, 2004 - $0
                                                        Fiscal Year Ending April 30, 2003 - $0

         Master Premier Institutional Fund              Fiscal Year Ending April 30, 2004 - $0
                                                        Fiscal Year Ending April 30, 2003 - $0

         Merrill Lynch Premier Institutional Fund       Fiscal Year Ending April 30, 2004 - $0
                                                        Fiscal Year Ending April 30, 2003 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for the project as a whole. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2)

         Merrill Lynch Treasury Fund                    0%
         Merrill Lynch Government Fund                  0%
         Master Institutional Tax-Exempt Fund           0%
         Merrill Lynch Institutional Tax-Exempt Fund    0%
         Master Institutional Fund                      0%
         Merrill Lynch Institutional Fund               0%
         Master Premier Institutional Fund              0%
         Merrill Lynch Premier Institutional Fund       0%

         (f)

         Merrill Lynch Treasury Fund                    Not Applicable
         Merrill Lynch Government Fund                  Not Applicable
         Master Institutional Tax-Exempt Fund           Not Applicable
         Merrill Lynch Institutional Tax-Exempt Fund    Not Applicable
         Master Institutional Fund                      Not Applicable
         Merrill Lynch Institutional Fund               Not Applicable
         Master Premier Institutional Fund              Not Applicable
         Merrill Lynch Premier Institutional Fund       Not Applicable

         (g)

         Merrill Lynch Treasury Fund                    Fiscal Year Ending April 30, 2004 - $17,002,957
                                                        Fiscal Year Ending April 30, 2003 - $17,600,292

         Merrill Lynch Government Fund                  Fiscal Year Ending April 30, 2004 - $17,002,957
                                                        Fiscal Year Ending April 30, 2003 - $17,600,292

         Master Institutional Tax-Exempt Fund           Fiscal Year Ending April 30, 2004 - $17,002,957
                                                        Fiscal Year Ending April 30, 2003 - $17,600,292

         Merrill Lynch Institutional Tax-Exempt Fund    Fiscal Year Ending April 30, 2004 - $17,002,957
                                                        Fiscal Year Ending April 30, 2003 - $17,600,292

         Master Institutional Fund                      Fiscal Year Ending April 30, 2004 - $17,002,957
                                                        Fiscal Year Ending April 30, 2003 - $17,600,292

         Merrill Lynch Institutional Fund               Fiscal Year Ending April 30, 2004 - $17,002,957
                                                        Fiscal Year Ending April 30, 2003 - $17,600,292

         Master Premier Institutional Fund              Fiscal Year Ending April 30, 2004 - $17,002,957
                                                        Fiscal Year Ending April 30, 2003 - $17,600,292

         Merrill Lynch Premier Institutional Fund       Fiscal Year Ending April 30, 2004 - $17,002,957
                                                        Fiscal Year Ending April 30, 2003 - $17,600,292

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) -

         Merrill Lynch Treasury Fund                    $541,640, 0%
         Merrill Lynch Government Fund                  $541,640, 0%
         Master Institutional Tax-Exempt Fund           $541,640, 0%
         Merrill Lynch Institutional Tax-Exempt Fund    $541,640, 0%
         Master Institutional Fund                      $541,640, 0%
         Merrill Lynch Institutional Fund               $541,640, 0%
         Master Premier Institutional Fund              $541,640, 0%
         Merrill Lynch Premier Institutional Fund       $541,640, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - See Item 2

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

        By:    /s/ Terry K. Glenn
               ----------------------------
               Terry K. Glenn,
               President of
               Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

        Date: June 18, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

        By:    /s/ Terry K. Glenn
               ----------------------------
               Terry K. Glenn,
               President of
               Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

        Date: June 18, 2004

        By:    /s/ William M. Breen
               ----------------------------
               William M. Breen,
               Chief Financial Officer of
               Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

        Date: June 18, 2004